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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)      (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:       December 31, 2004

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Annual Report

December 31, 2004

ING VP Worldwide Growth Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
 A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
 The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder:

The past year has brought about numerous changes in the mutual funds industry, including requests for additional disclosures. I would like to draw your attention to some additional information you will now see in the reports due, in part, to these new requirements:

•	You will see a new section entitled “Shareholder Expense Examples”. These examples are intended to illustrate for you the ongoing costs of investing in a mutual fund and to provide a method to compare those costs with the ongoing costs of investing in other mutual funds.

•	In addition to the normal performance tables included in the Portfolio Managers’ Reports, there are now additional graphical or tabular presentations, which illustrate the current holdings of the funds as of the period-end.

•	Each fund now also files its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. These Forms are available for shareholders to view on the SEC’s website at www.sec.gov.

We welcome these changes and believe that they will provide valuable information to our shareholders. We hope you will find these additional disclosures beneficial and easy to understand.

On behalf of ING Funds, I thank you for your continued support and confidence and look forward to serving you in 2005 and beyond.

Sincerely,

James M. Hennessy
President
ING Funds
January 25, 2005

1

MARKET PERSPECTIVE:       YEAR ENDED DECEMBER 31, 2004

In our semi-annual report, we referred to sharp swings in sentiment as investors took stock after the handsome gains of 2003. By the middle of the year, the markets had not done much of anything; however, over the next six months sentiment would change twice more and in the end major asset classes posted respectable returns for the year, if not better.

Global equities gained 10.8% in the six months ended December 31, 2004, according to the Morgan Stanley Capital International (“MSCI”) World Index(1), including net reinvested dividends, and 14.7% for entire year. Nearly one quarter of the annual gain was due to dollar weakness, the main story in the currency markets. The dollar was ahead for most of the year, but by mid October had succumbed to continuing concern over the United States twin budget and trade deficits and whether overseas investors would continue to finance them, raising the nightmare of a disorderly slide in the dollar. In 2004, the euro gained 7.6%, a new record. The yen rose 4.5% to a level not seen since early 2000, while the pound stood 7.4% higher, at a remarkable 12-year peak.

Perhaps the most notable feature in investment grade U.S. fixed income markets in the second six months was the curious “curve flattening” trend. Short-term interest rates drifted up as the Federal Open Market Committee (“FOMC”) raised the Federal Funds rate four times, by 1% in all, while bond yields ignored this and fell in the face of weak economic data and continued foreign central bank purchases. Contrary to earlier fears, tame inflation was a backdrop throughout, while the influential employment reports were weak in July, August, October and December. On December 15, the spread between the yields on the 10-year Note and the 90-day Treasury Bill fell to a three-year low. For the six months, the yield on 10-year Treasury Notes fell by 40 basis points to 4.22%, but the yield on 13-week Treasury Bills soared 88 basis points to 2.18%. More broadly, the Lehman Brothers Aggregate Bond Index(2) gained 4.18% for the six months. For the whole year, the Index returned 4.34%, underscoring the dominance of the second half in driving market movement, and implying not much underlying price change over the year.

Prices rose on riskier asset classes, however, as investors chased more attractive returns than investment grade bonds were offering. The Lehman Brothers U.S. Corporate High Yield Bond Index(3) for example, returned a robust 9.64% in the six months through December and 11.13% for the year.

U.S. equities in the form of the Standard & Poor’s (“S&P”) 500 Index(4), rose 7.2% including dividends for the six months ended December 31, 2004, breaching and holding levels not seen since before September 11, 2001. By year end, the market was trading at a price to earnings level of just under 16 1/2 times 2005 estimated earnings. For the entire year, the Index returned 10.88%. From the middle of the year, equity investors were disappointed by the weak employment reports referred to above and distracted by surging oil prices as well as bad news affecting individual stocks. The market reached its lowest point in mid-August. But after oil prices climbed over $56 per barrel on October 22, and then slumped, equities squeezed out a narrow gain for the month in the last few days. In November, oil prices continued their retreat and the market powered ahead, cheered by this, the clear presidential election result, perceived as business and shareholder friendly, and at last a powerful employment report. By month end, sentiment was further bolstered by an upward revision to third quarter gross domestic product (“GDP”) growth to 4%, which was doubtless encouraging. But the data released also showed that the engine of growth, the U.S. consumer, was only saving at the rate of 0.5% per annum, which many regard as unsustainable. In addition, the rate of corporate profits growth was already falling and in 2005 may not reach double digits. It is hard to see then what dynamic propelled the S&P 500 Index to another 3.5% gain in December. And while many commentators celebrated this break out and the fact that smaller-cap indices had by then scaled all-time high levels, others feared a reversal before 2005 was very old.

International markets had mixed returns in the second half, but all were inflated in dollar terms by the weakness of that currency. Nonetheless even in local currency terms, Europe’s markets regained mid-2002 levels. Japan equities rose 4.6% in dollar terms during the period, based on the MSCI Japan Index(5) plus net dividends, but fell 1.7% in yen. For the year, Japan returned 15.9% in dollars. First half optimism about GDP growth was dashed as growth collapsed or was revised down as the year wore on.

European excluding (“ex”) UK markets advanced 18.2% in the second half of 2004, according to the MSCI Europe ex UK Index(6) (in dollars including net dividends), about one third due to currency. For all of 2004, the region returned 21.6% in dollars. Profits did grow strongly and markets remain cheap, but given all the issues surrounding low domestic demand,

2

MARKET PERSPECTIVE:       YEAR ENDED DECEMBER 31, 2004

unemployment at 8.9% for the last 20 months and inflexible labor markets, arguably they deserve to be.

The UK market returned 15.7% in the six months through December, based on the MSCI UK Index(7) including net dividends, about 40% due to currency. For the whole year, the UK rose 19.6% in dollars. Contrary to the rest of Europe, the Bank of England has been trying to cool consumer demand and a property boom with five interest rate increases in 12 months. They seem to be succeeding for the most part.

(1) The MSCI World Index measures the performance of over 1,400 securities listed on exchanges in the United States, Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3) The Lehman Brothers U.S. Corporate High Yield Bond Index is generally representative of corporate bonds rated below investment-grade.

(4) The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 366-0066 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

ING VP WORLDWIDE GROWTH PORTFOLIO

PORTFOLIO MANAGERS’ REPORT

The ING VP Worldwide Growth Portfolio (the “Portfolio”) seeks long-term capital appreciation. The Domestic Equity Component of the Portfolio is managed by a team of investment professionals led by James A. Vail, CFA, Senior Vice President and Portfolio Manager. The International Component of the Portfolio is managed by a team of investment professionals led by Richard T. Saler and Philip A. Schwartz, CFA, each a Senior Vice President and Director of International Investment Strategy. Both teams are from ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended December 31, 2004, the Portfolio provided a total return of 9.44% compared to the Morgan Stanley Capital International (“MSCI”) World Index(1), which returned 15.25% for the same period.

Portfolio Specifics: In a continuation of the 2003 trends, stocks in the growth part of the spectrum once again underperformed. The underperformance of the Portfolio versus the MSCI World Index was partially attributable to this style effect due to the growth tilt in the U.S. sleeve of the Portfolio. In both sleeves, our residual cash holdings detracted modestly from the result.

In the domestic sleeve of the Portfolio, the performance shortfall against the U.S. component of the benchmark (the MSCI U.S. Index) was mainly due to an adverse sector positioning. Overweight exposures in the relatively weak healthcare and information technology sectors and underweighting the strong energy sector were the major detractors. Stock selection within sectors proved negative. Strong selection results in the consumer discretionary and industrial sectors were more than offset by adverse selection elsewhere, especially in the information technology, energy and

Industry Allocation*
as of December 31, 2004
(as a percent of net assets)

*	Excludes other assets and liabilities of 0.8% of net assets. (1) Includes six industries, which each represent 2 – 3% of net assets.

(2)	Includes fourteen industries, which each represent 1 – 2% of net assets.

(3)	Includes seventeen industries, which each represent 0 – 1% of net assets.

Portfolio holdings are subject to change daily.

telecommunication services sectors. At the security level, the major positive contributors included Yahoo!, Inc., Biogen Idec, Inc., eBay, Inc. and Tyco Intl. Ltd. The most significant negative contributors included Exxon Mobil Corp. (underweight in a strong energy sector), and from holdings in Par Pharmaceuticals Cos., Inc., and previously held Veritas Software Corp. and NVIDIA Corp. in the technology sector.

In the international sleeve, our regional allocation lost value, essentially due to our allocation to emerging markets. Within the regions, adverse selection in Japan and to a lesser extent in Europe proved negative. With the sector allocation result (excluding cash) marginally negative, the bulk of the shortfall came from in-sector selection, especially in the financial, industrial and materials sectors. At the security level, material positive contributions came from our holdings in Imperial Tobacco Group PLC (United Kingdom), the Hungarian OTP Bank Rt., which was held during the period, and Singaporean real estate developer and operator CapitaLand Ltd. Our holdings impacting most negatively included previously held Gold Fields Ltd. (South Africa), Nomura Holdings, Inc. (Japan), and the Dutch electronics conglomerate Philips Electronics NV, which was held during the period.

Current Strategy and Outlook: U.S. consumption growth, stimulated in recent years by a convergence of low interest rates and tax cuts, should be less robust going forward. Combined with a global tax in the form of sustained high energy prices, the global demand outlook is therefore likely to be weaker than in 2003 and 2004. Earnings and cash flow growth in this environment will be relatively modest, with the potential for earnings disappointments rising as 2005 progresses. Adding to the uncertainties is the unresolved war in Iraq. Stocks exhibiting relatively strong and sustainable growth should benefit in this scenario.

Domestically, the Portfolio will continue to seek attractively priced stocks capable of above-average growth. Internationally, we commence the new fiscal year with underweight positions in the consumer discretionary and industrial sectors, which collectively finance the overweights of the financial and health care sectors. Despite the mentioned risks, we continue to see selective opportunities in emerging markets, albeit fewer than was the case in 2003 and early 2004.

Top Ten Holdings
as of December 31, 2004
(as a percent of net assets)

General Electric Co.	1.8%
Imperial Tobacco Group PLC	1.7%
iShares Goldman Sachs Semiconductor Index Fund	1.5%
Telefonica SA	1.5%
Total SA	1.5%
Roche Holding AG	1.5%
Microsoft Corp.	1.4%
Procter & Gamble Co.	1.4%
DBS Group Holdings	1.4%
UBS AG	1.4%

Portfolio holdings are subject to change daily.

4

ING VP WORLDWIDE GROWTH PORTFOLIO

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2004
		Since Inception
	1 Year	April 28, 2000
ING VP Worldwide Growth Portfolio	9.44%	(5.59)%
MSCI World Index(1)	15.25%	(1.52	)%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP Worldwide Growth Portfolio against the MSCI World Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charge and incurs no operating expense. An investor cannot invest directly in an index. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)	The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)	Since inception performance for the index is shown from May 1, 2000.

5

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

The first section of the table shown, “Actual Fund Return”, provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled ‘’Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account	Account	During the Six
	Value	Value	Months Ended
	July 1, 2004	December 31, 2004	December 31, 2004*
Actual	$1,000.00	$1,074.00	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.89

*	Expenses are equal to the Fund’s annualized expense ratios of 1.16%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
ING Variable Insurance Trust

We have audited the accompanying statement of assets and liabilities of ING VP Worldwide Growth Portfolio, a series of ING Variable Insurance Trust, including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ING VP Worldwide Growth Portfolio as of December 31, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 11, 2005

7

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2004

ASSETS:
Investments in securities at value*	$55,646,755
Repurchase agreement	852,000
Cash	2,607
Foreign currencies at value**	712
Receivables:
Investment securities sold	462,198
Dividends and interest	92,326
Prepaid expenses	1,026

Total assets	57,057,624

LIABILITIES:
Unrealized depreciation on forward currency contracts	187
Payable to affiliates	62,742
Payable for trustee fees	6,676
Payable for custody fees	10,911
Payable for professional fees	18,102
Payable for shareholder reporting expense	15,438
Other accrued expenses and liabilities	2,215

Total liabilities	116,271

NET ASSETS (equivalent to $7.56 per share on 7,530,537 shares outstanding)	$56,941,353

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$55,008,142
Undistributed net investment income	316,051
Accumulated net realized loss on investments and foreign currency related transactions	(4,466,505)
Net unrealized appreciation on investments and foreign currency related transactions	6,083,665

NET ASSETS	$56,941,353

** Cost of investments in securities	$49,569,230
** Cost of foreign currencies	$712

See Accompanying Notes to Financial Statements.

8

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$925,387
Interest	76,323

Total investment income	1,001,710

EXPENSES:
Investment management fees	542,571
Transfer agent fees	10,038
Shareholder reporting expense	28,880
Registration fees	1,529
Professional fees	21,316
Custody and accounting expense	37,523
Trustee fees	5,316
Miscellaneous expense	2,756

Total expenses	649,929
Recouped fees	15,000
Brokerage commission recapture	(112)

Net expenses	664,817

Net investment income	336,893

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS
Net realized gain (loss) on:
Investments	6,018,036
Foreign currency related transactions	(42,465)

Net realized gain on investments and foreign currency related transactions	5,975,571

Net change in unrealized appreciation or depreciation on:
Investments	(1,580,986)
Foreign currency related transactions	(174)

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(1,581,160)

Net realized and unrealized gain on investments and foreign currency related transactions	4,394,411

Increase in net assets resulting from operations	$4,731,304

* Foreign taxes withheld	$80,844

See Accompanying Notes to Financial Statements.

9

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2004	2003
FROM OPERATIONS:
Net investment income	$336,893	$83,676
Net realized gain on investments and foreign currency related transactions	5,975,571	1,498,927
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(1,581,160)	8,475,999

Net increase in net assets resulting from operations	4,731,304	10,058,602

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(415,809)	—

Net decrease in net assets resulting from distributions to shareholders	(415,809)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,448,919	19,898,120
Dividends reinvested	415,809	—
Cost of shares redeemed	(8,990,591)	(6,949,682)

Net increase in net assets resulting from capital share transactions	1,874,137	12,948,438

Net increase in net assets	6,189,632	23,007,040

NET ASSETS:
Beginning of year	50,751,721	27,744,681

End of year	$56,941,353	$50,751,721

Undistributed net investment income at end of year	$316,051	$63,274

See Accompanying Notes to Financial Statements.

10

ING VP WORLDWIDE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

					April 28,
					2000(1) to
	Year Ended December 31,				December 31,
	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$6.96	5.39	7.18	8.81	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.04	0.01	0.00 *	(0.01)	0.00 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.61	1.56	(1.79)	(1.62)	(1.16)
Total from investment operations	$0.65	1.57	(1.79)	(1.63)	(1.16)
Less distributions from:
Net investment income	$0.05	—	0.00 *	—	—
Net realized gains on investments	$—	—	—	—	0.02
In excess of net realized gains on investments	$—	—	—	—	0.01
Total distributions	$0.05	—	0.00 *	—	0.03
Net asset value, end of the period	$7.56	6.96	5.39	7.18	8.81
Total Return(2)%	9.44	29.13	(24.92)	(18.50)	(11.62)

Ratios and Supplemental Data:
Net assets, end of the period (000s)	$56,941	50,752	27,745	23,983	10,257
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	1.23	1.23	1.23	1.23	1.23
Net expenses after expense reimbursement/ recoupment prior to brokerage commission recapture(3)(4)%	1.23	1.23	1.23	1.23	1.23
Gross expenses prior to expense reimbursement/ recoupment and brokerage commission recapture(4)%	1.20	1.75	2.07	2.97	2.97
Net investment income (loss) after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	0.62	0.23	(0.01)	(0.15)	(0.11)
Portfolio turnover rate %	122	111	279	252	11

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(3)	The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investment, LLC within three years.

(4)	Annualized for periods less than one year.

*	Per share amount is less than $0.01.

See Accompanying Notes to Financial Statements.

11

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004

NOTE 1 — ORGANIZATION

Organization. The ING Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on July 15, 1999 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. There are eight separate investment series which comprise the Trust. The one that is in this report is the ING VP Worldwide Growth Portfolio (the “Portfolio”), a non-diversified series of the Trust. The Portfolio commenced operations on April 28, 2000.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by the Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio’s net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. Research services use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.	Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date.

C.	Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

12

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.	Forward Foreign Currency Contracts. The Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

E.	Distributions to Shareholders. Dividends from net investment income and net realized gains, if any are declared and paid annually by the Portfolio. Distributions are determined annually in accordance with federal tax principles which may differ from accounting principles generally accepted in the United States of America for investment companies. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date.

F.	Federal Income Taxes. It is the policy of the Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.	Use of Estimates. Management of the Portfolio has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.	Repurchase Agreements. The Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time

13

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, the Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I.	Securities Lending. The Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. No securities were on loan at December 31, 2004.

NOTE 3 — INVESTMENT MANAGEMENT FEE

ING Investments, LLC (the “Investment Manager”) is the Investment Manager of the Portfolio. The Portfolio pays the Investment Manager for its services under the Management Agreement, a fee, payable monthly, based on an annual rate of 1.00% of the average daily net assets of the Portfolio.

The Investment Manager has entered into an Expense Limitation Agreement with the Portfolio, under which it will limit expenses of the Portfolio to the extent of 1.23% of the value of the Portfolio’s average daily net assets, excluding interest, taxes, brokerage and extraordinary expenses. Fee waivers and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated expense limit.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

The Investment Manager may at a later date recoup from the Portfolio management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees, are reflected on the accompanying Statement of Operations.

Effective January 1, 2005, pursuant to a side agreement the Investment Manager has lowered the expense limit for the Portfolio to 1.15% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. If after December 31, 2005, the Investment Manager elects not to renew the side agreement, the expense limit will revert to the limitation under the Portfolio’s expense limitation agreement of 1.23%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

As of December 31, 2004, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

December 31,
2005	2006	2007	Total
$239,207	$192,915	$ —	$432,122

The Investment Manager entered into a Sub-Advisory Agreement with ING Investment Management Co. (“ING IM”), for the Portfolio.

ING Funds Services, LLC (the “Administrator”) serves as Administrator to the Portfolio. There is no fee paid to the Administrator.

The Investment Manager, ING IM, and the Administrator are indirect wholly-owned subsidiaries of ING Groep N.V., a global financial institution active in the fields of banking, insurance and asset management.

14

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 4 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Investment Manager may direct the Portfolio’s portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate the Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Portfolio. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statement of Operations.

At December 31, 2004, the Portfolio had $62,742 recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities for accrued investment management fees.

The Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 5 — PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004, excluding short-term securities, were $65,245,716 and $63,254,002, respectively.

NOTE 6 — LINE OF CREDIT

The Portfolio, in addition to certain other funds managed by the Investment Manager, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The Portfolio did not have any loans outstanding during the year ended December 31, 2004.

NOTE 7 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars, were as follows:

	Year Ended
	December 31, 2004
	Shares	Amount
Shares sold	1,476,514	$10,448,919
Dividends reinvested	57,709	415,809
Shares redeemed	(1,299,185)	(8,990,591)

Net increase	235,038	$1,874,137

	Year Ended
	December 31, 2003
	Shares	Amount
Shares sold	3,358,516	$19,898,120
Shares redeemed	(1,206,107)	(6,949,682)

Net increase	2,152,409	$12,948,438

NOTE 8 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities. The Portfolio makes significant investments in foreign securities. Investments in foreign securities may entail risks not present in domestic investments. Since investments in securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments.

Non-Diversified. The Portfolio is classified as a non-diversified investment company under the Investment Company Act, which means that the Portfolio is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified.

15

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 9 — FEDERAL INCOME TAXES (continued)

Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.

The following permanent tax differences have been reclassified as of December 31, 2004:

Undistributed
Accumulated	Net Investment
Net Realized	Income on
Gains/(Losses)	Investments
$(331,693)	$331,693

Dividends to shareholders from ordinary income for year ended December 31, 2004 were $415,809. There were no distributions to shareholders during the year ended December 31, 2003.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2004 were as follows:

Undistributed	Unrealized	Capital
Ordinary	Appreciation	Loss	Expiration
Income	(Depreciation)	Carryforwards	Dates
$320,321	$5,411,206	$(3,793,860)	2010

NOTE 10 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated. Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•	ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred

16

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 10 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

17

ING VP WORLDWIDE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 97.7%
		Belgium: 1.1%
23,700		Fortis	$654,782

			654,782

		Bermuda: 0.7%
10,415		Tyco Intl. Ltd.	372,232

			372,232

		Canada: 1.1%
3,543		EnCana Corp.	202,263
22,900		Placer Dome, Inc.	431,567

			633,830

		China: 0.4%
3,000		Jiangxi Copper Co., Ltd.	1,706
178,000		Maanshan Iron & Steel	68,705
82,500		Weiqiao Textile Co.	129,939
8,000	@	Wumart Stores, Inc.	12,866

			213,216

		Denmark: 0.4%
10,100		H. Lundbeck A/S	225,140

			225,140

		Finland: 0.6%
15,500		UPM-Kymmene Oyj	343,100

			343,100

		France: 2.8%
2,755		Lafarge SA	265,910
2,900		Schneider Electric SA	201,743
3,077		Societe Generale	311,484
3,820		Total SA	836,628

			1,615,765

		Germany: 4.1%
1,500		Deutsche Bank AG	133,536
8,950		Deutsche Boerse AG	539,057
13,454		RWE AG	742,915
8,150		Schering AG	606,642
3,427		Siemens AG	290,107

			2,312,257

		Greece: 0.9%
15,272		Alpha Bank AE	532,722

			532,722

		Hong Kong: 2.6%
294,000		Cathay Pacific Airways Ltd.	557,861
83,000		Hang Lung Properties Ltd.	128,293
51,000		Henderson Land Development	265,155
154,000		Hong Kong Exchanges and Clearing Ltd.	412,237
140,000		Sino Land Co.	137,840

			1,501,386

		Ireland: 0.3%
9,900		Irish Life & Permanent PLC	185,410

			185,410

		Israel: 0.6%
11,000		Teva Pharmaceutical Industries Ltd. ADR	328,460

			328,460

		Japan: 7.7%
25,000		Amano Corp.	248,365
32,200		Chugai Pharmaceutical Co., Ltd.	532,902
17,000		Hino Motors Ltd.	126,834
18		INPEX Corp	90,817
13,000		Isetan Co., Ltd.	152,170
20		Japan Retail Fund Investment Corp.	168,830
21,000		Koyo Seiko Co, Ltd	296,908
3,400		Kyocera Corp.	262,705
26		Mitsubishi Tokyo Financial Group, Inc.	266,287
43,000		Nomura Holdings, Inc.	628,917
5,000		Promise Co., Ltd.	358,029
30,800		Sekisui House Ltd.	359,543
2,000		Takefuji Corp.	135,256
18,300		Toyota Motor Corp.	751,023

			4,378,586

		Malaysia: 2.8%
202,500		AMMB Holdings Bhd	173,525
11,000		British American Tobacco Malaysia Bhd	132,434
98,000		Commerce Asset Holdings Bhd	121,129
198,600		Malayan Banking Bhd	616,639
113,600		Maxis Communications Bhd	279,642
87,500		Tenaga Nasional Bhd	250,987

			1,574,356

		Mexico: 0.3%
55,300		Wal-Mart de Mexico SA de CV	190,005

			190,005

		Netherlands: 1.8%
40,000		Aegon NV	544,470
12,100	@	ASML Holding NV	193,404
4,725		Royal Dutch Petroleum Co.	271,189

			1,009,063

		New Zealand: 0.8%
193,800		Fisher & Paykel Healthcare Corp.	454,324

			454,324

		Singapore: 3.5%
35,200	@	CapitaCommercial Trust	27,385
439,000		CapitaLand, Ltd.	573,504
80,000		DBS Group Holdings Ltd.	788,652
74,300		United Overseas Bank Ltd.	627,746

			2,017,287

		Spain: 2.1%
19,092		Banco Bilbao Vizcaya Argentaria SA	338,611
44,500		Telefonica SA	836,881

			1,175,492
		Sweden: 0.7%
32,239		Swedish Match AB	372,929

			372,929

		Switzerland: 5.1%
5,430	@	Credit Suisse Group	228,266
12,770		Novartis AG	642,655
7,181		Roche Holding AG	824,260
20,700		STMicroelectronics NV	402,898
9,400		UBS AG	787,970

			2,886,049

See Accompanying Notes to Financial Statements

18

ING VP WORLDWIDE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		United Kingdom: 7.6%
65,600		BP PLC	$638,319
32,300		Diageo PLC	461,340
1,500		GlaxoSmithKline PLC ADR	71,085
20,400		GlaxoSmithKline PLC	478,961
34,840		Imperial Tobacco Group PLC	954,007
283,700		Legal & General Group PLC	597,761
29,600		Provident Financial PLC	381,891
6,630		Rio Tinto PLC	195,556
201,693		Vodafone Group PLC	548,757

			4,327,677

		United States: 49.7%
6,995		3M Co.	574,080
4,400		Abbott Laboratories	205,260
5,055		Air Products & Chemicals, Inc.	293,038
14,320		Alcoa, Inc.	449,935
3,480		Allergan, Inc.	282,124
8,375	@	Alliant Techsystems, Inc.	547,557
7,460		Altria Group, Inc.	455,806
7,315		American Intl. Group, Inc.	480,375
7,450	@	Amgen, Inc.	477,917
11,270	@	Avaya, Inc.	193,844
10,950		Baker Hughes, Inc.	467,237
5,450		Bank of America Corp.	256,096
9,255	@	Barr Pharmaceuticals, Inc.	421,473
5,370	@	Biogen Idec, Inc.	357,696
6,590		BJ Services Co.	306,699
2,250		Boeing Co.	116,483
5,650		Carnival Corp.	325,610
5,350	@	Celgene Corp.	141,936
19,340		Cendant Corp.	452,169
2,825		ChevronTexaco Corp.	148,341
2,400		Chubb Corp.	184,560
18,875	@	Cisco Systems, Inc.	364,288
12,900		Citigroup, Inc.	621,523
12,575	@	Comcast Corp. – Class A	412,963
4,625		Countrywide Financial Corp.	171,171
7,840		CVS Corp.	353,349
7,850	@	Dell, Inc.	330,799
10,700		Dow Chemical Co.	529,757
13,765	@	E*Trade Financial Corp.	205,787
4,300	@	eBay, Inc.	500,004
3,250		Eli Lilly & Co.	184,438
30,380	@	EMC Corp.	451,751
9,025		Exxon Mobil Corp.	462,621
4,200		Fannie Mae	299,082
3,420		General Dynamics Corp.	357,732
28,815		General Electric Co.	1,051,747
8,075	@	Gilead Sciences, Inc.	282,544
5,945		Goldman Sachs Group, Inc.	618,518
5,580		Harley-Davidson, Inc.	338,985
3,150	@	Inamed Corp.	199,238
19,350		Intel Corp.	452,597
7,570		International Business Machines Corp.	746,250
16,300		iShares Goldman Sachs Semiconductor Index Fund	876,940
8,055		Johnson & Johnson	510,848
5,825		Lehman Brothers Holdings, Inc.	509,571
5,100		Marriott Intl., Inc. – Class A	321,198
8,620		Merck & Co., Inc.	277,047
30,195		Microsoft Corp.	806,508
4,965	@	National-Oilwell, Inc.	175,215
6,700		Nordstrom, Inc.	313,091
20,365	@	Oracle Corp.	279,408
5,580		Oshkosh Truck Corp. – Class B	381,560
3,895		PACCAR, Inc.	313,470
12,465	@	Par Pharmaceutical Cos., Inc.	515,802
9,560		PepsiCo, Inc.	499,032
22,020		Pfizer, Inc.	592,117
6,800		Praxair, Inc.	300,220
14,565		Procter & Gamble Co.	802,240
8,155		QUALCOMM, Inc.	345,772
3,350		Rockwell Automation, Inc.	165,993
10	@	Rowan Cos., Inc.	259
9,500		Schlumberger, Ltd.	636,024
4,090		Sherwin-Williams Co.	182,537
3,955		Starwood Hotels & Resorts Worldwide, Inc.	230,972
11,635	@	Stericycle, Inc.	534,628
5,875		Target Corp.	305,089
3,955		United Technologies Corp.	408,749
3,675		Verizon Communications, Inc.	148,874
11,625		Wal-Mart Stores, Inc.	614,032
2,585	@	WellPoint, Inc.	297,275
14,370	@	Yahoo!, Inc.	541,462
4,785	@	Zimmer Holdings, Inc.	383,374

			28,342,687

		Total Common Stock (Cost $49,569,230)	55,646,755

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreement: 1.5%
$852,000	Morgan Stanley Repurchase Agreement dated 12/31/04, 2.199%, due 01/03/05, $852,156 to be received upon repurchase (Collateralized by $795,000 Federal Home Loan Bank, 5.750%, Market Value plus accrued interest $874,132, due 05/15/12)		852,000

	Total Short-Term Investments
	(Cost $852,000)		852,000

	Total Investments In Securities
	(Cost $50,421,230)*	99.2%	$56,498,755
	Other Assets and Liabilities-Net	0.8	442,598

	Net Assets	100.0%	$56,941,353

@	Non-income producing security

ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $51,093,876. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,116,450
Gross Unrealized Depreciation	(711,571)

Net Unrealized Appreciation	$5,404,879

See Accompanying Notes to Financial Statements

19

ING VP WORLDWIDE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Percentage of
Industry	Net Assets

Aerospace/Defense	2.5%
Agriculture	3.4
Airlines	1.0
Auto Manufacturers	2.8
Auto Parts and Equipment	0.5
Banks	10.3
Beverages	1.7
Biotechnology	1.7
Building Materials	0.5
Chemicals	2.3
Commercial Services	0.8
Computers	2.7
Cosmetics/Personal Care	1.4
Diversified Financial Services	8.9
Electric	1.7
Electronics	0.5
Environmental Control	0.9
Forest Products and Paper	0.6
Hand/Machine Tools	0.4
Healthcare-Products	2.7
Healthcare-Services	0.5
Home Builders	0.6
Insurance	3.2
Internet	1.8
Investment Companies	1.5
Iron/Steel	0.1
Leisure Time	1.2
Lodging	1.0
Machinery-Diversified	0.3
Media	0.7
Metal Fabricate/Hardware	0.0
Mining	1.7
Miscellaneous Manufacturing	4.5
Oil and Gas	4.7
Oil and Gas Services	2.8
Pharmaceuticals	11.4
Real Estate	1.5
Real Estate Investment Trusts	0.3
Real Estate Operations/Development	0.5
Retail	3.4
Semiconductors	1.8
Software	1.9
Telecommunications	4.8
Textiles	0.2
Repurchase Agreement	1.5
Other Assets and Liabilities, Net	0.8

Net Assets	100.0%

See Accompanying Notes to Financial Statements

20

TAX INFORMATION (UNAUDITED)

Dividends paid during the year ended December 31, 2004 were as follows:

Fund Name	Type	Per Share Amount
VP Worldwide Growth Portfolio	NII	$0.0543

NII	—	Net investment income

Of the ordinary distributions made during the year ended December 31, 2004, the following percentage qualifies for the dividends received deduction available to corporate shareholders:

VP Worldwide Growth Portfolio     70.40%

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under accounting principles generally accepted in the United States of America (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

21

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

The business and affairs of the Trust are managed under the direction of the Portfolio’s Board of Trustees. A Trustee who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

		Term of		Number of
		Office and	Principal	Portfolios in	Other
	Position(s)	Length of	Occupation(s)	Fund Complex	Directorships
Name, Address	held with	Time	during the	Overseen	held by
and Age	Trust	Served(1)	Past Five Years	by Trustee	Trustee
Independent Trustees:

Paul S. Doherty(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1934	Trustee	February 2001 - December 2004	President, and Partner, Doherty, Wallace, Pillsbury and Murphy, P.C., Attorneys (1996 - Present).	113	University of Massachusetts Foundation Board (April 2004 - Present).

J. Michael Earley(3) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1945	Trustee	February 2002 - Present	President and Chief Executive Officer, Bankers Trust Company, N.A. (1992 - Present).	113	None

R. Barbara Gitenstein(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1948	Trustee	February 2002 - Present	President, College of New Jersey (1999 - Present).	113	New Jersey Resources (September 2003 - Present).

Walter H. May(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1936	Trustee	February 2001 - Present	Retired. Formerly, Managing Director and Director of Marketing, Piper Jaffray, Inc.	113	Trustee, BestPrep Charitable Organization (1991 - Present).

Jock Patton(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1945	Trustee	February 2001 - Present	Private Investor (June 1997 - Present). Formerly Director and Chief Executive Officer, Rainbow Multimedia Group, Inc. (January 1999 - December 2001).	113	Director, Hypercom, Corp. (January 1999 - Present); JDA Software Group, Inc. (January 1999 - Present); Swift Transportation Co. (March 2004 - Present).

David W.C. Putnam(3) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1939	Trustee	February 2001 - Present	President and Director, F.L. Putnam Securities Company, Inc. and its affiliates; President, Secretary and Trustee, The Principled Equity Market Fund.	113	Progressive Capital Accumulation Trust (August 1998 - Present); Principled Equity Market Fund (November 1996 - Present), Mercy Endowment Foundation (1995 - Present); Director, F.L. Putnam Investment Management Company (December 2001 - Present); Asian American Bank and Trust Company (June 1992 - Present); and Notre Dame Health Care Center (1991 - Present) F.L. Putnam Securities Company, Inc. (June 1978 - Present); and an Honorary Trustee, Mercy Hospital (1973 - Present). Formerly, Anchor International Bond Trust (December 2000 - 2002).

22

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

		Term of		Number of
		Office and	Principal	Portfolios in	Other
	Position(s)	Length of	Occupation(s)	Fund Complex	Directorships
Name, Address	held with	Time	during the	Overseen	held by
and Age	Trust	Served(1)	Past Five Years	by Trustee	Trustee
Blaine E. Rieke(3) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1933	Trustee	February 2001 - December 2004	General Partner, Huntington Partners (January 1997 - Present). Chairman of the Board and Trustee of each of the funds managed by ING Investment Management Co. LLC (November 1998 - February 2001).	113	Trustee, Morgan Chase Trust Co. (January 1998 - Present); Director, Members Trust Co. (November 2003 - Present).

Roger B. Vincent(3) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1945	Trustee	February 2002 - Present	President, Springwell Corporation (1989 - Present). Formerly, Director Tatham Offshore, Inc. (1996 - 2000).	113	Director, AmeriGas Propane, Inc. (1998 - Present).

Richard A. Wedemeyer(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1936	Trustee	February 2001 - Present	Retired. Formerly Vice President - Finance and Administration, Channel Corporation (June 1996 - April 2002); and Trustee of each of the funds managed by ING Management Co. LLC (1998 - 2001).	113	Director, Touchstone Consulting Group (1997 - Present); Trustee, Jim Henson Legacy (1994 - Present).

Trustees who are “Interested Persons”:

Thomas J. McInerney(4) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1956	Trustee	February 2001 - Present	Chief Executive Officer, ING U.S. Financial Services (September 2001 - Present); Member ING Americas Executive Committee (2001 - Present); ING Aeltus Holding Company, Inc. (2000 - Present), ING Retail Holding Company (1998 - Present), and INGRetirement Holdings, Inc. (1997 - Present). Formerly, President, ING Life Insurance Annuity Company (September 1997 - November 2002), President, Chief Executive Officer and Director of Northern Life Insurance Company (March 2001 - October 2002); General Manager and Chief Executive Officer, ING Worksite Division (December 2000 - October 2001), President ING-SCI, Inc. (August 1997 - December 2000); President, Aetna Financial Services (August 1997 - December 2000).	161	Director, Equitable Life Insurance Co., Golden American Life Insurance Co., Life Insurance Company of Georgia, Midwestern United Life Insurance Co., ReliaStar Life Insurance Co., Security Life of Denver, Security Connecticut Life Insurance Co., Southland Life Insurance Co., USG Annuity and Life Company, and United Life and Annuity Insurance Co. Inc (March 2001 - Present); Member of the Board, Bushnell Performing Arts Center; St. Francis Hospital; National Conference of Community Justice; and Metro Atlanta Chamber of Commerce.

23

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

		Term of		Number of
		Office and	Principal	Portfolios in	Other
	Position(s)	Length of	Occupation(s)	Fund Complex	Directorships
Name, Address	held with	Time	during the	Overseen	held by
and Age	Trust	Served(1)	Past Five Years	by Trustee	Trustee
John G. Turner(5) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1939	Trustee	February 2001 - Present	Chairman, Hillcrest Capital Partners (May 2002 - Present); Formerly, Vice Chairman of ING Americas (2000 - 2002); Chairman and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar Life Insurance Company (1993 - 2000); Chairman of ReliaStar United Services Life Insurance Company (1995 - 1998); Chairman of ReliaStar Life Insurance Company of New York (1995 - 1998); Chairman of Northern Life Insurance Company (1992 - 2001); Chairman and Trustee of the Northstar affiliated investment companies (1993 - 2001) and Director, Northstar Investment Management Corporation and its affiliates (1993 - 1999).	113	Director, Hormel Foods Corporation (March 2000 - Present); Shopko Stores, Inc. (August 1999 - Present); and M.A. Mortenson Company (March 2002 - Present); Conseco, Inc. (September 2003 - Present).

(1)	Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy. On December 31, 2004, Paul S. Doherty and Blaine E. Rieke retired as Directors/Trustees. Effective January 1, 2005, John V. Boyer and Patrick W. Kenny joined as Directors/Trustees.

(2)	Valuation and Proxy Voting Committee member.

(3)	Audit Committee member.

(4)	Mr. McInerney is an “interested person,” as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

(5)	Mr. Turner is an “interested person,” as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

24

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address	Position(s)	Term of Office and	Principal Occupation(s) during the
and Age	Held with the Trust	Length of Time Served(1)	Past Five Years

Officers:

James M. Hennessy 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1949	President, Chief Executive Officer and Chief Operating Officer	February 2001 - Present	President and Chief Executive Officer, ING Investments, LLC (December 2000 - Present). Formerly, Senior Executive Vice President and Chief Operating Officer, ING Investments, LLC (April 1995 - December 2000); and Executive Vice President, ING Investments, LLC (May 1998 - June 2000).

Michael J. Roland 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1958	Executive Vice President, Assistant Secretary and Principal Financial Officer	February 2002 - Present	Executive Vice President, Chief Financial Officer and Treasurer (December 2001 - Present) and Chief Compliance Officer (October 2004 - Present), ING Investments, LLC. Formerly, Senior Vice President, ING Investments, LLC (June 1998 - December 2001).

Stanley D. Vyner 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1950	Executive Vice President	October 2000 - Present	Executive Vice President, ING Investments, LLC (July 2000 - Present) and Chief Investment Risk Officer (January 2003 - Present); Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC (August 2000 - January 2003); and Chief Executive Officer, ING Investments, LLC (August 1996 - August 2000).

Joseph M. O’Donnell 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1954	Chief Compliance Officer	November 2004 - Present	Chief Compliance Officer of the ING Funds (November 2004 - Present). Formerly, Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 - October 2004); and Chief Operating Officer and General Counsel of Matthews International Capital Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 - May 2001).

Robert S. Naka 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1963	Senior Vice President and Assistant Secretary	October 2000 - Present	Senior Vice President and Assistant Secretary, ING Funds Services, LLC (October 2001 - Present). Formerly, Senior Vice President, ING Funds Services, LLC (August 1999 - October 2001).

Kimberly A. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1964	Senior Vice President	November 2003 - Present	Senior Vice President, ING Investments, LLC (October 2003 - Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC (October 2001 - October 2003); Assistant Vice President, ING Funds Services, LLC (November 1999 - January 2001).

Robyn L. Ichilov 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1967	Vice President Treasurer	October 2000 - Present March 2001 - Present	Vice President, ING Funds Services, LLC (October 2001 - Present) and ING Investments, LLC (August 1997 - Present).

Lauren D. Bensinger 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1954	Vice President	February 2003 - Present	Vice President and Chief Compliance Officer, ING Funds Distributor, LLC (July 1995 - Present) and Vice President, ING Investments, LLC (February 1996 - Present). Formerly, Chief Compliance Officer (October 2001 - October 2004), ING Investments, LLC.

25

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address	Position(s)	Term of Office and	Principal Occupation(s) during the
and Age	Held with the Trust	Length of Time Served(1)	Past Five Years

Todd Modic 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1967	Vice President	August 2003 - Present	Vice President Financial Reporting, Fund Accounting, ING Funds Services, LLC (September 2002 - Present). Formerly, Director of Financial Reporting, ING Investments, LLC (March 2001 - September 2002); Director of Financial Reporting, Axient Communications, Inc. (May 2000 - January 2001); and Director of Finance, Rural/Metro Corporation (March 1995 - May 2000).

Huey P. Falgout, Jr. 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1963	Secretary	August 2003 - Present	Chief Counsel, ING U.S. Legal Services (September 2003 - Present). Formerly, Counsel, ING U.S. Legal Services (November 2002 - September 2003); and Associate General Counsel of AIG American General (January 1999 - November 2002).

Maria M. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1958	Vice President	September 2004 - Present	Vice President, ING Funds Services, LLC (September 2004 - Present). Formerly, Assistant Vice President, ING Funds Services, LLC (October 2001 - September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC (September 1999 - October 2001).

Susan P. Kinens 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1976	Assistant Vice President	February 2003 - Present	Assistant Vice President, ING Funds Services, LLC (December 2002 - Present); and has held various other positions with ING Funds Services, LLC for more than the last five years.

Kimberly K. Palmer 7337 E. Doubletree Rand Rd. Scottsdale, Arizona 85258 Born: 1957	Assistant Vice President	September 2004 - Present	Assistant Vice President, ING Funds Services, LLC (August 2004 - Present). Formerly, Manager, Registration Statements, ING Funds Services, LLC (May 2003 - August 2004); Associate Partner, AMVESCAP PLC (October 2000 - May 2003); Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 - May 2003).

Theresa Kelety 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1963	Assistant Secretary	August 2003 - Present	Counsel, ING U.S. Legal Services (April 2003 - Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 - April 2003); and Associate with Sutherland Asbill & Brennan (1996 - February 2000).

Robin R. Nesbitt 7337 E. Doubletree Rand Rd. Scottsdale, Arizona 85258 Born: 1973	Assistant Secretary	September 2004 - Present	Supervisor, Board Operations, ING Funds Services, LLC (August 2003 - Present). Formerly, Senior Legal Analyst, ING Funds Services, LLC (August 2002 - August 2003); Associate, PricewaterhouseCoopers (January 2001 - August 2001); and Paralegal, McManis, Faulkner & Morgan (May 2000 - December 2000).

(1)	The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

26

Investment Manager
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian
The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Independent Registered Public Accounting Firm
KPMG LLP
99 High Street
Boston, Massachusetts 02110

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

VPAR-UFWWG	(1204-022205)

Funds

Annual Report

December 31, 2004

ING GET U.S. Core Portfolio

• Series 1
• Series 2
• Series 3
• Series 4
• Series 5
• Series 6
• Series 7

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder:

The past year has brought about numerous changes in the mutual funds industry, including requests for additional disclosures. I would like to draw your attention to some additional information you will now see in the reports due, in part, to these new requirements:

•	You will see a new section entitled “Shareholder Expense Examples”. These examples are intended to illustrate for you the ongoing costs of investing in a mutual fund and to provide a method to compare those costs with the ongoing costs of investing in other mutual funds.

•	In addition to the normal performance tables included in the Portfolio Managers’ Reports, there are now additional graphical or tabular presentations, which illustrate the current holdings of the funds as of the period-end.

•	Each fund now also files its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. These Forms are available for shareholders to view on the SEC’s website at www.sec.gov.

We welcome these changes and believe that they will provide valuable information to our shareholders. We hope you will find these additional disclosures beneficial and easy to understand.

On behalf of ING Funds, I thank you for your continued support and confidence and look forward to serving you in 2005 and beyond.

Sincerely,

James M. Hennessy
President
ING Funds
January 25, 2005

MARKET PERSPECTIVE:      YEAR ENDED DECEMBER 31, 2004

In our semi-annual report, we referred to sharp swings in sentiment as investors took stock after the handsome gains of 2003. By the middle of the year, the markets had not done much of anything; however, over the next six months sentiment would change twice more and in the end major asset classes posted respectable returns for the year, if not better.

Global equities gained 10.8% in the six months ended December 31, 2004, according to the Morgan Stanley Capital International (“MSCI”) World Index(1), including net reinvested dividends, and 14.7% for entire year. Nearly one quarter of the annual gain was due to dollar weakness, the main story in the currency markets. The dollar was ahead for most of the year, but by mid October had succumbed to continuing concern over the United States twin budget and trade deficits and whether overseas investors would continue to finance them, raising the nightmare of a disorderly slide in the dollar. In 2004, the euro gained 7.6%, a new record. The yen rose 4.5% to a level not seen since early 2000, while the pound stood 7.4% higher, at a remarkable 12-year peak.

Perhaps the most notable feature in investment grade U.S. fixed income markets in the second six months was the curious “curve flattening” trend. Short-term interest rates drifted up as the Federal Open Market Committee (“FOMC”) raised the Federal Funds rate four times, by 1% in all, while bond yields ignored this and fell in the face of weak economic data and continued foreign central bank purchases. Contrary to earlier fears, tame inflation was a backdrop throughout, while the influential employment reports were weak in July, August, October and December. On December 15, the spread between the yields on the 10-year Note and the 90-day Treasury Bill fell to a three-year low. For the six months, the yield on 10-year Treasury Notes fell by 40 basis points to 4.22%, but the yield on 13-week Treasury Bills soared 88 basis points to 2.18%. More broadly, the Lehman Brothers Aggregate Bond Index(2) gained 4.18% for the six months. For the whole year, the Index returned 4.34%, underscoring the dominance of the second half in driving market movement, and implying not much underlying price change over the year.

Prices rose on riskier asset classes, however, as investors chased more attractive returns than investment grade bonds were offering. The Lehman Brothers U.S. Corporate High Yield Bond Index(3) for example, returned a robust 9.64% in the six months through December and 11.13% for the year.

U.S. equities in the form of the Standard & Poor’s (“S&P”) 500 Index(4), rose 7.2% including dividends for the six months ended December 31, 2004, breaching and holding levels not seen since before September 11, 2001. By year end, the market was trading at a price to earnings level of just under 16 1/2 times 2005 estimated earnings. For the entire year, the Index returned 10.88%. From the middle of the year, equity investors were disappointed by the weak employment reports referred to above and distracted by surging oil prices as well as bad news affecting individual stocks. The market reached its lowest point in mid-August. But after oil prices climbed over $56 per barrel on October 22, and then slumped, equities squeezed out a narrow gain for the month in the last few days. In November, oil prices continued their retreat and the market powered ahead, cheered by this, the clear presidential election result, perceived as business and shareholder friendly, and at last a powerful employment report. By month end, sentiment was further bolstered by an upward revision to third quarter gross domestic product (“GDP”) growth to 4%, which was doubtless encouraging. But the data released also showed that the engine of growth, the U.S. consumer, was only saving at the rate of 0.5% per annum, which many regard as unsustainable. In addition, the rate of corporate profits growth was already falling and in 2005 may not reach double digits. It is hard to see then what dynamic propelled the S&P 500 Index to another 3.5% gain in December. And while many commentators celebrated this break out and the fact that smaller-cap indices had by then scaled all-time high levels, others feared a reversal before 2005 was very old.

International markets had mixed returns in the second half, but all were inflated in dollar terms by the weakness of that currency. Nonetheless even in local currency terms, Europe’s markets regained mid-2002 levels. Japan equities rose 4.6% in dollar terms during the period, based on the MSCI Japan Index(5) plus net dividends, but fell 1.7% in yen. For the year, Japan returned 15.9% in dollars. First half optimism about GDP growth was dashed as growth collapsed or was revised down as the year wore on.

European excluding (“ex”) UK markets advanced 18.2% in the second half of 2004, according to the MSCI Europe ex UK Index(6) (in dollars including net dividends), about one third due to currency. For all of 2004, the region returned 21.6% in dollars. Profits did grow strongly and markets remain cheap, but given

MARKET PERSPECTIVE:      YEAR ENDED DECEMBER 31, 2004

all the issues surrounding low domestic demand, unemployment at 8.9% for the last 20 months and inflexible labor markets, arguably they deserve to be.

The UK market returned 15.7% in the six months through December, based on the MSCI UK Index(7) including net dividends, about 40% due to currency. For the whole year, the UK rose 19.6% in dollars. Contrary to the rest of Europe, the Bank of England has been trying to cool consumer demand and a property boom with five interest rate increases in 12 months. They seem to be succeeding for the most part.

(1) The MSCI World Index measures the performance of over 1,400 securities listed on exchanges in the United States, Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3) The Lehman Brothers U.S. Corporate High Yield Bond Index is generally representative of corporate bonds rated below investment-grade.

(4) The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Series’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 366-0066 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING GET U.S. CORE PORTFOLIO SERIES 1-7
PORTFOLIO MANAGERS’ REPORT

During the Guarantee Period, the ING GET U.S. Core Portfolio — Series 1, 2, 3, 4, 5, 6 and 7 (“Series”) seek to achieve maximum total return and minimal exposure of the Series’ assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period. The Series are managed by the following Portfolio Management Team with ING Investment Management Co., the Sub-Adviser:

Asset Allocation: Mary Ann Fernandez, Senior Vice President, serves as strategist for the Series and is responsible for overseeing overall Series strategy and the allocation of Series Assets between the Equity and Fixed components.

Equity Component: Hugh T.M. Whelan, Portfolio Manager and Douglas K. Coté, Portfolio Manager, co-manage the Equity Component.

Fixed Component: The Fixed Component is managed by a team of fixed-income specialists led by James B. Kauffmann, Portfolio Manager.

Note: The Series are closed to new deposits.

Performance: Listed below are the total returns for Series 1 and 2, the Standard & Poor’s (“S&P”) 500 Index(1), the Lehman Brothers Aggregate Bond (“LBAB”) Index(2), and the Lehman Brothers 1-3 Year Government (“LBG 1-3”) Index(3) for the year ended December 31, 2004:

Series 1	3.45%

Series 2	3.68%

S&P 500 Index	10.88%

LBAB Index	4.34%

LBG 1-3 Index	1.07%

Total returns for the periods ended December 31, 2004 for those Series with less than one year of performance since the inception of the Guarantee Period are detailed below, along with the S&P 500 Index, the LBAB Index, the LBG 1-3 Index (for Series 3 and 4), and the Lehman Brothers 1-5 Year Government (“LBG 1-5”) Index(4) (for Series 5 and 6).

Series 3 from 03/12/04	1.20%

S&P 500 Index from 03/01/04	7.37%

LBAB Index from 03/01/04	2.40%

LB 1-3 Index from 03/01/04	0.30%

Series 4 from 06/11/04	5.09%

S&P 500 Index from 06/01/04	9.26%

LBAB Index from 06/01/04	4.77%

LB 1-3 Index from 06/01/04	1.12%

Series 5 from 09/10/04	5.49%

S&P 500 Index from 09/01/04	10.22%

LBAB Index from 09/01/04	1.23%

LB 1-5 Index from 09/01/04	0.03%

Series 6 from 12/10/04	0.90%

S&P 500 Index from 12/01/04	3.39%

LBAB Index from 12/01/04	0.92%

LB 1-5 Index from 12/01/04	0.33%

Series 7(5)	—

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

(4) The Lehman Brothers 1-5 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 5 years.

(5) Since Series 7 had not entered the Guarantee Period as of December 31, 2004, performance information is not presented. The Guarantee Period for Series 7 begins March 9, 2005.

An investor cannot invest directly in an index.

ING GET U.S. CORE PORTFOLIO SERIES 1-7
PORTFOLIO MANAGERS’ REPORT

Portfolio Specifics: Series performance is driven by a combination of returns on the equity portfolio, returns on the bond portfolio, and the asset allocation between the two components. The asset allocation process seeks to participate in rising equity markets and protect principal on the downside. Stocks are more volatile than bonds, an important consideration in the asset allocation process. Other factors, such as the current level of interest rates, time remaining to the maturity date, and the ratio of current assets to the underlying guarantee amount are also important. The Series’ allocation to equities and fixed income is dependent on these factors and the path they take over the guarantee period. In general, when the time left to maturity is short, or the ratio of assets to the guarantee amount is low, asset allocation will tend to be conservative in order to protect principal from losses. All other factors being equal, the Series generally buys equities (and sells bonds) when the equity market rises and sells equities (and buys bonds) as the equity market declines. The use of fixed income reduces the Series’ ability to participate as fully in upward moving equity markets.

Asset Allocation

as of December 31, 2004
(as a percent of net assets)

	Fixed	Common	Other Assets
	Income	Stock	and Liabilities

Series 1	63.5%	36.6%	(0.1)%
Series 2	65.5%	34.6%	(0.1)%
Series 3	63.5%	36.6%	(0.1)%
Series 4	57.3%	42.8%	(0.1)%
Series 5	26.4%	73.6%	0.0%
Series 6	30.7%	69.3%	0.0%
Series 7*	100.0%	0.0%	0.0%

Portfolio holdings are subject to change daily.

* As of December 31, 2004, the Series
was in its Offering Period.

Series 1 and 2’s fixed income component outperformed the Lehman Brothers 1-3 Year Government Index. All of the Series hold a higher percentage of agency securities, as compared to the Index. Over the period, agencies outperformed Treasuries, which accounted for our outperformance. In addition, the Series 1 and 2 have longer durations than the Index, which helped performance, as longer duration issues outperformed shorter duration issues.

The equity component for Series 1 and 2 outperformed the S&P 500 Index due to security selection, especially in the health care, utility, and information technology sectors. Stock selection in the telecommunication and industrial sectors somewhat detracted from performance. The largest positive contributors to performance came from our overweight positions in TXU Corp., United Health Group, Inc., and Apple Computer, Inc. The largest detractors from performance were our overweight position in Ford Motor Co. and our underweight position in Yahoo!, Inc. Individual security selection was helped by the effectiveness of factors historically successful at identifying outperforming stocks, especially free cash flow to price, change in accruals, and analyst estimate revision. Long-term price reversal, price momentum, and trailing price-to-earnings ratio (“P/ E”) were not helpful in identifying potentially outperforming stocks during this period.

The fixed income component for Series 3 underperformed the Lehman Brothers 1-3 Year Government Index. The Series has a longer duration than the Index, and during the final quarter of the year, interest rates rose impacting the return of the Series.

The equity component for Series 3 outperformed the S&P 500 Index due to a positive impact from our security selection, especially in the healthcare and information technology sectors. Stock selection in the telecommunication and financial sectors somewhat detracted from performance. The largest positive contributors to performance came from our overweight positions in United Health Group, Inc. and Apple Computer, Inc. The largest detractors from performance were our overweight position in Merrill Lynch and our underweight in Yahoo!, Inc. Individual security selection was helped by the effectiveness of the model’s factors historically successful at identifying outperforming stocks, especially free cash flow to price, change in accruals and analyst estimate revision. However, long-term price reversal, price momentum, and trailing P/ E did not help stock selection.

Series 4 fixed income component outperformed the Lehman Brothers 1-3 Year Government Index. Series 5 and 6 fixed income components outperformed the Lehman Brothers 1-5 Year Government Index. The Series hold a higher percentage of agency securities as compared to the Index, and over the period agencies

ING GET U.S. CORE PORTFOLIO SERIES 1-7
PORTFOLIO MANAGERS’ REPORT

outperformed Treasuries, which accounted for our outperformance. In addition, the Series have a longer duration than the Index, which helped performance, as longer duration issues outperformed shorter duration issues.

The equity component of Series 4, 5 and 6 outperformed the S&P 500 Index due to security selection, especially in the health care and information technology sectors. Stock selection in the telecommunication and financial sectors somewhat detracted from performance. The largest positive contributors were our overweight positions in UnitedHealth Group, Inc. and Apple Computer, Inc. The largest detractors from performance were our overweight positions in the Gap, Inc. and Motorola Corp. Individual security selection was helped by the effectiveness of factors historically successful at identifying outperforming stocks, especially free cash flow to price, change in accruals, and analyst estimate revision. Long-term price reversal, price momentum, and trailing P/E were not helpful in stock selection during this period.

As of December 31, 2004, Series 7 was in its Offering Period.

The Series are invested according to a model investment portfolio. Noteworthy features of the investment performance of these Series are reported according to this model since that reflects the way in which investment decisions are actually made. While we expect our statements to be accurate for each of the individual Series, this may not always be the case due to cash flow differences from Series to Series.

Current Strategy and Outlook: Our outlook for 2005 is positive for equities. We believe inflation should continue to be benign and oil prices should continue to moderate early in 2005. The Federal Reserve is likely to continue to raise short-term interest rates, while leaving itself latitude to pause. Earnings are still rising, although at a slower pace in 2005. We expect to see job creation pick up after the impacts of higher oil prices percolate through the economy. Given all these economic factors, gross domestic product is likely to decelerate over the next few months to a trend like growth rate in 2005. Allocation between equities and fixed income are dependent on our quantitative asset allocation model, which uses the factors mentioned above not on a qualitative evaluation of the bond versus the equity markets.

ING GET U.S. CORE PORTFOLIO SERIES 1
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2004

		Since Inception
		of Guarantee Period
	1 Year	September 12, 2003

ING GET U.S. Core Portfolio Series 1	3.45%	5.30%
S&P 500 Index(1)	10.88%	16.82	%(2)
Lehman Brothers Aggregate Bond Index(3)	4.34%	5.53	%(2)
Lehman Brothers 1-3 Year Government Index(4)	1.07%	1.68	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET U.S. Core Portfolio Series 1 against the S&P 500 Index, Lehman Brothers Aggregate Bond Index and the Lehman Brothers 1-3 Year Government Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Series distributions or the redemption of Series shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from September 1, 2003.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

ING GET U.S. CORE PORTFOLIO SERIES 2
PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2004

		Since Inception
		of Guarantee Period
	1 Year	December 12, 2003

ING GET U.S. Core Portfolio Series 2	3.68%	4.17%
S&P 500 Index(1)	10.88%	15.30	%(2)
Lehman Brothers Aggregate Bond Index(3)	4.34%	4.97	%(2)
Lehman Brothers 1-3 Year Government Index(4)	1.07%	1.54	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET U.S. Core Portfolio Series 2 against the S&P 500 Index, Lehman Brothers Aggregate Bond Index and the Lehman Brothers 1-3 Year Government Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Series distributions or the redemption of Series shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from December 1, 2003.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

ING GET U.S. CORE PORTFOLIO SERIES 3
PORTFOLIO MANAGERS’ REPORT

Cumulative Total Returns for the Period Ended December 31, 2004

	Since Inception
	of Guarantee Period
	March 12, 2004

ING GET U.S. Core Portfolio Series 3	1.20%
S&P 500 Index(1)	7.37	%(2)
Lehman Brothers Aggregate Bond Index(3)	2.40	%(2)
Lehman Brothers 1-3 Year Government Index(4)	0.30	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET U.S. Core Portfolio Series 3 against the S&P 500 Index, Lehman Brothers Aggregate Bond Index and the Lehman Brothers 1-3 Year Government Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Series distributions or the redemption of Series shares.

Total returns reflect that the Investment Manager may have waived fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from March 1, 2004.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

ING GET U.S. CORE PORTFOLIO SERIES 4
PORTFOLIO MANAGERS’ REPORT

Cumulative Total Returns for the Period Ended December 31, 2004

	Since Inception
	of Guarantee Period
	June 11, 2004

ING GET U.S. Core Portfolio Series 4	5.09%
S&P 500 Index(1)	9.26	%(2)
Lehman Brothers Aggregate Bond Index(3)	4.77	%(2)
Lehman Brothers 1-3 Year Government Index(4)	1.12	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET U.S. Core Portfolio Series 4 against the S&P 500 Index, Lehman Brothers Aggregate Bond Index and the Lehman Brothers 1-3 Year Government Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Series distributions or the redemption of Series shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from June 1, 2004.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)The Lehman Brothers 1-3 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 3 years.

ING GET U.S. CORE PORTFOLIO SERIES 5
PORTFOLIO MANAGERS’ REPORT

Cumulative Total Returns for the Period Ended December 31, 2004

	Since Inception
	of Guarantee Period
	September 10, 2004

ING GET U.S. Core Portfolio Series 5	5.49%
S&P 500 Index(1)	10.40	%(2)
Lehman Brothers Aggregate Bond Index(3)	1.23	%(2)
Lehman Brothers 1-5 Year Government Index(4)	0.03	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET U.S. Core Portfolio Series 5 against the S&P 500 Index, Lehman Brothers Aggregate Bond Index and the Lehman Brothers 1-5 Year Government Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Series distributions or the redemption of Series shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from September 1, 2004.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)The Lehman Brothers 1-5 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 5 years.

ING GET U.S. CORE PORTFOLIO SERIES 6
PORTFOLIO MANAGERS’ REPORT

Cumulative Total Returns for the Period Ended December 31, 2004

	Since Inception
	of Guarantee Period
	December 10, 2004

ING GET U.S. Core Portfolio Series 6	0.90%
S&P 500 Index(1)	3.39	%(2)
Lehman Brothers Aggregate Bond Index(3)	0.92	%(2)
Lehman Brothers 1-5 Year Government Index(4)	0.33	%(2)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING GET U.S. Core Portfolio Series 6 against the S&P 500 Index, Lehman Brothers Aggregate Bond Index and the Lehman Brothers 1-5 Year Government Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Series’ performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Series distributions or the redemption of Series shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 366-0066 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the Portfolio managers, only through the end of the period as stated on the cover. The Portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)Since inception performance for the index is shown from December 1, 2004.

(3)The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)The Lehman Brothers 1-5 Year Government Index is an unmanaged index of securities issued by the U.S. Government with a maturity from 1 up to (but not including) 5 years.

ING GET U.S. CORE PORTFOLIO SERIES 7
PORTFOLIO MANAGERS’ REPORT

The views expressed in this report reflect those of the Series managers, only through the end of the period as stated on the cover. The Series managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

Since ING GET U.S. Core Portfolio Series 7 had not entered the Guarantee Period as of December 31, 2004, it does not have performance information for that period that an investor may find useful in evaluating the risks of investing in the Portfolio. For current performance, when available, please call ING Variable Annuities’ Customer Service Desk at (800) 336-0066.

ING GET U.S. CORE PORTFOLIO
INVESTMENT STRATEGY AND PRINCIPAL RISKS

What is the Investment Strategy During the Guarantee Period?

The Series do not implement an “investment strategy” in any conventional sense. Rather, the Series’ asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocate their assets among the following asset classes:

During the Guarantee Period, the Series’ assets will be allocated between the:

•	Equity Component, consisting of common stocks included in the Standard & Poor’s (“S&P”) 500 Index, futures contracts on the S&P 500 Index, and when the Equity Component’s market value is $5 million or less, investments in exchange traded funds (“ETFs”) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500 Index, in S&P 500 Index futures, or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series’ investments in such securities (“Equity Component”); and the

•	Fixed Component, consisting primarily of short-to intermediate-duration U.S. Government securities (“Fixed Component”).

The Series’ asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company may be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Series.

How does the Series’ Asset Allocation work?

ING Investment Management Co. (“ING IM”), Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series’ total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a “material decline” in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. At the commencement of the Guarantee Period, the Series will define a “material decline” in value as a decline in the value of the Equity Component of at least 20% but no more than 30%. In the event the Series defines the “material decline” at 20%, more assets will likely be allocated to the Equity Component than if the “material decline” is defined at 30%. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

Equity Component: ING IM manages the Equity Component by overweighting those stocks in the S&P 500 Index that it believes will outperform the S&P 500 Index, and underweighting (or avoiding altogether) those stocks ING IM believes will underperform the S&P 500 Index (“Enhanced Index Strategy”). Stocks ING IM believes are likely to match the performance of the S&P 500 Index are invested in proportion to their representation in the Index. To determine which stocks to weight more or less heavily, ING IM uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. ING IM expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 Index in both rising and falling markets.

If the Equity Component’s market value is $5 million or less, in order to replicate an investment in stocks listed in the S&P 500 Index, ING IM may invest the entire amount of the Equity Component’s assets in S&P 500 Index futures, in exchange traded funds (“ETFs”), or in a combination of S&P 500 Index futures

ING GET U.S. CORE PORTFOLIO
INVESTMENT STRATEGY AND PRINCIPAL RISKS

and ETFs, subject to any limitation on the Series’ investment in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ING IM will not employ an enhanced index strategy when it invests in S&P 500 Index futures and ETFs.

Fixed Component: ING IM seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). Although the Series invest in securities insured or guaranteed by the U.S. Government, the Series shares are not issued or guaranteed. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage backed securities (including commercial mortgage backed securities) which are rated AAA or Aaa at the time of purchase by Moody’s Investors Service, Inc. (Moody’s) or S&P, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody’s. The Fixed Component may also include U.S. Treasury futures and money market instruments.

What are the Principal Guarantee Period Risks?

Allocation Risk: If, at the inception of, or any time during, the Guarantee Period interest rates are low, the Series’ assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series’ assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Active Asset Allocation May Underperform Static Strategies: The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Series, may increase the Series’ transaction costs.

Opportunity Costs: There are substantial opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series’ assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series’ assets. If the market value of the Equity Component rises, the percentage of the Series’ assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series’ assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and of the underlying contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a Contract- holder or Participant could receive only the guaranteed amount even though the equity markets,

ING GET U.S. CORE PORTFOLIO
INVESTMENT STRATEGY AND PRINCIPAL RISKS

as well as the Equity Component, has had significant positive performance during the Guarantee Period.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current NAV which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not the Public Offering Price, and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by insurance companies offering the Series. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

Worse Case Scenarios for the Series’ Equity Participation: The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series’ NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series’ assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

Annuity Charges: Contract-holders and Participants acquiring interests in the Series through separate accounts are not all subject to the same contract charges. The Series’ asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. As such, Contract-holders and Participants will incur different opportunity costs, as the Series’ Equity Component allocation will be reduced so as to preserve the Series’ assets at a level that may be higher than that needed to return to certain investors their initial separate account investment directed to the Series as of the Maturity Date, plus their (lower) contract charges.

Stock and Bond Investments: The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on ING IM’s skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

With mortgage backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. Government or its agencies.

Declining Interest Rates: A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series’ assets to the Fixed Component in order to assure that such assets do not fall below the Guarantee.

Futures Contracts: The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class. The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

Exchange Traded Funds: ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (“NAV”). Sometimes, the

ING GET U.S. CORE PORTFOLIO
INVESTMENT STRATEGY AND PRINCIPAL RISKS

prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

Risks of Using Derivatives: Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series’ share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series’ realizing a lower return than expected on an investment.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004, unless otherwise indicated.

Actual Expenses

The first section of the table shown, “Actual Fund Return”, provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Periods Ended
ING GET U.S. Core Portfolio	July 1, 2004*	December 31, 2004	Ratio	December 31, 2004**

Actual Fund Return
Series 1	$1,000.00	$1,032.50	0.97%	$4.96
Series 2	1,000.00	1,030.70	0.97	4.95
Series 3	1,000.00	1,033.70	0.93	4.75
Series 4	1,000.00	1,040.60	0.97	4.98
Series 5	1,000.00	1,057.00	0.98	5.07
Series 6†	1,000.00	1,009.00	0.77	2.37
Series 7†	1,000.00	1,000.00	0.65	0.37

†	These Series had less than six months during the period. Performance for Series 6 used in the calculation is the return since the date the Series entered the guarantee period. Series 7 has not entered the guarantee period as of December 31, 2004.

*	Beginning account values for Series 1 - 5 are from July 1, 2004 and beginning account values for Series 6 and Series 7 are from September 10, 2004 and December 10, 2004, respectively.
**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 for Series 1 - 5, and 112/366 and 21/366 for Series 6 and Series 7, respectively (to reflect the one-half year period or the number of days since guarantee date).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Periods Ended
ING GET U.S. Core Portfolio	July 1, 2004	December 31, 2004	Ratio	December 31, 2004*

Hypothetical (5% return before expenses)
Series 1	$1,000.00	$1,020.26	0.97%	$4.93
Series 2	1,000.00	1,020.26	0.97	4.93
Series 3	1,000.00	1,020.46	0.93	4.72
Series 4	1,000.00	1,020.26	0.97	4.93
Series 5	1,000.00	1,020.11	0.98	4.98
Series 6†	1,000.00	1,021.27	0.77	3.91
Series 7†	1,000.00	1,021.87	0.65	3.30

	Beginning			Expenses Paid
	Account	Ending		During the
	Value	Account	Annualized	Periods Ended
	September 10,	Value	Expense	December 31,
	2004	December 31, 2004	Ratio	2004**

Hypothetical (5% return before expenses, since Series inception)
Series 6	$1,000.00	$1,012.94	0.77%	$2.37

	Beginning			Expenses Paid
	Account	Ending		During the
	Value	Account	Annualized	Periods Ended
	December 10,	Value	Expense	December 31,
	2004	December 31, 2004	Ratio	2004**

Hypothetical (5% return before expenses, since Series inception)
Series 7	$1,000.00	$1,002.50	0.65%	$0.37

†	These Series had less than six months during the period.

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 112/366 for Series 6 and 21/366 for Series 7 (to reflect the number of days since the Series inception).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders

ING Variable Insurance Trust

We have audited the accompanying statements of assets and liabilities of ING GET U.S. Core Portfolio — Series 1, ING GET U.S. Core Portfolio — Series 2, ING GET U.S. Core Portfolio — Series 3, and ING GET U.S. Core Portfolio — Series 4, each a series of ING Variable Insurance Trust, including the portfolios of investments, as of December 31, 2004, and the related statements of operations for the year or period then ended, the statements of changes in net assets, and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned portfolios as of December 31, 2004, the results of their operations, the changes in their net assets, and the financial highlights for the period specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts

February 11, 2005

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2004

	ING GET U.S. Core Portfolio

	Series 1	Series 2	Series 3	Series 4

ASSETS:
Investments in securities at value*	$199,803,525	$159,103,754	$251,950,796	$89,984,836
Repurchase agreement	1,044,000	1,147,000	2,020,000	366,000
Cash	693	229	955	854
Receivable for dividends and interest	91,647	69,841	114,385	48,023
Prepaid expenses	28	—	2,876	6,974

Total assets	200,939,893	160,320,824	254,089,012	90,406,687

LIABILITIES:
Payable to affiliates	155,463	124,153	196,875	70,628
Payable for trustee fees	4,851	3,715	6,056	4,073
Payable for professional fees	15,641	21,804	19,091	6,839
Other accrued expenses and liabilities	36,588	36,046	32,468	28,414

Total liabilities	212,543	185,718	254,490	109,954

NET ASSETS	$200,727,350	$160,135,106	$253,834,522	$90,296,733

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$186,165,196	$151,571,779	$251,303,796	$85,462,493
Undistributed net investment income	4,269,543	3,868,756	4,294,156	1,308,038
Accumulated net realized gain (loss) on investments	5,821,264	1,869,579	(2,606,973)	40,032
Net unrealized appreciation on investments	4,471,347	2,824,992	843,543	3,486,170

NET ASSETS	$200,727,350	$160,135,106	$253,834,522	$90,296,733

* Cost of investments in securities	$195,332,178	$156,278,762	$251,107,253	$86,498,666
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	18,906,345	15,337,156	25,055,771	8,581,998
Net asset value and redemption price per share	10.62	10.44	10.13	10.52

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2004

	ING GET U.S. Core Portfolio

	Series 5	Series 6	Series 7

ASSETS:
Investments in securities at value*	$54,543,148	$158,649,292	$—
Short-term investments**	—	—	49,518,477
Repurchase agreement	390,000	869,000	13,021,000
Cash	1,012	25,275	686
Receivable for dividends and interest	54,168	86,561	797
Prepaid expenses	10,356	14,096	—
Reimbursement due from manager	3,706	—	—

Total assets	55,002,390	159,644,224	62,540,960

LIABILITIES:
Payable for investment securities purchased	—	23,081	—
Payable to affiliates	46,683	99,776	15,906
Payable for trustee fees	1,912	3,437	173
Payable for professional fees	4,895	7,725	1,204
Other accrued expenses and liabilities	26,635	32,506	1,347

Total liabilities	80,125	166,525	18,630

NET ASSETS	$54,922,265	$159,477,699	$62,522,330

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$51,531,820	$157,697,425	$62,462,599
Undistributed net investment income	488,119	530,529	60,986
Accumulated net realized gain (loss) on investments	490,226	(79,654)	(450)
Net unrealized appreciation (depreciation) on investments	2,412,100	1,329,399	(805)

NET ASSETS	$54,922,265	$159,477,699	$62,522,330

* Cost of investments in securities	$52,131,048	$157,319,893	$—
** Cost of short-term investments	$—	$—	$49,519,282
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,196,370	15,762,772	6,246,593
Net asset value and redemption price per share	10.57	10.12	10.01

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE PERIODS ENDED DECEMBER 31, 2004

	ING GET U.S. Core Portfolio

	Series 1	Series 2	Series 3	Series 4

	Year Ended	Year Ended	Year Ended	March 12, 2004(1)
	December 31,	December 31,	December 31,	to December 31,
	2004	2004	2004	2004

INVESTMENT INCOME:
Dividends	$1,540,796	$1,129,580	$1,410,980	$455,196
Interest	4,860,227	4,529,439	5,050,548	1,377,296

Total investment income	6,401,023	5,659,019	6,461,528	1,832,492

EXPENSES:
Investment management fees	1,331,659	1,105,619	1,364,722	323,179
Distribution fees	554,860	460,676	589,158	136,678
Transfer agent fees	948	975	1,181	593
Administrative service fees	122,067	101,347	129,612	30,068
Shareholder reporting expense	25,414	15,474	23,755	7,479
Professional fees	42,430	42,380	32,291	10,429
Custody and accounting expense	34,841	29,806	22,182	5,241
Trustee fees	10,080	8,082	10,362	2,128
Organization expenses and offering costs	15,090	14,219	12,125	18,261
Miscellaneous expense	4,705	3,782	7,085	2,024

Total expenses	2,142,094	1,782,360	2,192,473	536,080
Recouped fees	—	9,298	10,000	—

Net expenses	2,142,094	1,791,658	2,202,473	536,080

Net investment income	4,258,929	3,867,361	4,259,055	1,296,412

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	5,946,519	1,867,985	(2,610,022)	39,550
Net change in unrealized appreciation or depreciation on investments	(2,815,102)	1,365,249	842,278	3,486,170

Net realized and unrealized gain (loss) on investments	3,131,417	3,233,234	(1,767,744)	3,525,720

Increase in net assets resulting from operations	$7,390,346	$7,100,595	$2,491,311	$4,822,132

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE PERIODS ENDED DECEMBER 31, 2004

	ING GET U.S. Core Portfolio

	Series 5	Series 6	Series 7

	June 11, 2004(1)	September 10, 2004(1)	December 10, 2004(1)
	to December 31,	to December 31,	to December 31,
	2004	2004	2004

INVESTMENT INCOME:
Dividends	$377,666	$89,650	$—
Interest	309,727	623,411	71,763

Total investment income	687,393	713,061	71,763

EXPENSES:
Investment management fees	120,632	117,023	7,165
Distribution fees	51,842	83,790	7,165
Transfer agent fees	78	670	57
Administrative service fees	11,405	18,433	1,576
Shareholder reporting expense	3,450	6,703	573
Professional fees	6,837	10,355	1,204
Custody and accounting expense	2,419	5,027	430
Trustee fees	1,914	3,437	173
Organization expenses and offering costs	14,644	10,904	—
Miscellaneous expense	1,608	2,011	287

Total expenses	214,829	258,353	18,630
Net waived and reimbursed fees	(11,151)	—	—

Net expenses	203,678	258,353	18,630

Net investment income	483,715	454,708	53,133

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	489,831	(79,750)	(450)
Net change in unrealized appreciation or depreciation on investments	2,412,100	1,329,399	(805)

Net realized and unrealized gain (loss) on investments	2,901,931	1,249,649	(1,255)

Increase in net assets resulting from operations	$3,385,646	$1,704,357	$51,878

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING GET U.S. Core Portfolio

	Series 1		Series 2		Series 3

		June 13,		September 12,		December 12,
	Year Ended	2003(1) to	Year Ended	2003(1) to	Year Ended	2003(1) to
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003

FROM OPERATIONS:
Net investment income	$4,258,929	$1,503,182	$3,867,361	$172,584	$4,259,055	$1,253
Net realized gain (loss) on investments	5,946,519	108,039	1,867,985	—	(2,610,022)	—
Net change in unrealized appreciation or depreciation on investments	(2,815,102)	7,286,449	1,365,249	1,459,743	842,278	1,265

Net increase in net assets resulting from operations	7,390,346	8,897,670	7,100,595	1,632,327	2,491,311	2,518

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,516,468)	—	(183,294)	—	(2,858)	—
Net realized gains	(239,552)	—	(1,729)	—	—	—

Total distributions	(1,756,020)	—	(185,023)	—	(2,858)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	273,597,134	—	221,890,523	305,186,617	10,728,323
Dividends reinvested	1,756,020	—	185,023	—	2,858	—

	1,756,020	273,597,134	185,023	221,890,523	305,189,475	10,728,323
Cost of shares redeemed	(61,196,977)	(27,960,823)	(69,968,019)	(520,320)	(64,573,296)	(951)

Net increase (decrease) in net assets resulting from capital share transactions	(59,440,957)	245,636,311	(69,782,996)	221,370,203	240,616,179	10,727,372

Net increase (decrease) in net assets	(53,806,631)	254,533,981	(62,867,424)	223,002,530	243,104,632	10,729,890

NET ASSETS:
Beginning of period	254,533,981	—	223,002,530	—	10,729,890	—

End of period	$200,727,350	$254,533,981	$160,135,106	$223,002,530	$253,834,522	$10,729,890

Undistributed net investment income at end of period	$4,269,543	$1,515,863	$3,868,756	$181,326	$4,294,156	$1,996

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING GET U.S. Core Portfolio

	Series 4	Series 5	Series 6	Series 7

	March 12,	June 11,	September 10,	December 10,
	2004(1) to	2004(1) to	2004(1) to	2004(1) to
	December 31,	December 31,	December 31,	December 31,
	2004	2004	2004	2004

FROM OPERATIONS:
Net investment income	$1,296,412	$483,715	$454,708	$53,133
Net realized gain (loss) on investments	39,550	489,831	(79,750)	(450)
Net change in unrealized appreciation or depreciation on investments	3,486,170	2,412,100	1,329,399	(805)

Net increase in net assets resulting from operations	4,822,132	3,385,646	1,704,357	51,878

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	100,232,726	66,188,972	186,287,563	71,430,927
Cost of shares redeemed	(14,758,125)	(14,652,353)	(28,514,221)	(8,960,475)

Net increase in net assets resulting from capital share transactions	85,474,601	51,536,619	157,773,342	62,470,452

Net increase in net assets	90,296,733	54,922,265	159,477,699	62,522,330

NET ASSETS:
Beginning of period	—	—	—	—

End of period	$90,296,733	$54,922,265	$159,477,699	$62,522,330

Undistributed net investment income at end of period	$1,308,038	$488,119	$530,529	$60,986

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

			June 13,
		Year Ended	2003(1) to
		December 31,	December 31,
		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period		$10.35	10.00

Income from investment operations:
Net investment income		$0.24	0.06
Net realized and unrealized gain on investments		$0.11	0.29
Total from investment operations		$0.35	0.35

Less distributions from:
Net investment income		$0.07	—
Net realized gain on investments		$0.01	—
Total distributions		$0.08	—
Net asset value, end of period		$10.62	10.35

Total Return(2):	%	3.45	3.40 *

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$200,727	254,534

Ratio of expenses to average net assets:
Expenses(3)%		0.97	0.99
Net investment income(3)%		1.92	1.81
Portfolio turnover rate	%	79	29

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Total return calculation began on September 12, 2003, the first day of the Guarantee Period. Total return from commencement of operations was 3.50%.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

		September 12,
	Year Ended	2003(1) to
	December 31,	December 31,
	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$10.08	10.00

Income from investment operations:
Net investment income	$0.25	0.01
Net realized and unrealized gain on investments	$0.12	0.07
Total from investment operations	$0.37	0.08

Less distributions from:
Net investment income	$0.01	—
Total distributions	$0.01	—
Net asset value, end of period	$10.44	10.08

Total Return(2): %	3.68	0.70 *

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$160,135	223,003

Ratio of expenses to average net assets:
Net expenses after expense reimbursement/recoupment (3)(4)%	0.97	1.00
Gross expenses prior to expense reimbursement/recoupment(3)%	0.97	1.06
Net investment income after expense reimbursement/recoupment(3)(4)%	2.10	1.16
Portfolio turnover rate %	56	—

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Total return calculation began on December 12, 2003, the first day of the Guarantee Period. Total return from commencement of operations was 0.80%.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

		December 12,
	Year Ended	2003(1) to
	December 31,	December 31,
	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$10.01	10.00

Income (loss) from investment operations:
Net investment income	$0.17	0.01
Net realized and unrealized gain (loss) on investments	$(0.05)	0.00 *
Total from investment operations	$0.12	0.01
Net asset value, end of period	$10.13	10.01

Total Return(2): %	1.20 ††	— †

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$253,835	10,730

Ratio of expenses to average net assets:
Net expenses after expense reimbursement/recoupment (3)(4)%	0.93	0.65
Gross expenses prior to expense reimbursement/recoupment(3)%	0.93	4.31
Net investment income after expense reimbursement/recoupment(3)(4)%	1.81	0.46
Portfolio turnover rate %	65	—

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Amount represents less than $0.01 per share.

†   As of December 31, 2003, the Portfolio was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (March 12, 2004). Total return from commencement of operations was 0.10%.

††   Total return calculation began on March 12, 2004, the first day of the Guarantee Period. Total return for the year ended December 31, 2004 was also 1.20%.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

		March 12,
		2004(1) to
		December 31,
		2004

Per Share Operating Performance:
Net asset value, beginning of period		$10.00

Income from investment operations:
Net investment income		$0.15
Net realized and unrealized gain on investments		$0.37
Total from investment operations		$0.52
Net asset value, end of period		$10.52

Total Return(2):	%	5.09 *

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$90,297

Ratio of expenses to average net assets:
Expenses(3)(4)%		0.98
Net investment income(3)(4)%		2.36
Portfolio turnover rate	%	48

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Total return calculation began on June 11, 2004, the first day of the Guarantee Period. Total return from commencement of operations was 5.20%.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

June 11,
2004(1) to
December 31,
2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	$0.09
Net realized and unrealized gain on investments	$0.48
Total from investment operations	$0.57
Net asset value, end of period	$10.57

Total Return(2): %	5.49 *

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$54,922

Ratio of expenses to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.98
Gross expenses prior to expense reimbursement(3)%	1.04
Net investment income after expense reimbursement (3)(4)%	2.33
Portfolio turnover rate %	71

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Total return calculation began on September 10, 2004, the first day of the Guarantee Period. Total return from commencement of operations was 5.70%.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

		September 10,
		2004(1) to
		December 31,
		2004

Per Share Operating Performance:
Net asset value, beginning of period		$10.00

Income from investment operations:
Net investment income		$0.03
Net realized and unrealized gain on investments		$0.09
Total from investment operations		$0.12
Net asset value, end of period		$10.12

Total Return(2):	%	0.90 *

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$159,478

Ratio of expenses to average net assets:
Net expenses after expense reimbursement(3)(4)%		0.77
Net investment income after expense reimbursement (3)(4)%		1.36
Portfolio turnover rate	%	6

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Total return calculation began on December 10, 2004, the first day of the Guarantee Period. Total return from commencement of operations was 1.20%.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 7
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

		December 10,
		2004(1) to
		December 31,
		2004

Per Share Operating Performance:
Net asset value, beginning of period		$10.00

Income from investment operations:
Net investment income		$0.01
Net realized and unrealized gain on investments		$0.00 *
Total from investment operations		$0.01
Net asset value, end of period		$10.01

Total Return(2):	%	— †

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$62,522

Ratio of expenses to average net assets:
Expenses(3)%		0.65
Net investment income(3)%		1.85
Portfolio turnover rate	%	—

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Amount is less than $0.01.

†   As of December 31, 2004, the Portfolio was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (March 9, 2005). Total return from commencement of operations was 0.10%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004

NOTE 1 — ORGANIZATION

Organization. The ING Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on July 15, 1999 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. There are nine separate investment Series which comprise the Trust. The seven that are in this report are as follows: ING GET U.S. Core Portfolio Series 1 (“Series 1”), ING GET U.S. Core Portfolio Series 2 (“Series 2”), ING GET U.S. Core Portfolio Series 3 (“Series 3”), ING GET U.S. Core Portfolio Series 4 (“Series 4”), ING GET U.S. Core Portfolio Series 5 (“Series 5”), ING GET U.S. Core Portfolio Series 6 (“Series 6”) and ING GET U.S. Core Portfolio Series 7 (“Series 7”), each a “Series” and collectively “the Series”.

Each Series seeks to achieve maximum total return and minimal exposure of the Series’ assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period. If during the Guarantee Period the equity markets experience a major decline, the Series’ assets may become largely or entirely invested in the Fixed Component. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. The insurance companies offering these Series currently are ING Life Insurance & Annuity Company (“ILIAC”) and Golden American Life Insurance Company (“Golden American”). The insurance company offering these Series guarantees Contract holders and Participants that on the Maturity Date they will receive no less than the value of their separate account investment directed to the Series as of the last day of the Offering Period, adjusted for certain charges (the “Guarantee”). The value of dividends and distributions made by the Series throughout the Guarantee Period is included in determining whether, for purposes of the Guarantee, the value of a shareholder’s investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. The following information relates to the GET U.S. Core Portfolio.

	Offering	Guarantee	Maturity
	Period	Period	Date

Series 1	06/13/03 – 09/11/03	09/12/03 – 09/12/08	09/12/08
Series 2	09/12/03 – 12/11/03	12/12/03 – 12/12/08	12/12/08
Series 3	12/12/03 – 03/11/04	03/12/04 – 03/13/09	03/13/09
Series 4	03/12/04 – 06/10/04	06/11/04 – 06/12/09	06/12/09
Series 5	06/11/04 – 09/09/04	09/10/04 – 09/09/11	09/09/11
Series 6	09/10/04 – 12/09/04	12/10/04 – 12/09/11	12/09/11
Series 7	12/10/04 – 03/08/05	03/09/05 – 03/08/12	03/08/12

Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and certain tax-qualified retirement plans. At December 31, 2004, separate accounts of ILIAC and Golden American and their affiliates held all the shares outstanding of the Series.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Series in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Series’ valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Series’ Board of Trustees (“Board”), in accordance with methods that are

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Series calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Series’ Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Series occurs after the time at which the foreign market for such security(ies) closes but before the time that the Series’ net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Series calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Series calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Series could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.	Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date.

C.	Distributions to Shareholders. Dividends from net investment income and net realized gains, if any, are declared and paid annually by the Series. Distributions are determined annually in accordance with federal tax principles, which may differ from accounting principles generally accepted in the United States of America for investment companies. The Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date. The characteristics of income and gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

D.	Foreign Currency Translation. The books and records of the Series are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Series does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

E.	Forward Foreign Currency Contracts. The Series may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Series agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Series’ net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. At December 31, 2004, the Series did not have any open forward foreign currency contracts.

F.	Repurchase Agreements. Each Series may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Series will receive as collateral cash or securities whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Series. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Series might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

G.	Federal Income Taxes. It is the Series’ policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

H.	Organization Expenses and Offering Costs. Costs incurred with the organization of the Series were expensed as incurred. Costs incurred with the offering of shares of the Series are deferred and amortized over a twelve-month period starting on the first day of the Guarantee Period on a straight-line basis.

I.	Use of Estimates. Management of the Series has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the periods ended December 31, 2004, the cost of purchases and proceeds of sales of securities, excluding short-term and U.S. Government securities, were as follows:

	Purchases	Sales

Series 1	$78,651,664	$102,346,103
Series 2	59,436,853	79,603,257
Series 3	177,097,609	89,728,118
Series 4	62,648,174	25,903,093
Series 5	64,591,026	27,249,329
Series 6	111,612,203	2,859,313

U.S. Government securities not included above were as follows:

	Purchases	Sales

Series 1	$96,971,697	$134,105,031
Series 2	43,867,270	93,531,496
Series 3	249,945,245	88,444,199
Series 4	68,297,334	19,931,013
Series 5	31,378,413	17,357,370
Series 6	55,731,302	7,212,272

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATION FEES

Each of the Series has entered into an Investment Management Agreement with ING Investments, LLC (the “Investment Manager”). The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Series. The fee for each Series is 0.25% during its Offering Period and 0.60% during its Guarantee Period.

The Investment Manager has engaged ING Investment Management Co. (“ING IM”), to serve as Sub-Adviser to the Series. ING IM is responsible for managing the assets of each Series in accordance with its investment objective and policies, subject to oversight by the Investment Manager.

ING Funds Services, LLC (the “Administrator”) acts as the administrator and provides certain administrative and shareholder services necessary for each Series’, operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter.

The Investment Manager, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V., a global financial institution active in the fields of banking, insurance and asset management.

NOTE 5 — DISTRIBUTION FEES

The Series has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby ING Funds Distributor, LLC (the “Distributor”) is compensated by the Series for expenses incurred in the distribution of each Series’ share (“Distribution Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to reimburse or compensate for expenses incurred in the distribution and promotion of the Series’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, the Series pays the Distributor a Distribution Fee rate of 0.25% based on average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At December 31, 2004, the Series had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

	Accrued		Accrued
	Investment	Accrued	Administrative
	Management	Distribution	Service
	Fee	Fee	Fee	Total

Series 1	$103,072	$42,947	$9,444	$155,463
Series 2	82,312	34,298	7,543	124,153
Series 3	130,526	54,387	11,962	196,875
Series 4	46,825	19,511	4,292	70,628
Series 5	31,615	12,351	2,717	46,683
Series 6	63,207	29,975	6,594	99,776
Series 7	7,165	7,165	1,576	15,906

The Series have adopted a Retirement Policy covering all independent trustees of the Series who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At December 31, 2004, the Series had the following payables included in Other Accrued Expenses and

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

		Shareholder
	Custody	Reporting
	Expense	Expense

Series 1	$13,351	$12,705

	Custody		Offering
	Expense		Fees

Series 2	$11,627	Series 4	$10,724

	Offering		Offering
	Fees		Fees

Series 5	$10,625	Series 6	$8,398

NOTE 8 — EXPENSE LIMITATIONS

ING Investments, LLC has entered into a written Expense Limitation Agreement with the Series whereby the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to 0.65% during the Offering Period and 1.00% during the Guarantee Period.

The Investment Manager may at a later date recoup from a Series for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Series’ expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees, are reflected on the accompanying Statements of Operations for each Series. Amounts payable by the Investment Manager are reflected in the Statements of Assets and Liabilities for each Series.

As of December 31, 2004, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Manager and the related expiration dates are as follows:

	December 31,

	2005	2006	2007	Total

Series 5	$—	$—	$11,151	$11,151

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Series 1		Series 2

		June 13,		September 12,
	Year Ended	2003(1) to	Year Ended	2003(1) to
	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003

(Number of Shares)
Shares sold	—	27,343,392	—	22,177,572
Dividends reinvested	170,984	—	18,283	—
Shares redeemed	(5,852,708)	(2,755,323)	(6,806,971)	(51,728)

Net increase (decrease) in shares outstanding	(5,681,724)	24,588,069	(6,788,688)	22,125,844

($)
Shares sold	$—	$273,597,134	$—	$221,890,523
Dividends reinvested	1,756,020	—	185,023	—
Shares redeemed	(61,196,977)	(27,960,823)	(69,968,019)	(520,320)

Net increase (decrease)	$(59,440,957)	$245,636,311	$(69,782,996)	$221,370,203

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS (continued)

	Series 3		Series 4

		December 12,	March 12,
	Year Ended	2003(1) to	2004(1) to
	December 31,	December 31,	December 31,
	2004	2003	2004

(Number of Shares)
Shares sold	30,491,531	1,072,545	10,014,125
Dividends reinvested	292	—	—
Shares redeemed	(6,508,502)	(95)	(1,432,127)

Net increase in shares outstanding	23,983,321	1,072,450	8,581,998

($)
Shares sold	$305,186,617	$10,728,323	$100,232,726
Dividends reinvested	2,858	—	—
Shares redeemed	(64,573,296)	(951)	(14,758,125)

Net increase	$240,616,179	$10,727,372	$85,474,601

	Series 5	Series 6	Series 7

	June 11,	September 10,	December 10,
	2004(1) to	2004(1) to	2004(1) to
	December 31,	December 31,	December 31,
	2004	2004	2004

(Number of Shares)
Shares sold	6,607,446	18,610,172	7,142,247
Shares redeemed	(1,411,076)	(2,847,400)	(895,654)

Net increase in shares outstanding	5,196,370	15,762,772	6,246,593

($)
Shares sold	$66,188,972	$186,287,563	$71,430,927
Shares redeemed	(14,652,353)	(28,514,221)	(8,960,475)

Net increase	$51,536,619	$157,773,342	$62,470,452

(1)	Commencement of operations.

NOTE 10 — LINE OF CREDIT

The Series, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. During the year ended December 31, 2004, the Series did not have any loans outstanding under the line of credit.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.

The following permanent tax differences have been reclassified as of December 31, 2004:

		Undistributed	Accumulated
		Net Investment	Net Realized
	Paid-in	Income On	Gains
	Capital	Investments	(Losses)

Series 1	$(15,090)	$11,219	$3,871
Series 2	(6,362)	3,363	2,999
Series 3	(39,012)	35,963	3,049
Series 4	(12,108)	11,626	482
Series 5	(4,799)	4,404	395
Series 6	(75,917)	75,821	96
Series 7	(7,853)	7,853	—

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2004		December 31, 2003

	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains

Series 1	$1,751,854	$4,166	$—	$—
Series 2	183,294	1,729	—	—
Series 3	2,858	—	—	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2004 are as follows:

	Undistributed	Undistributed	Unrealized	Post October	Capital
	Ordinary	Long-term	Appreciation	Capital Losses	Loss	Expiration
	Income	Capital Gain	(Depreciation)	Deferred	Carryforwards	Dates

Series 1	$10,582,538	$589,403	$3,440,648	$(50,435)	$—	—
Series 2	6,914,614	102,768	1,545,945	—	—	—
Series 3	4,569,226	1,229	(1,424,271)	(615,458)	—	—
Series 4	1,709,878	415	3,123,947	—	—	—
Series 5	1,314,129	395	2,072,215	—	—	—
Series 6	539,873	96	1,240,305	—	—	—
Series 7	60,986	—	(805)	—	(450)	2012

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/ Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated. Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•	ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of

NOTES TO FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form  8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

ING GET U.S. CORE PORTFOLIO SERIES 1
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 36.6%
		Advertising: 0.1%
2,700	@	Interpublic Group of Cos., Inc.	$36,180
1,200		Omnicom Group, Inc.	101,184

			137,364

		Aerospace/ Defense: 0.8%
8,800		Boeing Co.	455,575
2,150		General Dynamics Corp.	224,890
1,050		Goodrich Corp.	34,272
650		L-3 Communications Holdings, Inc.	47,606
3,750		Lockheed Martin Corp.	208,313
2,300		Northrop Grumman Corp.	125,028
5,050		Raytheon Co.	196,092
950		Rockwell Collins, Inc.	37,468
3,300		United Technologies Corp.	341,055

			1,670,299

		Agriculture: 0.6%
12,750		Altria Group, Inc.	779,025
3,500		Archer-Daniels-Midland Co.	78,085
1,500		Monsanto Co.	83,325
1,000		Reynolds American, Inc.	78,600
1,850		UST, Inc.	89,004

			1,108,039

		Apparel: 0.3%
1,500	@	Coach, Inc.	84,600
1,000		Jones Apparel Group, Inc.	36,570
1,000		Liz Claiborne, Inc.	42,210
2,900		Nike, Inc.	263,001
500		Reebok Intl., Ltd.	22,000
1,100		VF Corp.	60,918

			509,299

		Auto Manufacturers: 0.3%
19,850		Ford Motor Co.	290,604
3,550		General Motors Corp.	142,213
1,675		PACCAR, Inc.	134,804

			567,621

		Auto Parts and Equipment: 0.0%
1,300	@	Goodyear Tire & Rubber Co.	19,058
1,200		Johnson Controls, Inc.	76,128

			95,186

		Banks: 2.2%
2,100		AmSouth Bancorp	54,390
25,284		Bank of America Corp.	1,188,094
3,650		BB&T Corp.	153,483
1,500		Comerica, Inc.	91,530
700		Compass Bancshares, Inc.	34,069
1,250		Fifth Third Bancorp	59,100
600		First Horizon National Corp.	25,866
1,100		Huntington Bancshares, Inc.	27,258
3,650		KeyCorp	123,735
750		M & T Bank Corp.	80,880
1,300		Marshall & Ilsley Corp.	57,460
2,300		Mellon Financial Corp.	71,553
5,800		National City Corp.	217,790
2,825		North Fork Bancorp, Inc.	81,501
1,400		Northern Trust Corp.	68,012
700		PNC Financial Services Group, Inc.	40,208
2,457		Regions Financial Corp.	87,445
2,000		State Street Corp.	98,240
2,300		SunTrust Banks, Inc.	169,924
700		Synovus Financial Corp.	20,006
4,750		The Bank of New York Co., Inc.	158,745
12,000		U.S. Bancorp	375,840
9,885		Wachovia Corp.	519,951
10,500		Wells Fargo & Co.	652,574
450		Zions Bancorporation	30,614

			4,488,268

		Beverages: 0.8%
300		Adolph Coors Co.	22,701
1,950		Anheuser-Busch Cos., Inc.	98,924
950		Brown-Forman Corp.	46,246
14,950		Coca-Cola Co.	622,369
3,150		Coca-Cola Enterprises, Inc.	65,678
1,350		Pepsi Bottling Group, Inc.	36,504
14,100		PepsiCo, Inc.	736,019

			1,628,441

		Biotechnology: 0.4%
7,800	@	Amgen, Inc.	500,369
1,850	@	Biogen Idec, Inc.	123,229
1,450	@	Genzyme Corp.	84,202
1,400	@	MedImmune, Inc.	37,954
200	@	Millipore Corp.	9,962

			755,716

		Building Materials: 0.1%
1,150	@	American Standard Cos., Inc.	47,518
3,150		Masco Corp.	115,069
650		Vulcan Materials Co.	35,497

			198,084

		Chemicals: 0.6%
1,250		Air Products & Chemicals, Inc.	72,463
300		Ashland, Inc.	17,514
6,500		Dow Chemical Co.	321,815
7,000		E.I. du Pont de Nemours & Co.	343,349
600		Eastman Chemical Co.	34,638
600		Ecolab, Inc.	21,078
1,100		Engelhard Corp.	33,737
800		International Flavors & Fragrances, Inc.	34,272
1,950		PPG Industries, Inc.	132,912
2,100		Praxair, Inc.	92,715
1,400		Rohm & Haas Co.	61,922
1,350		Sherwin-Williams Co.	60,251
550		Sigma-Aldrich Corp.	33,253

			1,259,919

		Commercial Services: 0.3%
1,100	@	Apollo Group, Inc.	88,781
6,650		Cendant Corp.	155,476
1,150		Equifax, Inc.	32,315
1,300		H&R Block, Inc.	63,700
1,850		McKesson Corp.	58,201
750		Moody’s Corp.	65,138
2,000		Paychex, Inc.	68,160
1,500		R.R. Donnelley & Sons Co.	52,935
850		Robert Half Intl., Inc.	25,016

			609,722

		Computers: 2.0%
750	@	Affiliated Computer Services, Inc.	45,143
4,350	@	Apple Computer, Inc.	280,140
1,250	@	Computer Sciences Corp.	70,463
26,200	@	Dell, Inc.	1,104,067
2,900		Electronic Data Systems Corp.	66,990
15,550	@	EMC Corp.	231,229
1,400	@	Gateway, Inc.	8,414
18,500		Hewlett-Packard Co.	387,945
14,050		International Business Machines Corp.	1,385,048
750	@	Lexmark Intl., Inc.	63,750
500	@	NCR Corp.	34,615

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
2,600	@	Network Appliance, Inc.	$86,372
37,300	@	Sun Microsystems, Inc.	200,674
1,500	@	Sungard Data Systems, Inc.	42,495
2,100	@	Unisys Corp.	21,378

			4,028,723

		Cosmetics/ Personal Care: 1.2%
825		Alberto-Culver Co.	40,070
1,150		Avon Products, Inc.	44,505
3,450		Colgate-Palmolive Co.	176,502
10,950		Gillette Co.	490,341
3,050		Kimberly-Clark Corp.	200,721
26,800		Procter & Gamble Co.	1,476,144

			2,428,283

		Distribution/ Wholesale: 0.1%
1,900		Genuine Parts Co.	83,714
950		W.W. Grainger, Inc.	63,289

			147,003

		Diversified Financial Services: 2.7%
10,500		American Express Co.	591,884
850		Bear Stearns Cos., Inc.	86,964
2,600		Capital One Financial Corp.	218,946
2,150		CIT Group, Inc.	98,513
32,250		Citigroup, Inc.	1,553,804
3,448		Countrywide Financial Corp.	127,610
2,900	@	E*TRADE Financial Corp.	43,355
6,200		Fannie Mae	441,501
250		Federated Investors, Inc.	7,600
1,350		Franklin Resources, Inc.	94,028
4,400		Freddie Mac	324,280
3,150		Goldman Sachs Group, Inc.	327,726
450		Janus Capital Group, Inc.	7,565
2,250		Lehman Brothers Holdings, Inc.	196,830
8,150		MBNA Corp.	229,749
6,100		Merrill Lynch & Co., Inc.	364,597
6,800		Morgan Stanley	377,536
2,400	@	Providian Financial Corp.	39,528
2,600		SLM Corp.	138,814
800		T. Rowe Price Group, Inc.	49,760

			5,320,590

		Electric: 0.9%
5,810	@	AES Corp.	79,423
450		Ameren Corp.	22,563
2,350		American Electric Power Co., Inc.	80,699
1,850		CenterPoint Energy, Inc.	20,905
450		Cinergy Corp.	18,734
1,600		Consolidated Edison, Inc.	70,000
1,250		Constellation Energy Group, Inc.	54,638
800		Dominion Resources, Inc.	54,192
1,200		DTE Energy Co.	51,756
9,950		Duke Energy Corp.	252,033
1,950		Edison Intl.	62,459
1,450		Entergy Corp.	98,006
4,300		Exelon Corp.	189,500
2,150		FirstEnergy Corp.	84,947
1,000		FPL Group, Inc.	74,750
2,600	@	PG&E Corp.	86,528
750		Pinnacle West Capital Corp.	33,308
1,400		PPL Corp.	74,592
1,500		Public Service Enterprise Group, Inc.	77,655
4,550		Southern Co.	152,515
1,450		TECO Energy, Inc.	22,243
2,600		TXU Corp.	167,855
2,100		Xcel Energy, Inc.	38,220

			1,867,521

		Electrical Components and Equipment: 0.1%
3,550		Emerson Electric Co.	248,855

			248,855

		Electronics: 0.2%
2,450	@	Agilent Technologies, Inc.	59,044
950		Applera Corp. — Applied Biosystems Group	19,865
800	@	Fisher Scientific Intl.	49,903
1,750	@	Jabil Circuit, Inc.	44,765
650		Parker Hannifin Corp.	49,230
850		PerkinElmer, Inc.	19,117
2,550	@	Sanmina-SCI Corp.	21,599
2,150	@	Solectron Corp.	11,460
350		Tektronix, Inc.	10,574
1,550	@	Thermo Electron Corp.	46,795
950	@	Waters Corp.	44,451

			376,803

		Engineering and Construction: 0.0%
500		Fluor Corp.	27,255

			27,255

		Entertainment: 0.0%
1,750		International Game Technology	60,165

			60,165

		Environmental Control: 0.1%
3,700		Waste Management, Inc.	110,778

			110,778

		Food: 0.5%
2,400		Albertson’s, Inc.	57,312
2,550		Campbell Soup Co.	76,220
3,250		ConAgra Foods, Inc.	95,713
2,000		General Mills, Inc.	99,420
2,150		H.J. Heinz Co.	83,829
1,350		Hershey Foods Corp.	74,979
2,200		Kellogg Co.	98,252
1,900	@	Kroger Co.	33,326
1,100		McCormick & Co., Inc.	42,460
2,900	@	Safeway, Inc.	57,246
5,050		Sara Lee Corp.	121,906
1,300		SUPERVALU, Inc.	44,876
2,350		Wm. Wrigley Jr. Co.	162,596

			1,048,135

		Forest Products and Paper: 0.2%
1,500		Georgia-Pacific Corp.	56,220
3,400		International Paper Co.	142,800
850		Louisiana-Pacific Corp.	22,729
1,500		MeadWestvaco Corp.	50,835
1,050		Plum Creek Timber Co., Inc.	40,362
400		Temple-Inland, Inc.	27,360
2,200		Weyerhaeuser Co.	147,884

			488,190

		Gas: 0.0%
850		KeySpan Corp.	33,533
200		Nicor, Inc.	7,388
1,550		Sempra Energy	56,854

			97,775

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Hand/ Machine Tools: 0.1%
750		Black & Decker Corp.	$66,247
550		Snap-On, Inc.	18,898
550		Stanley Works	26,945

			112,090

		Healthcare — Products: 1.6%
350		Bausch & Lomb, Inc.	22,561
1,500		Baxter Intl., Inc.	51,810
2,700		Becton Dickinson & Co.	153,360
1,700		Biomet, Inc.	73,763
5,350	@	Boston Scientific Corp.	190,193
500		C.R. Bard, Inc.	31,990
750		Guidant Corp.	54,075
31,050		Johnson & Johnson	1,969,190
7,750		Medtronic, Inc.	384,943
2,300	@	St. Jude Medical, Inc.	96,439
850		Stryker Corp.	41,013
1,350	@	Zimmer Holdings, Inc.	108,162

			3,177,499

		Healthcare — Services: 0.7%
1,550		Aetna, Inc.	193,363
1,500	@	Humana, Inc.	44,535
750	@	Laboratory Corp. Of America Holdings	37,365
400		Manor Care, Inc.	14,172
650		Quest Diagnostics, Inc.	62,108
7,000		UnitedHealth Group, Inc.	616,209
3,200	@	WellPoint, Inc.	368,000

			1,335,752

		Home Builders: 0.0%
300		Centex Corp.	17,874

			17,874

		Home Furnishings: 0.0%
1,000		Leggett & Platt, Inc.	28,430
550		Whirlpool Corp.	38,066

			66,496

		Household Products/ Wares: 0.1%
800		Avery Dennison Corp.	47,976
1,500		Clorox Co.	88,395
750		Fortune Brands, Inc.	57,885

			194,256

		Housewares: 0.0%
1,550		Newell Rubbermaid, Inc.	37,495

			37,495

		Insurance: 1.7%
2,050	@@	ACE Ltd.	87,638
2,750		AFLAC, Inc.	109,560
4,250		Allstate Corp.	219,810
650		AMBAC Financial Group, Inc.	53,385
16,100		American Intl. Group, Inc.	1,057,286
1,850		AON Corp.	44,141
1,800		Chubb Corp.	138,420
1,450		CIGNA Corp.	118,277
920		Cincinnati Financial Corp.	40,719
2,350		Hartford Financial Services Group, Inc.	162,879
750		Jefferson-Pilot Corp.	38,970
1,500		Lincoln National Corp.	70,020
2,000		Loews Corp.	140,600
1,300		Marsh & McLennan Cos., Inc.	42,770
1,000		MBIA, Inc.	63,280
4,600		MetLife, Inc.	186,346
800		MGIC Investment Corp.	55,128
1,750		Principal Financial Group	71,645
1,250		Progressive Corp.	106,050
5,800		Prudential Financial, Inc.	318,767
1,050		Safeco Corp.	54,852
1,650		St. Paul Travelers Cos., Inc.	61,166
600		Torchmark Corp.	34,284
1,750		UnumProvident Corp.	31,395
700	@@	XL Capital Ltd.	54,355

			3,361,743

		Internet: 0.5%
4,050	@	eBay, Inc.	470,934
7,100	@	Symantec Corp.	182,896
8,900	@	Yahoo!, Inc.	335,352

			989,182

		Iron/ Steel: 0.0%
800		Nucor Corp.	41,872
950		United States Steel Corp.	48,688

			90,560

		Leisure Time: 0.2%
800		Brunswick Corp.	39,600
4,150		Carnival Corp.	239,165
1,600		Harley-Davidson, Inc.	97,200
1,300		Sabre Holdings Corp.	28,808

			404,773

		Lodging: 0.1%
600		Harrah’s Entertainment, Inc.	40,134
2,150		Hilton Hotels Corp.	48,891
1,900		Marriott Intl., Inc.	119,662
1,100		Starwood Hotels & Resorts Worldwide, Inc.	64,240

			272,927

		Machinery — Construction and Mining: 0.0%
750		Caterpillar, Inc.	73,133

			73,133

		Machinery — Diversified: 0.1%
400		Cummins, Inc.	33,516
1,400		Deere & Co.	104,160
1,000		Rockwell Automation, Inc.	49,550

			187,226

		Media: 1.3%
14,400	@	Comcast Corp.	479,232
1,750		Gannett Co., Inc.	142,975
500		Knight-Ridder, Inc.	33,470
1,950		McGraw-Hill Cos., Inc.	178,503
350		Meredith Corp.	18,970
750		New York Times Co.	30,600
16,300		News Corp.	304,158
29,350	@	Time Warner, Inc.	570,564
700		Tribune Co.	29,498
10,750		Viacom, Inc.	391,193
13,250		Walt Disney Co.	368,350

			2,547,513

		Mining: 0.0%
750		Phelps Dodge Corp.	74,190

			74,190

		Miscellaneous Manufacturing: 2.1%
4,800		3M Co.	393,936
500	@@	Cooper Industries Ltd.	33,945
2,000		Danaher Corp.	114,820
1,100		Dover Corp.	46,134
2,050		Eastman Kodak Co.	66,113
750		Eaton Corp.	54,270
65,650		General Electric Co.	2,396,224
5,450		Honeywell Intl., Inc.	192,985

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Miscellaneous Manufacturing (continued)
1,900		Illinois Tool Works, Inc.	$176,092
900	@@	Ingersoll-Rand Co.	72,270
550		ITT Industries, Inc.	46,448
1,100		Pall Corp.	31,845
1,100		Textron, Inc.	81,180
12,250	@@	Tyco Intl., Ltd.	437,814

			4,144,076

		Office/ Business Equipment: 0.1%
1,250		Pitney Bowes, Inc.	57,850
7,900	@	Xerox Corp.	134,379

			192,229

		Oil and Gas: 2.8%
900		Amerada Hess Corp.	74,142
1,900		Anadarko Petroleum Corp.	123,139
1,750		Apache Corp.	88,498
4,100		Burlington Resources, Inc.	178,350
16,950		ChevronTexaco Corp.	890,044
6,850		ConocoPhillips	594,785
4,950		Devon Energy Corp.	192,653
600		EOG Resources, Inc.	42,816
50,900		Exxon Mobil Corp.	2,609,133
950		Kerr-McGee Corp.	54,901
1,750		Marathon Oil Corp.	65,818
400	@,@@	Nabors Industries, Ltd.	20,516
1,050	@,@@	Noble Corp.	52,227
2,400		Occidental Petroleum Corp.	140,064
750		Sunoco, Inc.	61,283
1,750	@,@@	Transocean, Inc.	74,183
1,500		Unocal Corp.	64,860
2,100		Valero Energy Corp.	95,340

			5,422,752

		Oil and Gas Services: 0.1%
1,800		Baker Hughes, Inc.	76,806
1,100		BJ Services Co.	51,194
2,550		Halliburton Co.	100,062

			228,062

		Packaging and Containers: 0.1%
900		Ball Corp.	39,582
1,000		Bemis Co.	29,090
1,250	@	Pactiv Corp.	31,613
600	@	Sealed Air Corp.	31,962

			132,247

		Pharmaceuticals: 2.0%
9,550		Abbott Laboratories	445,507
850		Allergan, Inc.	68,910
750		AmerisourceBergen Corp.	44,010
12,600		Bristol-Myers Squibb Co.	322,812
3,550		Cardinal Health, Inc.	206,433
4,800	@	Caremark Rx, Inc.	189,264
2,850		Eli Lilly & Co.	161,738
700	@	Express Scripts, Inc.	53,508
2,350	@	Forest Laboratories, Inc.	105,421
2,800	@	Gilead Sciences, Inc.	97,972
1,200	@	Hospira, Inc.	40,200
600	@	King Pharmaceuticals, Inc.	7,440
1,750	@	Medco Health Solutions, Inc.	72,800
13,550		Merck & Co., Inc.	435,496
47,050		Pfizer, Inc.	1,265,174
9,500		Schering-Plough Corp.	198,360
8,650		Wyeth	368,403

			4,083,448

		Pipelines: 0.1%
1,600	@	Dynegy, Inc.	7,392
3,950		El Paso Corp.	41,080
250		Kinder Morgan, Inc.	18,283
2,850		Williams Cos., Inc.	46,426

			113,181

		Real Estate Investment Trusts: 0.1%
550		Apartment Investment & Management Co.	21,197
900		Equity Office Properties Trust	26,208
950		ProLogis	41,164
1,150		Simon Property Group, Inc.	74,370

			162,939

		Retail: 2.8%
1,550	@	Bed Bath & Beyond, Inc.	61,737
2,000		Best Buy Co., Inc.	118,840
2,000		Circuit City Stores, Inc.	31,280
5,050		Costco Wholesale Corp.	244,471
2,200		CVS Corp.	99,154
800		Darden Restaurants, Inc.	22,192
1,100		Federated Department Stores, Inc.	63,569
7,350		Gap, Inc.	155,232
23,100		Home Depot, Inc.	987,293
3,150		J.C. Penney Co., Inc. Holding Co.	130,410
850	@	Kohl’s Corp.	41,795
3,100		Limited Brands, Inc.	71,362
5,050		Lowe’s Cos., Inc.	290,830
1,500		May Department Stores Co.	44,100
13,300		McDonald’s Corp.	426,397
1,000		Nordstrom, Inc.	46,730
2,700	@	Office Depot, Inc.	46,872
1,350		RadioShack Corp.	44,388
5,350		Staples, Inc.	180,349
3,300	@	Starbucks Corp.	205,788
5,800		Target Corp.	301,193
2,750		TJX Cos., Inc.	69,108
1,950	@	Toys R US, Inc.	39,917
26,450		Wal-Mart Stores, Inc.	1,397,088
6,300		Walgreen Co.	241,731
1,050		Wendy’s Intl., Inc.	41,223
1,550		Yum! Brands, Inc.	73,129

			5,476,178

		Savings and Loans: 0.2%
1,900		Golden West Financial Corp.	116,698
850		Sovereign Bancorp, Inc.	19,168
5,700		Washington Mutual, Inc.	240,996

			376,862

		Semiconductors: 0.8%
1,000	@	Advanced Micro Devices, Inc.	22,020
2,700	@	Altera Corp.	55,890
2,400		Analog Devices, Inc.	88,608
10,750	@	Applied Materials, Inc.	183,825
2,263	@	Freescale Semiconductor Inc.	41,549
40,000		Intel Corp.	935,599
1,050	@	KLA-Tencor Corp.	48,909
1,950		Linear Technology Corp.	75,582
750		Maxim Integrated Products, Inc.	31,793
2,150		National Semiconductor Corp.	38,593
700	@	Qlogic Corp.	25,711
4,250		Texas Instruments, Inc.	104,635

			1,652,714

		Software: 1.8%
1,450		Adobe Systems, Inc.	90,973
2,000		Autodesk, Inc.	75,900
3,750		Automatic Data Processing, Inc.	166,312
2,200	@	BMC Software, Inc.	40,920
800	@	Citrix Systems, Inc.	19,624

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Software (continued)
3,650		Computer Associates Intl., Inc.	$113,368
3,650	@	Compuware Corp.	23,616
800	@	Electronic Arts, Inc.	49,344
5,570		First Data Corp.	236,947
1,150	@	Fiserv, Inc.	46,219
1,950		IMS Health, Inc.	45,260
1,000	@	Intuit, Inc.	44,010
67,550		Microsoft Corp.	1,804,260
2,350	@	Novell, Inc.	15,863
54,750	@	Oracle Corp.	751,169
2,700	@	PeopleSoft, Inc.	71,496
2,800	@	Siebel Systems, Inc.	29,400
3,050	@	Veritas Software Corp.	87,078

			3,711,759

		Telecommunications: 2.1%
2,400		Alltel Corp.	141,024
1,950		AT&T Corp.	37,167
3,950	@	Avaya, Inc.	67,940
11,750		BellSouth Corp.	326,533
1,200		CenturyTel, Inc.	42,564
40,600	@	Cisco Systems, Inc.	783,579
2,450		Citizens Communications Co.	33,786
1,200	@	Comverse Technology, Inc.	29,340
3,450	@	Corning, Inc.	40,607
28,100	@	Lucent Technologies, Inc.	105,656
14,500		Motorola, Inc.	249,400
6,450	@	Nextel Communications, Inc.	193,500
10,450		QUALCOMM, Inc.	443,080
4,550	@	Qwest Communications Intl., Inc.	20,202
20,300		SBC Communications, Inc.	523,130
800		Scientific-Atlanta, Inc.	26,408
9,150		Sprint Corp.	227,378
3,450	@	Tellabs, Inc.	29,636
23,000		Verizon Communications, Inc.	931,729

			4,252,659

		Textiles: 0.0%
1,000		Cintas Corp.	43,860

			43,860

		Toys/Games/Hobbies: 0.0%
1,200		Hasbro, Inc.	23,256
2,700		Mattel, Inc.	52,623

			75,879

		Transportation: 0.6%
3,000		Burlington Northern Santa Fe Corp.	141,930
1,250		CSX Corp.	50,100
3,100		FedEx Corp.	305,319
3,200		Norfolk Southern Corp.	115,808
500		Ryder System, Inc.	23,885
6,950		United Parcel Service, Inc.	593,947

			1,230,989

		Total Common Stock (Cost $67,760,791)	73,520,577

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.4%
	Federal Home Loan Bank: 30.4%
$70,000,000	3.840%, due 09/12/08	$60,888,940

		60,888,940

	Federal Home Loan Mortgage Corporation: 20.4%
47,127,000	3.750%, due 10/15/08	40,997,144

		40,997,144

	Other U.S. Agency Obligations: 7.6%
17,600,000	Tennessee Valley Authority, 3.880%, due 11/13/08	15,190,701

		15,190,701

	Total U.S. Government Agency Obligations (Cost $118,345,323)	117,076,785

U.S. TREASURY OBLIGATIONS: 4.6%
	U.S. Treasury STRIP: 4.6%
10,400,000	3.420%, due 08/15/08	9,206,163

	Total U.S. Treasury Obligations (Cost $9,226,064)	9,206,163

	Total Long-Term Investments (Cost $195,332,178)	199,803,525

SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreement: 0.5%
1,044,000	Morgan Stanley Repurchase Agreement dated 12/31/04, 2.200%, due 01/03/05, $1,044,191 to be received upon repurchase (Collateralized by $1,065,000 Federal Home Loan Bank, 2.255%, Market Value plus accrued interest $1,070,156, due 10/03/05)	1,044,000

	Total Short-Term Investments (Cost $1,044,000)	1,044,000

Total Investments In Securities (Cost $196,376,178)*	100.1%	$200,847,525
Other Assets and Liabilities-Net	(0.1)	(120,175)

Net Assets	100.0%	$200,727,350

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $197,406,877. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,936,589
Gross Unrealized Depreciation	(2,495,941)

Net Unrealized Appreciation	$3,440,648

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 34.6%
		Advertising: 0.1%
1,620	@	Interpublic Group of Cos., Inc.	$21,708
950		Omnicom Group, Inc.	80,104

			101,812

		Aerospace/ Defense: 0.8%
6,860		Boeing Co.	355,142
1,700		General Dynamics Corp.	177,820
680		Goodrich Corp.	22,195
500		L-3 Communications Holdings, Inc.	36,620
2,860		Lockheed Martin Corp.	158,873
1,600		Northrop Grumman Corp.	86,976
3,450		Raytheon Co.	133,964
780		Rockwell Collins, Inc.	30,763
2,590		United Technologies Corp.	267,677

			1,270,030

		Agriculture: 0.5%
9,860		Altria Group, Inc.	602,445
2,670		Archer-Daniels-Midland Co.	59,568
1,170		Monsanto Co.	64,994
570		Reynolds American, Inc.	44,802
1,400		UST, Inc.	67,354

			839,163

		Apparel: 0.2%
1,200	@	Coach, Inc.	67,680
660		Jones Apparel Group, Inc.	24,136
380		Liz Claiborne, Inc.	16,040
2,080		Nike, Inc.	188,635
350		Reebok Intl., Ltd.	15,400
800		VF Corp.	44,304

			356,195

		Auto Manufacturers: 0.3%
14,520		Ford Motor Co.	212,572
2,950		General Motors Corp.	118,177
1,270		PACCAR, Inc.	102,210

			432,959

		Auto Parts and Equipment: 0.0%
1,200	@	Goodyear Tire & Rubber Co.	17,592
850		Johnson Controls, Inc.	53,924

			71,516

		Banks: 2.1%
1,240		AmSouth Bancorp	32,116
19,270		Bank of America Corp.	905,496
2,450		BB&T Corp.	103,023
1,140		Comerica, Inc.	69,563
550		Compass Bancshares, Inc.	26,769
950		Fifth Third Bancorp	44,916
400		First Horizon National Corp.	17,244
860		Huntington Bancshares, Inc.	21,311
2,420		KeyCorp	82,038
500		M & T Bank Corp.	53,920
980		Marshall & Ilsley Corp.	43,316
2,250		Mellon Financial Corp.	69,998
4,620		National City Corp.	173,481
2,160		North Fork Bancorp, Inc.	62,316
770		Northern Trust Corp.	37,407
530		PNC Financial Services Group, Inc.	30,443
2,385		Regions Financial Corp.	84,882
1,530		State Street Corp.	75,154
1,590		SunTrust Banks, Inc.	117,469
500		Synovus Financial Corp.	14,290
3,660		The Bank of New York Co., Inc.	122,317
8,860		U.S. Bancorp	277,495
7,567		Wachovia Corp.	398,024
8,160		Wells Fargo & Co.	507,143
270		Zions Bancorporation	18,368

			3,388,499

		Beverages: 0.8%
150		Adolph Coors Co.	11,351
1,500		Anheuser-Busch Cos., Inc.	76,095
440		Brown-Forman Corp.	21,419
11,620		Coca-Cola Co.	483,741
1,860		Coca-Cola Enterprises, Inc.	38,781
1,030		Pepsi Bottling Group, Inc.	27,851
10,750		PepsiCo, Inc.	561,150

			1,220,388

		Biotechnology: 0.4%
6,040	@	Amgen, Inc.	387,465
1,450	@	Biogen Idec, Inc.	96,585
1,150	@	Genzyme Corp.	66,781
1,000	@	MedImmune, Inc.	27,110
150	@	Millipore Corp.	7,472

			585,413

		Building Materials: 0.1%
1,060	@	American Standard Cos., Inc.	43,799
2,000		Masco Corp.	73,061
540		Vulcan Materials Co.	29,489

			146,349

		Chemicals: 0.6%
1,200		Air Products & Chemicals, Inc.	69,564
180		Ashland, Inc.	10,508
4,860		Dow Chemical Co.	240,619
5,050		E.I. du Pont de Nemours & Co.	247,702
250		Eastman Chemical Co.	14,433
480		Ecolab, Inc.	16,862
560		Engelhard Corp.	17,175
320		International Flavors & Fragrances, Inc.	13,709
1,340		PPG Industries, Inc.	91,334
1,830		Praxair, Inc.	80,795
1,260		Rohm & Haas Co.	55,730
830		Sherwin-Williams Co.	37,043
300		Sigma-Aldrich Corp.	18,138

			913,612

		Commercial Services: 0.3%
980	@	Apollo Group, Inc.	79,096
4,670		Cendant Corp.	109,184
430		Equifax, Inc.	12,083
1,110		H&R Block, Inc.	54,390
1,050		McKesson Corp.	33,033
640		Moody’s Corp.	55,584
1,550		Paychex, Inc.	52,824
730		R.R. Donnelley & Sons Co.	25,762
750		Robert Half Intl., Inc.	22,073

			444,029

		Computers: 1.9%
550	@	Affiliated Computer Services, Inc.	33,105
3,150	@	Apple Computer, Inc.	202,860
750	@	Computer Sciences Corp.	42,278
20,160	@	Dell, Inc.	849,542
2,200		Electronic Data Systems Corp.	50,820
12,290	@	EMC Corp.	182,752
1,520	@	Gateway, Inc.	9,135
14,270		Hewlett-Packard Co.	299,242
10,690		International Business Machines Corp.	1,053,820
640	@	Lexmark Intl., Inc.	54,400

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
320	@	NCR Corp.	$22,154
1,760	@	Network Appliance, Inc.	58,467
29,300	@	Sun Microsystems, Inc.	157,634
1,070	@	Sungard Data Systems, Inc.	30,313
1,410	@	Unisys Corp.	14,354

			3,060,876

		Cosmetics/ Personal Care: 1.1%
625		Alberto-Culver Co.	30,356
900		Avon Products, Inc.	34,830
2,370		Colgate-Palmolive Co.	121,249
8,160		Gillette Co.	365,405
2,340		Kimberly-Clark Corp.	153,995
20,460		Procter & Gamble Co.	1,126,937

			1,832,772

		Distribution/ Wholesale: 0.1%
1,450		Genuine Parts Co.	63,887
550		W.W. Grainger, Inc.	36,641

			100,528

		Diversified Financial Services: 2.5%
8,040		American Express Co.	453,214
620		Bear Stearns Cos., Inc.	63,432
1,980		Capital One Financial Corp.	166,736
1,400		CIT Group, Inc.	64,148
24,490		Citigroup, Inc.	1,179,927
2,640		Countrywide Financial Corp.	97,706
1,300	@	E*TRADE Financial Corp.	19,435
4,570		Fannie Mae	325,429
150		Federated Investors, Inc.	4,560
1,280		Franklin Resources, Inc.	89,152
3,190		Freddie Mac	235,103
2,440		Goldman Sachs Group, Inc.	253,858
800		Janus Capital Group, Inc.	13,448
1,740		Lehman Brothers Holdings, Inc.	152,215
6,430		MBNA Corp.	181,262
4,410		Merrill Lynch & Co., Inc.	263,586
5,230		Morgan Stanley	290,370
1,750	@	Providian Financial Corp.	28,823
2,200		SLM Corp.	117,458
600		T. Rowe Price Group, Inc.	37,320

			4,037,182

		Electric: 0.9%
2,980	@	AES Corp.	40,737
300		Ameren Corp.	15,042
2,090		American Electric Power Co., Inc.	71,771
1,400		CenterPoint Energy, Inc.	15,820
600		Cinergy Corp.	24,978
400	@	CMS Energy Corp.	4,180
1,250		Consolidated Edison, Inc.	54,688
740		Constellation Energy Group, Inc.	32,345
650		Dominion Resources, Inc.	44,031
600		DTE Energy Co.	25,878
7,650		Duke Energy Corp.	193,774
1,880		Edison Intl.	60,216
1,150		Entergy Corp.	77,729
3,200		Exelon Corp.	141,023
1,670		FirstEnergy Corp.	65,982
950		FPL Group, Inc.	71,013
1,990	@	PG&E Corp.	66,227
340		Pinnacle West Capital Corp.	15,099
1,260		PPL Corp.	67,133
1,250		Public Service Enterprise Group, Inc.	64,713
3,270		Southern Co.	109,610
1,050		TECO Energy, Inc.	16,107
1,790		TXU Corp.	115,562
1,680		Xcel Energy, Inc.	30,576

			1,424,234

		Electrical Components and Equipment: 0.1%
2,760		Emerson Electric Co.	193,476

			193,476

		Electronics: 0.2%
1,730	@	Agilent Technologies, Inc.	41,694
720		Applera Corp. — Applied Biosystems Group	15,055
400	@	Fisher Scientific Intl.	24,952
710	@	Jabil Circuit, Inc.	18,162
410		Parker Hannifin Corp.	31,053
430		PerkinElmer, Inc.	9,671
1,620	@	Sanmina-SCI Corp.	13,721
3,680	@	Solectron Corp.	19,614
490		Tektronix, Inc.	14,803
1,200	@	Thermo Electron Corp.	36,228
400	@	Waters Corp.	18,716

			243,669

		Engineering and Construction: 0.0%
400		Fluor Corp.	21,804

			21,804

		Entertainment: 0.0%
1,610		International Game Technology	55,352

			55,352

		Environmental Control: 0.0%
2,580		Waste Management, Inc.	77,245

			77,245

		Food: 0.5%
1,850		Albertson’s, Inc.	44,178
1,950		Campbell Soup Co.	58,286
2,220		ConAgra Foods, Inc.	65,379
1,700		General Mills, Inc.	84,507
1,550		H.J. Heinz Co.	60,435
1,300		Hershey Foods Corp.	72,202
1,840		Kellogg Co.	82,174
1,450	@	Kroger Co.	25,433
550		McCormick & Co., Inc.	21,230
2,200	@	Safeway, Inc.	43,428
3,590		Sara Lee Corp.	86,663
840		SUPERVALU, Inc.	28,997
1,820		Wm. Wrigley Jr. Co.	125,925

			798,837

		Forest Products and Paper: 0.2%
1,320		Georgia-Pacific Corp.	49,474
2,480		International Paper Co.	104,160
770		Louisiana-Pacific Corp.	20,590
1,350		MeadWestvaco Corp.	45,752
850		Plum Creek Timber Co., Inc.	32,674
250		Temple-Inland, Inc.	17,100
1,570		Weyerhaeuser Co.	105,534

			375,284

		Gas: 0.1%
680		KeySpan Corp.	26,826
1,560		Sempra Energy	57,221

			84,047

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Hand/ Machine Tools: 0.1%
650		Black & Decker Corp.	$57,414
280		Snap-On, Inc.	9,621
450		Stanley Works	22,046

			89,081

		Healthcare — Products: 1.5%
230		Bausch & Lomb, Inc.	14,826
1,110		Baxter Intl., Inc.	38,339
1,850		Becton Dickinson & Co.	105,080
1,020		Biomet, Inc.	44,258
4,350	@	Boston Scientific Corp.	154,643
430		C.R. Bard, Inc.	27,511
600		Guidant Corp.	43,260
23,720		Johnson & Johnson	1,504,321
5,780		Medtronic, Inc.	287,093
1,620	@	St. Jude Medical, Inc.	67,927
650		Stryker Corp.	31,363
1,120	@	Zimmer Holdings, Inc.	89,734

			2,408,355

		Healthcare — Services: 0.6%
1,140		Aetna, Inc.	142,215
950	@	Humana, Inc.	28,206
500	@	Laboratory Corp. Of America Holdings	24,910
300		Manor Care, Inc.	10,629
490		Quest Diagnostics, Inc.	46,820
5,190		UnitedHealth Group, Inc.	456,875
2,390	@	WellPoint, Inc.	274,850

			984,505

		Home Builders: 0.0%
410		Centex Corp.	24,428

			24,428

		Home Furnishings: 0.0%
660		Leggett & Platt, Inc.	18,764
240		Whirlpool Corp.	16,610

			35,374

		Household Products/ Wares: 0.1%
400		Avery Dennison Corp.	23,988
980		Clorox Co.	57,751
710		Fortune Brands, Inc.	54,798

			136,537

		Housewares: 0.0%
1,250		Newell Rubbermaid, Inc.	30,238

			30,238

		Insurance: 1.6%
1,400	@@	ACE Ltd.	59,850
2,570		AFLAC, Inc.	102,389
3,280		Allstate Corp.	169,642
520		AMBAC Financial Group, Inc.	42,708
12,220		American Intl. Group, Inc.	802,486
2,080		AON Corp.	49,629
1,420		Chubb Corp.	109,198
1,220		CIGNA Corp.	99,515
610		Cincinnati Financial Corp.	26,999
1,850		Hartford Financial Services Group, Inc.	128,224
450		Jefferson-Pilot Corp.	23,382
1,110		Lincoln National Corp.	51,815
1,500		Loews Corp.	105,450
970		Marsh & McLennan Cos., Inc.	31,913
490		MBIA, Inc.	31,007
3,560		MetLife, Inc.	144,216
630		MGIC Investment Corp.	43,413
1,500		Principal Financial Group	61,410
960		Progressive Corp.	81,446
4,100		Prudential Financial, Inc.	225,335
1,100		Safeco Corp.	57,464
1,300		St. Paul Travelers Cos., Inc.	48,191
390		Torchmark Corp.	22,285
1,100		UnumProvident Corp.	19,734
670	@@	XL Capital Ltd.	52,026

			2,589,727

		Internet: 0.5%
3,180	@	eBay, Inc.	369,770
4,860	@	Symantec Corp.	125,194
6,400	@	Yahoo!, Inc.	241,152

			736,116

		Iron/ Steel: 0.0%
640		Nucor Corp.	33,497
550		United States Steel Corp.	28,188

			61,685

		Leisure Time: 0.2%
370		Brunswick Corp.	18,315
3,230		Carnival Corp.	186,145
1,290		Harley-Davidson, Inc.	78,368
440		Sabre Holdings Corp.	9,750

			292,578

		Lodging: 0.1%
400		Harrah’s Entertainment, Inc.	26,756
1,250		Hilton Hotels Corp.	28,425
1,490		Marriott Intl., Inc.	93,840
930		Starwood Hotels & Resorts Worldwide, Inc.	54,312

			203,333

		Machinery — Construction and Mining: 0.0%
560		Caterpillar, Inc.	54,606

			54,606

		Machinery — Diversified: 0.1%
150		Cummins, Inc.	12,569
1,320		Deere & Co.	98,208
640		Rockwell Automation, Inc.	31,712

			142,489

		Media: 1.2%
10,750	@	Comcast Corp.	357,760
1,190		Gannett Co., Inc.	97,223
400		Knight-Ridder, Inc.	26,776
1,500		McGraw-Hill Cos., Inc.	137,310
270		Meredith Corp.	14,634
590		New York Times Co.	24,072
12,350		News Corp.	230,451
21,790	@	Time Warner, Inc.	423,598
550		Tribune Co.	23,177
8,270		Viacom, Inc.	300,945
9,680		Walt Disney Co.	269,104

			1,905,050

		Mining: 0.0%
570		Phelps Dodge Corp.	56,384

			56,384

		Miscellaneous Manufacturing: 2.0%
3,820		3M Co.	313,507
290	@@	Cooper Industries Ltd.	19,688
1,540		Danaher Corp.	88,411
750		Dover Corp.	31,455
1,560		Eastman Kodak Co.	50,310
630		Eaton Corp.	45,587
49,920		General Electric Co.	1,822,079
4,460		Honeywell Intl., Inc.	157,929

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Miscellaneous Manufacturing (continued)
1,320		Illinois Tool Works, Inc.	$122,338
880	@@	Ingersoll-Rand Co.	70,664
380		ITT Industries, Inc.	32,091
430		Pall Corp.	12,449
860		Textron, Inc.	63,468
9,420	@@	Tyco Intl., Ltd.	336,671

			3,166,647

		Office/ Business Equipment: 0.1%
990		Pitney Bowes, Inc.	45,817
6,030	@	Xerox Corp.	102,571

			148,388

		Oil and Gas: 2.7%
670		Amerada Hess Corp.	55,195
1,470		Anadarko Petroleum Corp.	95,271
1,620		Apache Corp.	81,923
2,920		Burlington Resources, Inc.	127,020
12,630		ChevronTexaco Corp.	663,201
5,250		ConocoPhillips	455,858
3,600		Devon Energy Corp.	140,112
390		EOG Resources, Inc.	27,830
38,670		Exxon Mobil Corp.	1,982,223
710		Kerr-McGee Corp.	41,031
1,510		Marathon Oil Corp.	56,791
330	@,@@	Nabors Industries, Ltd.	16,926
450	@,@@	Noble Corp.	22,383
1,990		Occidental Petroleum Corp.	116,136
390		Sunoco, Inc.	31,867
1,350	@,@@	Transocean, Inc.	57,227
1,480		Unocal Corp.	63,995
2,200		Valero Energy Corp.	99,880

			4,134,869

		Oil and Gas Services: 0.1%
1,700		Baker Hughes, Inc.	72,539
500		BJ Services Co.	23,270
1,950		Halliburton Co.	76,518

			172,327

		Packaging and Containers: 0.0%
420		Ball Corp.	18,472
460		Bemis Co.	13,381
670	@	Pactiv Corp.	16,944
310	@	Sealed Air Corp.	16,514

			65,311

		Pharmaceuticals: 1.9%
7,450		Abbott Laboratories	347,542
560		Allergan, Inc.	45,399
750		AmerisourceBergen Corp.	44,010
9,090		Bristol-Myers Squibb Co.	232,886
2,700		Cardinal Health, Inc.	157,005
3,950	@	Caremark Rx, Inc.	155,749
2,220		Eli Lilly & Co.	125,985
290	@	Express Scripts, Inc.	22,168
1,910	@	Forest Laboratories, Inc.	85,683
2,100	@	Gilead Sciences, Inc.	73,479
500	@	Hospira, Inc.	16,750
340	@	King Pharmaceuticals, Inc.	4,216
1,420	@	Medco Health Solutions, Inc.	59,072
10,430		Merck & Co., Inc.	335,220
35,440		Pfizer, Inc.	952,981
6,600		Schering-Plough Corp.	137,808
6,330		Wyeth	269,595

			3,065,548

		Pipelines: 0.0%
1,250	@	Dynegy, Inc.	5,775
2,300		El Paso Corp.	23,920
190		Kinder Morgan, Inc.	13,895
1,600		Williams Cos., Inc.	26,064

			69,654

		Real Estate Investment Trusts: 0.1%
400		Apartment Investment & Management Co.	15,416
700		Equity Office Properties Trust	20,384
600		ProLogis	25,998
880		Simon Property Group, Inc.	56,910

			118,708

		Retail: 2.6%
1,540	@	Bed Bath & Beyond, Inc.	61,338
1,410		Best Buy Co., Inc.	83,782
1,170		Circuit City Stores, Inc.	18,299
4,080		Costco Wholesale Corp.	197,513
1,800		CVS Corp.	81,126
550		Darden Restaurants, Inc.	15,257
710		Federated Department Stores, Inc.	41,031
5,580		Gap, Inc.	117,850
17,500		Home Depot, Inc.	747,949
2,400		J.C. Penney Co., Inc. Holding Co.	99,360
650	@	Kohl’s Corp.	31,961
2,370		Limited Brands, Inc.	54,557
3,630		Lowe’s Cos., Inc.	209,052
1,050		May Department Stores Co.	30,870
10,100		McDonald’s Corp.	323,805
730		Nordstrom, Inc.	34,113
1,130	@	Office Depot, Inc.	19,617
900		RadioShack Corp.	29,592
4,080		Staples, Inc.	137,537
2,530	@	Starbucks Corp.	157,771
4,250		Target Corp.	220,703
2,390		TJX Cos., Inc.	60,061
1,420	@	Toys R US, Inc.	29,067
19,940		Wal-Mart Stores, Inc.	1,053,230
4,840		Walgreen Co.	185,711
420		Wendy’s Intl., Inc.	16,489
1,480		Yum! Brands, Inc.	69,826

			4,127,467

		Savings and Loans: 0.2%
1,340		Golden West Financial Corp.	82,303
1,150		Sovereign Bancorp, Inc.	25,933
4,490		Washington Mutual, Inc.	189,837

			298,073

		Semiconductors: 0.8%
650	@	Advanced Micro Devices, Inc.	14,313
1,260	@	Altera Corp.	26,082
1,850		Analog Devices, Inc.	68,302
8,660	@	Applied Materials, Inc.	148,086
1,800	@	Freescale Semiconductor Inc.	33,048
30,210		Intel Corp.	706,612
800	@	KLA-Tencor Corp.	37,264
1,330		Linear Technology Corp.	51,551
470		Maxim Integrated Products, Inc.	19,923
1,340		National Semiconductor Corp.	24,053
450	@	Qlogic Corp.	16,529
3,220		Texas Instruments, Inc.	79,276

			1,225,039

		Software: 1.7%
1,230		Adobe Systems, Inc.	77,170
1,480		Autodesk, Inc.	56,166
2,630		Automatic Data Processing, Inc.	116,641
1,250	@	BMC Software, Inc.	23,250

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 2
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Software (continued)
650	@	Citrix Systems, Inc.	$15,945
3,040		Computer Associates Intl., Inc.	94,422
2,290	@	Compuware Corp.	14,816
590	@	Electronic Arts, Inc.	36,391
3,888		First Data Corp.	165,396
750	@	Fiserv, Inc.	30,143
1,270		IMS Health, Inc.	29,477
770	@	Intuit, Inc.	33,888
51,160		Microsoft Corp.	1,366,483
1,100	@	Novell, Inc.	7,425
42,080	@	Oracle Corp.	577,337
1,860	@	PeopleSoft, Inc.	49,253
2,700	@	Siebel Systems, Inc.	28,350
1,580	@	Veritas Software Corp.	45,109

			2,767,662

		Telecommunications: 2.0%
2,120		Alltel Corp.	124,571
1,540		AT&T Corp.	29,352
1,580	@	Avaya, Inc.	27,176
8,540		BellSouth Corp.	237,327
560		CenturyTel, Inc.	19,863
30,860	@	Cisco Systems, Inc.	595,598
950		Citizens Communications Co.	13,101
920	@	Comverse Technology, Inc.	22,494
2,540	@	Corning, Inc.	29,896
21,200	@	Lucent Technologies, Inc.	79,712
11,060		Motorola, Inc.	190,232
5,700	@	Nextel Communications, Inc.	171,000
7,830		QUALCOMM, Inc.	331,992
6,500	@	Qwest Communications Intl., Inc.	28,860
15,860		SBC Communications, Inc.	408,712
910		Scientific-Atlanta, Inc.	30,039
7,500		Sprint Corp.	186,375
1,350	@	Tellabs, Inc.	11,597
17,700		Verizon Communications, Inc.	717,027

			3,254,924

		Textiles: 0.0%
690		Cintas Corp.	30,263

			30,263

		Toys/ Games/ Hobbies: 0.0%
930		Hasbro, Inc.	18,023
1,400		Mattel, Inc.	27,286

			45,309

		Transportation: 0.6%
2,450		Burlington Northern Santa Fe Corp.	115,910
950		CSX Corp.	38,076
2,400		FedEx Corp.	236,376
2,450		Norfolk Southern Corp.	88,666
220		Ryder System, Inc.	10,509
5,380		United Parcel Service, Inc.	459,774

			949,311

		Total Common Stock (Cost $51,560,675)	55,465,257

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 59.5%
	Federal Home Loan Mortgage Corporation: 29.3%
$55,000,000	4.040%, due 03/15/09	$46,924,790

		46,924,790

	Federal National Mortgage Association: 30.2%
56,000,000	3.880%, due 12/15/08	48,171,368

		48,171,368

	Total U.S. Government Agency Obligations (Cost $96,061,029)	95,096,158

U.S. TREASURY OBLIGATIONS: 5.3%
	U.S. Treasury STRIP: 5.3%
9,754,000	3.480%, due 11/15/08	8,542,339

	Total U.S. Treasury Obligations (Cost $8,657,058)	8,542,339

	Total Long-Term Investments (Cost $156,278,762)	159,103,754

SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreement: 0.7%
1,147,000	Morgan Stanley Repurchase Agreement dated 12/31/04, 2.200%, due 01/03/05, $1,147,210 to be received upon repurchase (Collateralized by $1,145,000 Federal Home Loan Mortgage Company, 2.200%, Market Value plus accrued interest $1,182,637, due 10/03/05)	1,147,000

	Total Short-Term Investments (Cost $1,147,000)	1,147,000

Total Investments In Securities (Cost $157,425,762)*	100.1%	$160,250,754
Other Assets and Liabilities-Net	(0.1)	(115,648)

Net Assets	100.0%	$160,135,106

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $158,704,809. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,339,062
Gross Unrealized Depreciation	(1,793,117)

Net Unrealized Appreciation	$1,545,945

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 36.6%
		Advertising: 0.1%
3,500	@	Interpublic Group of Cos., Inc.	$46,900
1,510		Omnicom Group, Inc.	127,323

			174,223

		Aerospace/Defense: 0.8%
11,580		Boeing Co.	599,496
2,750		General Dynamics Corp.	287,650
790		Goodrich Corp.	25,786
850		L-3 Communications Holdings, Inc.	62,254
4,850		Lockheed Martin Corp.	269,418
2,600		Northrop Grumman Corp.	141,336
6,250		Raytheon Co.	242,688
1,540		Rockwell Collins, Inc.	60,738
4,080		United Technologies Corp.	421,667

			2,111,033

		Agriculture: 0.6%
16,480		Altria Group, Inc.	1,006,927
4,660		Archer-Daniels-Midland Co.	103,965
2,220		Monsanto Co.	123,321
1,180		Reynolds American, Inc.	92,748
2,350		UST, Inc.	113,059

			1,440,020

		Apparel: 0.2%
1,950	@	Coach, Inc.	109,980
1,120		Jones Apparel Group, Inc.	40,958
1,010		Liz Claiborne, Inc.	42,632
3,640		Nike, Inc.	330,112
460		Reebok Intl., Ltd.	20,240
1,400		VF Corp.	77,532

			621,454

		Auto Manufacturers: 0.3%
24,550		Ford Motor Co.	359,411
4,580		General Motors Corp.	183,475
2,220		PACCAR, Inc.	178,666

			721,552

		Auto Parts and Equipment: 0.0%
1,750	@	Goodyear Tire & Rubber Co.	25,655
1,430		Johnson Controls, Inc.	90,719

			116,374

		Banks: 2.2%
2,130		AmSouth Bancorp	55,167
31,788		Bank of America Corp.	1,493,718
4,500		BB&T Corp.	189,225
1,810		Comerica, Inc.	110,446
900		Compass Bancshares, Inc.	43,803
1,650		Fifth Third Bancorp	78,012
830		First Horizon National Corp.	35,781
1,210		Huntington Bancshares, Inc.	29,984
3,900		KeyCorp	132,210
850		M & T Bank Corp.	91,664
1,880		Marshall & Ilsley Corp.	83,096
2,870		Mellon Financial Corp.	89,286
7,310		National City Corp.	274,491
3,655		North Fork Bancorp, Inc.	105,447
1,300		Northern Trust Corp.	63,154
900		PNC Financial Services Group, Inc.	51,696
3,226		Regions Financial Corp.	114,813
2,550		State Street Corp.	125,256
2,930		SunTrust Banks, Inc.	216,468
850		Synovus Financial Corp.	24,293
6,160		The Bank of New York Co., Inc.	205,867
15,010		U.S. Bancorp	470,113
12,628		Wachovia Corp.	664,233
13,540		Wells Fargo & Co.	841,511
500		Zions Bancorporation	34,015

			5,623,749

		Beverages: 0.8%
250		Adolph Coors Co.	18,918
2,530		Anheuser-Busch Cos., Inc.	128,347
760		Brown-Forman Corp.	36,997
19,420		Coca-Cola Co.	808,455
3,810		Coca-Cola Enterprises, Inc.	79,439
1,780		Pepsi Bottling Group, Inc.	48,131
17,990		PepsiCo, Inc.	939,077

			2,059,364

		Biotechnology: 0.4%
10,200	@	Amgen, Inc.	654,329
2,760	@	Biogen Idec, Inc.	183,844
1,650	@	Genzyme Corp.	95,816
1,700	@	MedImmune, Inc.	46,087
250	@	Millipore Corp.	12,453

			992,529

		Building Materials: 0.1%
1,760	@	American Standard Cos., Inc.	72,723
3,370		Masco Corp.	123,106
700		Vulcan Materials Co.	38,227

			234,056

		Chemicals: 0.6%
1,650		Air Products & Chemicals, Inc.	95,651
590		Ashland, Inc.	34,444
7,830		Dow Chemical Co.	387,663
8,300		E.I. du Pont de Nemours & Co.	407,115
900		Eastman Chemical Co.	51,957
780		Ecolab, Inc.	27,401
1,150		Engelhard Corp.	35,271
650	@	Hercules, Inc.	9,653
730		International Flavors & Fragrances, Inc.	31,273
2,520		PPG Industries, Inc.	171,763
2,630		Praxair, Inc.	116,115
1,510		Rohm & Haas Co.	66,787
2,000		Sherwin-Williams Co.	89,260
400		Sigma-Aldrich Corp.	24,184

			1,548,537

		Commercial Services: 0.3%
1,540	@	Apollo Group, Inc.	124,293
7,710		Cendant Corp.	180,260
880		Equifax, Inc.	24,728
2,190		H&R Block, Inc.	107,310
1,750		McKesson Corp.	55,055
1,100		Moody’s Corp.	95,535
2,710		Paychex, Inc.	92,357
1,800		R.R. Donnelley & Sons Co.	63,522
890		Robert Half Intl., Inc.	26,193

			769,253

		Computers: 2.0%
950	@	Affiliated Computer Services, Inc.	57,181
5,340	@	Apple Computer, Inc.	343,896
1,600	@	Computer Sciences Corp.	90,192
33,920	@	Dell, Inc.	1,429,389
3,800		Electronic Data Systems Corp.	87,780
19,590	@	EMC Corp.	291,303
1,700	@	Gateway, Inc.	10,217

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
24,230		Hewlett-Packard Co.	$508,103
17,670		International Business Machines Corp.	1,741,908
920	@	Lexmark Intl., Inc.	78,200
550	@	NCR Corp.	38,077
2,760	@	Network Appliance, Inc.	91,687
46,600	@	Sun Microsystems, Inc.	250,708
1,770	@	Sungard Data Systems, Inc.	50,144
2,670	@	Unisys Corp.	27,181

			5,095,966

		Cosmetics/Personal Care: 1.2%
830		Alberto-Culver Co.	40,313
1,500		Avon Products, Inc.	58,050
3,930		Colgate-Palmolive Co.	201,059
13,660		Gillette Co.	611,695
3,900		Kimberly-Clark Corp.	256,659
34,260		Procter & Gamble Co.	1,887,041

			3,054,817

		Distribution/Wholesale: 0.1%
1,900		Genuine Parts Co.	83,714
900		W.W. Grainger, Inc.	59,958

			143,672

		Diversified Financial Services: 2.7%
13,440		American Express Co.	757,612
1,080		Bear Stearns Cos., Inc.	110,495
3,280		Capital One Financial Corp.	276,209
2,800		CIT Group, Inc.	128,296
41,490		Citigroup, Inc.	1,998,987
4,460		Countrywide Financial Corp.	165,065
2,150	@	E*TRADE Financial Corp.	32,143
7,790		Fannie Mae	554,725
260		Federated Investors, Inc.	7,904
2,020		Franklin Resources, Inc.	140,693
5,540		Freddie Mac	408,298
3,910		Goldman Sachs Group, Inc.	406,796
1,850		Janus Capital Group, Inc.	31,099
2,870		Lehman Brothers Holdings, Inc.	251,068
10,120		MBNA Corp.	285,283
7,480		Merrill Lynch & Co., Inc.	447,080
8,790		Morgan Stanley	488,020
2,970	@	Providian Financial Corp.	48,916
3,150		SLM Corp.	168,179
1,000		T. Rowe Price Group, Inc.	62,200

			6,769,068

		Electric: 0.9%
6,830	@	AES Corp.	93,366
450		Ameren Corp.	22,563
2,880		American Electric Power Co., Inc.	98,899
2,350		CenterPoint Energy, Inc.	26,555
600		Cinergy Corp.	24,978
1,850		Consolidated Edison, Inc.	80,938
1,930		Constellation Energy Group, Inc.	84,360
1,050		Dominion Resources, Inc.	71,127
1,050		DTE Energy Co.	45,287
12,750		Duke Energy Corp.	322,957
3,090		Edison Intl.	98,973
1,600		Entergy Corp.	108,144
5,310		Exelon Corp.	234,011
2,680		FirstEnergy Corp.	105,887
1,320		FPL Group, Inc.	98,670
2,770	@	PG&E Corp.	92,186
730		Pinnacle West Capital Corp.	32,419
2,080		PPL Corp.	110,822
1,700		Public Service Enterprise Group, Inc.	88,009
5,380		Southern Co.	180,338
1,500		TECO Energy, Inc.	23,010
3,400		TXU Corp.	219,504
3,420		Xcel Energy, Inc.	62,244

			2,325,247

		Electrical Components and Equipment: 0.1%
4,560		Emerson Electric Co.	319,656

			319,656

		Electronics: 0.2%
2,970	@	Agilent Technologies, Inc.	71,578
1,720		Applera Corp. — Applied Biosystems Group	35,965
700	@	Fisher Scientific Intl.	43,666
1,780	@	Jabil Circuit, Inc.	45,532
910		Parker Hannifin Corp.	68,924
960		PerkinElmer, Inc.	21,590
2,760	@	Sanmina-SCI Corp.	23,377
2,210	@	Solectron Corp.	11,779
650		Tektronix, Inc.	19,637
1,960	@	Thermo Electron Corp.	59,172
700	@	Waters Corp.	32,753

			433,973

		Engineering and Construction: 0.0%
700		Fluor Corp.	38,157

			38,157

		Entertainment: 0.0%
2,750		International Game Technology	94,545

			94,545

		Environmental Control: 0.1%
4,800		Waste Management, Inc.	143,712

			143,712

		Food: 0.5%
2,700		Albertson’s, Inc.	64,476
3,350		Campbell Soup Co.	100,132
3,820		ConAgra Foods, Inc.	112,499
2,800		General Mills, Inc.	139,188
2,820		H.J. Heinz Co.	109,952
2,000		Hershey Foods Corp.	111,080
3,020		Kellogg Co.	134,873
1,650	@	Kroger Co.	28,941
900		McCormick & Co., Inc.	34,740
3,650	@	Safeway, Inc.	72,051
5,680		Sara Lee Corp.	137,115
1,890		SUPERVALU, Inc.	65,243
3,040		Wm. Wrigley Jr. Co.	210,337

			1,320,627

		Forest Products and Paper: 0.3%
2,230		Georgia-Pacific Corp.	83,580
3,860		International Paper Co.	162,120
1,770		Louisiana-Pacific Corp.	47,330
2,250		MeadWestvaco Corp.	76,253
1,400		Plum Creek Timber Co., Inc.	53,816
450		Temple-Inland, Inc.	30,780
2,790		Weyerhaeuser Co.	187,544

			641,423

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Gas: 0.1%
950		KeySpan Corp.	$37,478
450		Nicor, Inc.	16,623
2,230		Sempra Energy	81,796

			135,897

		Hand/Machine Tools: 0.1%
1,080		Black & Decker Corp.	95,397
590		Snap-On, Inc.	20,272
670		Stanley Works	32,823

			148,492

		Healthcare — Products: 1.6%
470		Bausch & Lomb, Inc.	30,296
1,890		Baxter Intl., Inc.	65,281
3,380		Becton Dickinson & Co.	191,984
1,770		Biomet, Inc.	76,800
6,730	@	Boston Scientific Corp.	239,252
980		C.R. Bard, Inc.	62,700
980		Guidant Corp.	70,658
39,810		Johnson & Johnson	2,524,749
9,750		Medtronic, Inc.	484,283
2,600	@	St. Jude Medical, Inc.	109,018
1,150		Stryker Corp.	55,488
1,730	@	Zimmer Holdings, Inc.	138,608

			4,049,117

		Healthcare — Services: 0.7%
2,030		Aetna, Inc.	253,243
1,600	@	Humana, Inc.	47,504
800	@	Laboratory Corp. Of America Holdings	39,856
560		Manor Care, Inc.	19,841
860		Quest Diagnostics, Inc.	82,173
8,970		UnitedHealth Group, Inc.	789,628
3,770	@	WellPoint, Inc.	433,550

			1,665,795

		Home Builders: 0.0%
680		Centex Corp.	40,514

			40,514

		Home Furnishings: 0.0%
1,570		Leggett & Platt, Inc.	44,635
390		Whirlpool Corp.	26,992

			71,627

		Household Products/Wares: 0.1%
700		Avery Dennison Corp.	41,979
2,110		Clorox Co.	124,342
1,100		Fortune Brands, Inc.	84,898

			251,219

		Housewares: 0.0%
2,100		Newell Rubbermaid, Inc.	50,799

			50,799

		Insurance: 1.7%
2,140	@@	ACE Ltd.	91,485
4,170		AFLAC, Inc.	166,133
5,530		Allstate Corp.	286,012
640		AMBAC Financial Group, Inc.	52,563
20,490		American Intl. Group, Inc.	1,345,577
2,950		AON Corp.	70,387
2,340		Chubb Corp.	179,946
1,660		CIGNA Corp.	135,406
1,025		Cincinnati Financial Corp.	45,367
3,100		Hartford Financial Services Group, Inc.	214,861
780		Jefferson-Pilot Corp.	40,529
1,310		Lincoln National Corp.	61,151
2,550		Loews Corp.	179,265
1,680		Marsh & McLennan Cos., Inc.	55,272
880		MBIA, Inc.	55,686
5,940		MetLife, Inc.	240,629
880		MGIC Investment Corp.	60,641
2,540		Principal Financial Group	103,988
1,570		Progressive Corp.	133,199
7,150		Prudential Financial, Inc.	392,964
1,800		Safeco Corp.	94,032
2,200		St. Paul Travelers Cos., Inc.	81,554
680		Torchmark Corp.	38,855
1,900		UnumProvident Corp.	34,086
1,030	@@	XL Capital Ltd.	79,980

			4,239,568

		Internet: 0.5%
5,300	@	eBay, Inc.	616,284
8,730	@	Symantec Corp.	224,885
10,950	@	Yahoo!, Inc.	412,596

			1,253,765

		Iron/Steel: 0.1%
1,420		Nucor Corp.	74,323
1,060		United States Steel Corp.	54,325

			128,648

		Leisure Time: 0.2%
740		Brunswick Corp.	36,630
5,100		Carnival Corp.	293,913
2,450		Harley-Davidson, Inc.	148,838
1,300		Sabre Holdings Corp.	28,808

			508,189

		Lodging: 0.1%
670		Harrah’s Entertainment, Inc.	44,816
2,990		Hilton Hotels Corp.	67,993
2,500		Marriott Intl., Inc.	157,450
1,670		Starwood Hotels & Resorts Worldwide, Inc.	97,528

			367,787

		Machinery — Construction and Mining: 0.0%
1,000		Caterpillar, Inc.	97,510

			97,510

		Machinery — Diversified: 0.1%
550		Cummins, Inc.	46,085
1,960		Deere & Co.	145,823
1,530		Rockwell Automation, Inc.	75,812

			267,720

		Media: 1.3%
17,900	@	Comcast Corp.	595,712
1,940		Gannett Co., Inc.	158,498
550		Knight-Ridder, Inc.	36,817
2,530		McGraw-Hill Cos., Inc.	231,596
370		Meredith Corp.	20,054
830		New York Times Co.	33,864
20,700		News Corp.	386,262
36,540	@	Time Warner, Inc.	710,338
950		Tribune Co.	40,033
13,910		Viacom, Inc.	506,185
16,340		Walt Disney Co.	454,252

			3,173,611

		Mining: 0.0%
1,070		Phelps Dodge Corp.	105,844

			105,844

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Miscellaneous Manufacturing: 2.1%
6,270		3M Co.	$514,579
540	@@	Cooper Industries Ltd.	36,661
2,420		Danaher Corp.	138,932
1,260		Dover Corp.	52,844
2,940		Eastman Kodak Co.	94,815
1,180		Eaton Corp.	85,385
83,520		General Electric Co.	3,048,479
6,830		Honeywell Intl., Inc.	241,850
2,410		Illinois Tool Works, Inc.	223,359
1,380	@@	Ingersoll-Rand Co.	110,814
530		ITT Industries, Inc.	44,759
1,210		Pall Corp.	35,030
1,490		Textron, Inc.	109,962
16,000	@@	Tyco Intl., Ltd.	571,840

			5,309,309

		Office/Business Equipment: 0.1%
1,810		Pitney Bowes, Inc.	83,767
10,070	@	Xerox Corp.	171,291

			255,058

		Oil and Gas: 2.7%
1,170		Amerada Hess Corp.	96,385
2,580		Anadarko Petroleum Corp.	167,210
2,540		Apache Corp.	128,448
5,290		Burlington Resources, Inc.	230,114
21,180		ChevronTexaco Corp.	1,112,161
8,750		ConocoPhillips	759,762
6,610		Devon Energy Corp.	257,260
960		EOG Resources, Inc.	68,506
64,650		Exxon Mobil Corp.	3,313,958
920		Kerr-McGee Corp.	53,167
2,460		Marathon Oil Corp.	92,521
510	@,@@	Nabors Industries, Ltd.	26,158
1,100	@,@@	Noble Corp.	54,714
3,110		Occidental Petroleum Corp.	181,500
900		Sunoco, Inc.	73,539
2,450	@,@@	Transocean, Inc.	103,856
1,940		Unocal Corp.	83,886
2,950		Valero Energy Corp.	133,930

			6,937,075

		Oil and Gas Services: 0.1%
2,700		Baker Hughes, Inc.	115,209
1,280		BJ Services Co.	59,571
2,850		Halliburton Co.	111,834

			286,614

		Packaging and Containers: 0.0%
740		Ball Corp.	32,545
450		Bemis Co.	13,091
1,350	@	Pactiv Corp.	34,141
480	@	Sealed Air Corp.	25,570

			105,347

		Pharmaceuticals: 2.0%
12,500		Abbott Laboratories	583,124
970		Allergan, Inc.	78,638
1,050		AmerisourceBergen Corp.	61,614
15,720		Bristol-Myers Squibb Co.	402,746
4,550		Cardinal Health, Inc.	264,583
6,200	@	Caremark Rx, Inc.	244,466
3,590		Eli Lilly & Co.	203,733
470	@	Express Scripts, Inc.	35,927
2,950	@	Forest Laboratories, Inc.	132,337
3,350	@	Gilead Sciences, Inc.	117,217
850	@	Hospira, Inc.	28,475
1,450	@	King Pharmaceuticals, Inc.	17,980
1,950	@	Medco Health Solutions, Inc.	81,120
17,940		Merck & Co., Inc.	576,592
59,130		Pfizer, Inc.	1,590,005
12,050		Schering-Plough Corp.	251,604
10,680		Wyeth	454,861

			5,125,022

		Pipelines: 0.1%
2,050	@	Dynegy, Inc.	9,471
3,950		El Paso Corp.	41,080
310		Kinder Morgan, Inc.	22,670
4,270		Williams Cos., Inc.	69,559

			142,780

		Real Estate Investment Trusts: 0.1%
700		Apartment Investment & Management Co.	26,978
1,200		Equity Office Properties Trust	34,944
1,500		ProLogis	64,995
1,820		Simon Property Group, Inc.	117,699

			244,616

		Retail: 2.8%
2,390	@	Bed Bath & Beyond, Inc.	95,194
2,630		Best Buy Co., Inc.	156,275
1,950		Circuit City Stores, Inc.	30,498
6,380		Costco Wholesale Corp.	308,856
2,950		CVS Corp.	132,957
1,520		Darden Restaurants, Inc.	42,165
1,250		Federated Department Stores, Inc.	72,238
9,370		Gap, Inc.	197,894
29,960		Home Depot, Inc.	1,280,489
3,550		J.C. Penney Co., Inc. Holding Co.	146,970
1,100	@	Kohl’s Corp.	54,087
4,530		Limited Brands, Inc.	104,281
6,290		Lowe’s Cos., Inc.	362,241
2,460		May Department Stores Co.	72,324
16,930		McDonald’s Corp.	542,776
1,300		Nordstrom, Inc.	60,749
2,220	@	Office Depot, Inc.	38,539
1,470		RadioShack Corp.	48,334
6,820		Staples, Inc.	229,902
4,390	@	Starbucks Corp.	273,760
7,160		Target Corp.	371,819
4,020		TJX Cos., Inc.	101,023
2,430	@	Toys R US, Inc.	49,742
33,370		Wal-Mart Stores, Inc.	1,762,602
8,140		Walgreen Co.	312,332
1,200		Wendy’s Intl., Inc.	47,112
2,280		Yum! Brands, Inc.	107,570

			7,002,729

		Savings and Loans: 0.2%
2,460		Golden West Financial Corp.	151,093
1,950		Sovereign Bancorp, Inc.	43,973
7,060		Washington Mutual, Inc.	298,497

			493,563

		Semiconductors: 0.8%
950	@	Advanced Micro Devices, Inc.	20,919
2,590	@	Altera Corp.	53,613
3,070		Analog Devices, Inc.	113,344
13,510	@	Applied Materials, Inc.	231,021
3,408	@	Freescale Semiconductor Inc.	62,571
49,790		Intel Corp.	1,164,587
1,130	@	KLA-Tencor Corp.	52,635
2,280		Linear Technology Corp.	88,373
790		Maxim Integrated Products, Inc.	33,488
2,150		National Semiconductor Corp.	38,593

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 3
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Semiconductors (continued)
650	@	Qlogic Corp.	$23,875
5,430		Texas Instruments, Inc.	133,687

			2,016,706

		Software: 1.8%
1,700		Adobe Systems, Inc.	106,658
2,300		Autodesk, Inc.	87,285
4,210		Automatic Data Processing, Inc.	186,714
3,220	@	BMC Software, Inc.	59,892
1,140	@	Citrix Systems, Inc.	27,964
4,040		Computer Associates Intl., Inc.	125,482
3,770	@	Compuware Corp.	24,392
870	@	Electronic Arts, Inc.	53,662
6,840		First Data Corp.	290,974
1,210	@	Fiserv, Inc.	48,630
2,160		IMS Health, Inc.	50,134
1,080	@	Intuit, Inc.	47,531
85,820		Microsoft Corp.	2,292,251
1,850	@	Novell, Inc.	12,488
70,240	@	Oracle Corp.	963,692
3,010	@	PeopleSoft, Inc.	79,705
5,760	@	Siebel Systems, Inc.	60,480
2,660	@	Veritas Software Corp.	75,943

			4,593,877

		Telecommunications: 2.1%
3,050		Alltel Corp.	179,218
2,180		AT&T Corp.	41,551
2,700	@	Avaya, Inc.	46,440
14,670		BellSouth Corp.	407,679
760		CenturyTel, Inc.	26,957
51,640	@	Cisco Systems, Inc.	996,652
2,250		Citizens Communications Co.	31,028
1,520	@	Comverse Technology, Inc.	37,164
4,220	@	Corning, Inc.	49,669
35,550	@	Lucent Technologies, Inc.	133,668
18,490		Motorola, Inc.	318,028
9,020	@	Nextel Communications, Inc.	270,600
12,990		QUALCOMM, Inc.	550,776
10,950	@	Qwest Communications Intl., Inc.	48,618
26,470		SBC Communications, Inc.	682,132
840		Scientific-Atlanta, Inc.	27,728
11,750		Sprint Corp.	291,988
2,240	@	Tellabs, Inc.	19,242
29,800		Verizon Communications, Inc.	1,207,198

			5,366,336

		Textiles: 0.0%
1,020		Cintas Corp.	44,737

			44,737

		Toys/Games/Hobbies: 0.0%
1,340		Hasbro, Inc.	25,969
2,400		Mattel, Inc.	46,776

			72,745

		Transportation: 0.6%
3,870		Burlington Northern Santa Fe Corp.	183,090
1,650		CSX Corp.	66,132
4,000		FedEx Corp.	393,960
4,070		Norfolk Southern Corp.	147,293
500		Ryder System, Inc.	23,885
9,050		United Parcel Service, Inc.	773,413

			1,587,773

		Total Common Stock (Cost $86,725,598)	92,933,396

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.0%
	Federal Home Loan Mortgage Corporation: 34.6%
$100,000,000	3.850%, due 03/15/09	$85,317,800
2,875,000	4.040%, due 03/15/09	2,452,887

		87,770,687

	Federal National Mortgage Association: 22.4%
65,600,000	4.000%, due 06/15/09	55,073,759
2,091,000	4.020%, due 06/15/09	1,754,512

		56,828,271

	Total U.S. Government Agency Obligations (Cost $149,789,877)	144,598,958

U.S. TREASURY OBLIGATIONS: 5.7%
	U.S. Treasury STRIP: 5.7%
16,639,000	3.530%, due 02/15/09	14,418,442

	Total U.S. Treasury Obligations (Cost $14,591,778)	14,418,442

	Total Long-Term Investments (Cost $251,107,253)	251,950,796

SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreement: 0.8%
2,020,000	Morgan Stanley Repurchase Agreement dated 12/31/04, 2.200%, due 01/03/05, $2,020,370 to be received upon repurchase (Collateralized by $2,060,000 Federal Home Loan Mortgage Corporation, 6.050%, Market Value plus accrued interest $2,084,591, due 05/03/19)	2,020,000

	Total Short-Term Investments (Cost $2,020,000)	2,020,000

Total Investments In Securities (Cost $253,127,253)*	100.1%	$253,970,796
Other Assets and Liabilities-Net	(0.1)	(136,274)

Net Assets	100.0%	$253,834,522

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $255,395,067. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,114,600
Gross Unrealized Depreciation	(6,538,871)

Net Unrealized Depreciation	$(1,424,271)

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 42.8%
		Advertising: 0.1%
1,450	@	Interpublic Group of Cos., Inc.	$19,430
550		Omnicom Group, Inc.	46,376

			65,806

		Aerospace/Defense: 1.0%
4,650		Boeing Co.	240,730
1,150		General Dynamics Corp.	120,290
350		Goodrich Corp.	11,424
350		L-3 Communications Holdings, Inc.	25,634
1,950		Lockheed Martin Corp.	108,323
1,200		Northrop Grumman Corp.	65,232
2,700		Raytheon Co.	104,841
600		Rockwell Collins, Inc.	23,664
1,750		United Technologies Corp.	180,863

			881,001

		Agriculture: 0.7%
6,750		Altria Group, Inc.	412,425
2,050		Archer-Daniels-Midland Co.	45,736
1,000		Monsanto Co.	55,550
500		Reynolds American, Inc.	39,300
800		UST, Inc.	38,488

			591,499

		Apparel: 0.3%
850	@	Coach, Inc.	47,940
350		Jones Apparel Group, Inc.	12,800
400		Liz Claiborne, Inc.	16,884
1,550		Nike, Inc.	140,569
200		Reebok Intl., Ltd.	8,800
600		VF Corp.	33,228

			260,221

		Auto Manufacturers: 0.3%
10,600		Ford Motor Co.	155,184
1,900		General Motors Corp.	76,114
850		PACCAR, Inc.	68,408

			299,706

		Auto Parts and Equipment: 0.0%
650		Johnson Controls, Inc.	41,236

			41,236

		Banks: 2.6%
1,150		AmSouth Bancorp	29,785
13,400		Bank of America Corp.	629,665
1,650		BB&T Corp.	69,383
750		Comerica, Inc.	45,765
400		Compass Bancshares, Inc.	19,468
650		Fifth Third Bancorp	30,732
350		First Horizon National Corp.	15,089
900		Huntington Bancshares, Inc.	22,302
1,650		KeyCorp	55,935
350		M & T Bank Corp.	37,744
700		Marshall & Ilsley Corp.	30,940
1,450		Mellon Financial Corp.	45,110
3,100		National City Corp.	116,405
1,475		North Fork Bancorp, Inc.	42,554
750		Northern Trust Corp.	36,435
350		PNC Financial Services Group, Inc.	20,104
1,511		Regions Financial Corp.	53,776
1,050		State Street Corp.	51,576
1,250		SunTrust Banks, Inc.	92,350
350		Synovus Financial Corp.	10,003
2,500		The Bank of New York Co., Inc.	83,550
6,400		U.S. Bancorp	200,448
5,201		Wachovia Corp.	273,572
5,550		Wells Fargo & Co.	344,932
300		Zions Bancorporation	20,409

			2,378,032

		Beverages: 1.0%
150		Adolph Coors Co.	11,351
1,050		Anheuser-Busch Cos., Inc.	53,267
500		Brown-Forman Corp.	24,340
7,950		Coca-Cola Co.	330,959
1,600		Coca-Cola Enterprises, Inc.	33,360
1,100		Pepsi Bottling Group, Inc.	29,744
7,400		PepsiCo, Inc.	386,279

			869,300

		Biotechnology: 0.4%
4,150	@	Amgen, Inc.	266,222
1,050	@	Biogen Idec, Inc.	69,941
800	@	Genzyme Corp.	46,456
650	@	MedImmune, Inc.	17,622
100	@	Millipore Corp.	4,981

			405,222

		Building Materials: 0.1%
650	@	American Standard Cos., Inc.	26,858
1,600		Masco Corp.	58,448
300		Vulcan Materials Co.	16,383

			101,689

		Chemicals: 0.7%
750		Air Products & Chemicals, Inc.	43,478
300		Ashland, Inc.	17,514
3,450		Dow Chemical Co.	170,809
3,450		E.I. du Pont de Nemours & Co.	169,222
200		Eastman Chemical Co.	11,546
300		Ecolab, Inc.	10,539
550		Engelhard Corp.	16,869
400		International Flavors & Fragrances, Inc.	17,136
900		PPG Industries, Inc.	61,344
1,100		Praxair, Inc.	48,565
650		Rohm & Haas Co.	28,750
600		Sherwin-Williams Co.	26,778
300		Sigma-Aldrich Corp.	18,138

			640,688

		Commercial Services: 0.4%
600	@	Apollo Group, Inc.	48,426
3,050		Cendant Corp.	71,308
400		Equifax, Inc.	11,240
800		H&R Block, Inc.	39,200
1,050		McKesson Corp.	33,033
450		Moody’s Corp.	39,083
1,050		Paychex, Inc.	35,784
550		R.R. Donnelley & Sons Co.	19,410
700		Robert Half Intl., Inc.	20,601

			318,085

		Computers: 2.3%
450	@	Affiliated Computer Services, Inc.	27,086
2,100	@	Apple Computer, Inc.	135,240
550	@	Computer Sciences Corp.	31,004
13,800	@	Dell, Inc.	581,531
1,500		Electronic Data Systems Corp.	34,650
7,300	@	EMC Corp.	108,551
1,600	@	Gateway, Inc.	9,616
9,750		Hewlett-Packard Co.	204,457
7,300		International Business Machines Corp.	719,633
450	@	Lexmark Intl., Inc.	38,250
350	@	NCR Corp.	24,231
1,050	@	Network Appliance, Inc.	34,881

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
19,950	@	Sun Microsystems, Inc.	$107,331
1,200	@	Sungard Data Systems, Inc.	33,996
1,300	@	Unisys Corp.	13,234

			2,103,691

		Cosmetics/ Personal Care: 1.4%
300		Alberto-Culver Co.	14,571
600		Avon Products, Inc.	23,220
1,850		Colgate-Palmolive Co.	94,646
5,550		Gillette Co.	248,529
1,600		Kimberly-Clark Corp.	105,296
14,100		Procter & Gamble Co.	776,628

			1,262,890

		Distribution/ Wholesale: 0.1%
1,000		Genuine Parts Co.	44,060
350		W.W. Grainger, Inc.	23,317

			67,377

		Diversified Financial Services: 3.2%
5,550		American Express Co.	312,853
400		Bear Stearns Cos., Inc.	40,924
1,350		Capital One Financial Corp.	113,684
1,150		CIT Group, Inc.	52,693
16,750		Citigroup, Inc.	807,014
1,800		Countrywide Financial Corp.	66,618
1,900	@	E*TRADE Financial Corp.	28,405
3,100		Fannie Mae	220,750
150		Federated Investors, Inc.	4,560
700		Franklin Resources, Inc.	48,755
2,350		Freddie Mac	173,195
1,650		Goldman Sachs Group, Inc.	171,666
300		Janus Capital Group, Inc.	5,043
1,200		Lehman Brothers Holdings, Inc.	104,976
4,350		MBNA Corp.	122,627
3,000		Merrill Lynch & Co., Inc.	179,310
3,550		Morgan Stanley	197,096
1,100	@	Providian Financial Corp.	18,117
1,450		SLM Corp.	77,416
400		T. Rowe Price Group, Inc.	24,880

			2,770,582

		Electric: 1.1%
2,050	@	AES Corp.	28,024
250		Ameren Corp.	12,535
1,350		American Electric Power Co., Inc.	46,359
1,000		CenterPoint Energy, Inc.	11,300
550		Cinergy Corp.	22,897
800		Consolidated Edison, Inc.	35,000
700		Constellation Energy Group, Inc.	30,597
450		Dominion Resources, Inc.	30,483
500		DTE Energy Co.	21,565
5,250		Duke Energy Corp.	132,982
1,400		Edison Intl.	44,842
750		Entergy Corp.	50,693
2,000		Exelon Corp.	88,139
1,100		FirstEnergy Corp.	43,461
650		FPL Group, Inc.	48,588
1,250	@	PG&E Corp.	41,600
350		Pinnacle West Capital Corp.	15,544
700		PPL Corp.	37,296
800		Public Service Enterprise Group, Inc.	41,416
2,400		Southern Co.	80,448
700		TECO Energy, Inc.	10,738
1,400		TXU Corp.	90,383
1,600		Xcel Energy, Inc.	29,120

			994,010

		Electrical Components and Equipment: 0.1%
1,850		Emerson Electric Co.	129,685

			129,685

		Electronics: 0.2%
1,400	@	Agilent Technologies, Inc.	33,739
900		Applera Corp. — Applied Biosystems Group	18,819
400	@	Fisher Scientific Intl.	24,952
800	@	Jabil Circuit, Inc.	20,464
400		Parker Hannifin Corp.	30,296
400		PerkinElmer, Inc.	8,996
1,750	@	Sanmina-SCI Corp.	14,823
1,100	@	Solectron Corp.	5,863
400		Tektronix, Inc.	12,084
800	@	Thermo Electron Corp.	24,152
350	@	Waters Corp.	16,377

			210,565

		Engineering and Construction: 0.0%
300		Fluor Corp.	16,353

			16,353

		Entertainment: 0.0%
950		International Game Technology	32,661

			32,661

		Environmental Control: 0.1%
1,900		Waste Management, Inc.	56,886

			56,886

		Food: 0.6%
1,250		Albertson’s, Inc.	29,850
1,350		Campbell Soup Co.	40,352
1,550		ConAgra Foods, Inc.	45,648
1,100		General Mills, Inc.	54,681
1,200		H.J. Heinz Co.	46,788
700		Hershey Foods Corp.	38,878
1,200		Kellogg Co.	53,592
900	@	Kroger Co.	15,786
350		McCormick & Co., Inc.	13,510
1,500	@	Safeway, Inc.	29,610
2,600		Sara Lee Corp.	62,764
550		SUPERVALU, Inc.	18,986
1,250		Wm. Wrigley Jr. Co.	86,487

			536,932

		Forest Products and Paper: 0.3%
750		Georgia-Pacific Corp.	28,110
1,600		International Paper Co.	67,200
500		Louisiana-Pacific Corp.	13,370
800		MeadWestvaco Corp.	27,112
600		Plum Creek Timber Co., Inc.	23,064
200		Temple-Inland, Inc.	13,680
1,150		Weyerhaeuser Co.	77,303

			249,839

		Gas: 0.1%
500		KeySpan Corp.	19,725
1,050		Sempra Energy	38,514

			58,239

		Hand/ Machine Tools: 0.1%
400		Black & Decker Corp.	35,332
100		Snap-On, Inc.	3,436
300		Stanley Works	14,697

			53,465

		Healthcare — Products: 1.8%
200		Bausch & Lomb, Inc.	12,892
800		Baxter Intl., Inc.	27,632

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
1,400		Becton Dickinson & Co.	$79,520
700		Biomet, Inc.	30,373
2,500	@	Boston Scientific Corp.	88,875
350		C.R. Bard, Inc.	22,393
400		Guidant Corp.	28,840
16,350		Johnson & Johnson	1,036,916
4,150		Medtronic, Inc.	206,131
1,400	@	St. Jude Medical, Inc.	58,702
450		Stryker Corp.	21,713
700	@	Zimmer Holdings, Inc.	56,084

			1,670,071

		Healthcare — Services: 0.8%
800		Aetna, Inc.	99,800
750	@	Humana, Inc.	22,268
400	@	Laboratory Corp. Of America Holdings	19,928
400		Manor Care, Inc.	14,172
350		Quest Diagnostics, Inc.	33,443
3,700		UnitedHealth Group, Inc.	325,710
1,650	@	WellPoint, Inc.	189,750

			705,071

		Home Builders: 0.0%
150		Centex Corp.	8,937

			8,937

		Home Furnishings: 0.0%
800		Leggett & Platt, Inc.	22,744
300		Whirlpool Corp.	20,763

			43,507

		Household Products/ Wares: 0.1%
400		Avery Dennison Corp.	23,988
800		Clorox Co.	47,144
400		Fortune Brands, Inc.	30,872

			102,004

		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	22,981

			22,981

		Insurance: 2.0%
1,100	@@	ACE Ltd.	47,025
1,450		AFLAC, Inc.	57,768
2,250		Allstate Corp.	116,370
300		AMBAC Financial Group, Inc.	24,639
8,500		American Intl. Group, Inc.	558,194
1,300		AON Corp.	31,018
1,100		Chubb Corp.	84,590
750		CIGNA Corp.	61,178
700		Cincinnati Financial Corp.	30,982
1,250		Hartford Financial Services Group, Inc.	86,638
350		Jefferson-Pilot Corp.	18,186
750		Lincoln National Corp.	35,010
1,050		Loews Corp.	73,815
700		Marsh & McLennan Cos., Inc.	23,030
500		MBIA, Inc.	31,640
2,400		MetLife, Inc.	97,224
400		MGIC Investment Corp.	27,564
900		Principal Financial Group	36,846
650		Progressive Corp.	55,146
2,850		Prudential Financial, Inc.	156,635
600		Safeco Corp.	31,344
900		St. Paul Travelers Cos., Inc.	33,363
400		Torchmark Corp.	22,856
1,050		UnumProvident Corp.	18,837
400	@@	XL Capital Ltd.	31,060

			1,790,958

		Internet: 0.6%
2,150	@	eBay, Inc.	250,002
3,800	@	Symantec Corp.	97,888
4,400	@	Yahoo!, Inc.	165,792

			513,682

		Iron/ Steel: 0.1%
600		Nucor Corp.	31,404
500		United States Steel Corp.	25,625

			57,029

		Leisure Time: 0.2%
300		Brunswick Corp.	14,850
2,200		Carnival Corp.	126,786
950		Harley-Davidson, Inc.	57,713
700		Sabre Holdings Corp.	15,512

			214,861

		Lodging: 0.2%
400		Harrah’s Entertainment, Inc.	26,756
1,050		Hilton Hotels Corp.	23,877
1,000		Marriott Intl., Inc.	62,980
550		Starwood Hotels & Resorts Worldwide, Inc.	32,120

			145,733

		Machinery — Construction and Mining: 0.0%
450		Caterpillar, Inc.	43,880

			43,880

		Machinery — Diversified: 0.1%
150		Cummins, Inc.	12,569
850		Deere & Co.	63,240
700		Rockwell Automation, Inc.	34,685

			110,494

		Media: 1.4%
7,250	@	Comcast Corp.	241,280
800		Gannett Co., Inc.	65,360
300		Knight-Ridder, Inc.	20,082
1,050		McGraw-Hill Cos., Inc.	96,117
150		Meredith Corp.	8,130
450		New York Times Co.	18,360
8,600		News Corp.	160,476
14,750	@	Time Warner, Inc.	286,740
350		Tribune Co.	14,749
5,650		Viacom, Inc.	205,604
6,600		Walt Disney Co.	183,480

			1,300,378

		Mining: 0.0%
400		Phelps Dodge Corp.	39,568

			39,568

		Miscellaneous Manufacturing: 2.4%
2,500		3M Co.	205,175
300	@@	Cooper Industries Ltd.	20,367
900		Danaher Corp.	51,669
550		Dover Corp.	23,067
1,100		Eastman Kodak Co.	35,475
450		Eaton Corp.	32,562
34,550		General Electric Co.	1,261,074
2,850		Honeywell Intl., Inc.	100,919
1,050		Illinois Tool Works, Inc.	97,314
650	@@	Ingersoll-Rand Co.	52,195
300		ITT Industries, Inc.	25,335
600		Pall Corp.	17,370
600		Textron, Inc.	44,280
6,450	@@	Tyco Intl., Ltd.	230,523

			2,197,325

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Office/ Business Equipment: 0.1%
800		Pitney Bowes, Inc.	$37,024
4,150	@	Xerox Corp.	70,592

			107,616

		Oil and Gas: 3.2%
400		Amerada Hess Corp.	32,952
1,000		Anadarko Petroleum Corp.	64,810
900		Apache Corp.	45,513
2,150		Burlington Resources, Inc.	93,525
8,800		ChevronTexaco Corp.	462,088
3,600		ConocoPhillips	312,588
2,500		Devon Energy Corp.	97,300
350		EOG Resources, Inc.	24,976
26,800		Exxon Mobil Corp.	1,373,767
400		Kerr-McGee Corp.	23,116
950		Marathon Oil Corp.	35,730
200	@,@@	Nabors Industries, Ltd.	10,258
350	@,@@	Noble Corp.	17,409
1,100		Occidental Petroleum Corp.	64,196
300		Sunoco, Inc.	24,513
900	@,@@	Transocean, Inc.	38,151
800		Unocal Corp.	34,592
1,200		Valero Energy Corp.	54,480

			2,809,964

		Oil and Gas Services: 0.1%
1,050		Baker Hughes, Inc.	44,804
600		BJ Services Co.	27,924
1,350		Halliburton Co.	52,974

			125,702

		Packaging and Containers: 0.1%
400		Ball Corp.	17,592
400		Bemis Co.	11,636
600	@	Pactiv Corp.	15,174
400	@	Sealed Air Corp.	21,308

			65,710

		Pharmaceuticals: 2.4%
5,050		Abbott Laboratories	235,582
400		Allergan, Inc.	32,428
400		AmerisourceBergen Corp.	23,472
6,750		Bristol-Myers Squibb Co.	172,935
1,850		Cardinal Health, Inc.	107,578
2,550	@	Caremark Rx, Inc.	100,547
1,500		Eli Lilly & Co.	85,125
300	@	Express Scripts, Inc.	22,932
1,100	@	Forest Laboratories, Inc.	49,346
1,400	@	Gilead Sciences, Inc.	48,986
700	@	Hospira, Inc.	23,450
600	@	King Pharmaceuticals, Inc.	7,440
900	@	Medco Health Solutions, Inc.	37,440
7,150		Merck & Co., Inc.	229,801
24,800		Pfizer, Inc.	666,871
5,100		Schering-Plough Corp.	106,488
4,600		Wyeth	195,914

			2,146,335

		Pipelines: 0.1%
850	@	Dynegy, Inc.	3,927
1,550		El Paso Corp.	16,120
150		Kinder Morgan, Inc.	10,970
1,350		Williams Cos., Inc.	21,991

			53,008

		Real Estate Investment Trusts: 0.1%
300		Apartment Investment & Management Co.	11,562
550		Equity Office Properties Trust	16,016
550		ProLogis	23,832
700		Simon Property Group, Inc.	45,269

			96,679

		Retail: 3.3%
1,000	@	Bed Bath & Beyond, Inc.	39,830
1,100		Best Buy Co., Inc.	65,362
750		Circuit City Stores, Inc.	11,730
2,700		Costco Wholesale Corp.	130,707
1,150		CVS Corp.	51,831
800		Darden Restaurants, Inc.	22,192
700		Federated Department Stores, Inc.	40,453
3,850		Gap, Inc.	81,312
12,250		Home Depot, Inc.	523,564
1,500		J.C. Penney Co., Inc. Holding Co.	62,100
450	@	Kohl’s Corp.	22,127
1,950		Limited Brands, Inc.	44,889
2,700		Lowe’s Cos., Inc.	155,493
1,000		May Department Stores Co.	29,400
7,000		McDonald’s Corp.	224,420
350		Nordstrom, Inc.	16,356
1,200	@	Office Depot, Inc.	20,832
400		RadioShack Corp.	13,152
2,800		Staples, Inc.	94,388
1,750	@	Starbucks Corp.	109,130
3,100		Target Corp.	160,983
1,500		TJX Cos., Inc.	37,695
1,100	@	Toys R US, Inc.	22,517
13,750		Wal-Mart Stores, Inc.	726,274
3,300		Walgreen Co.	126,621
550		Wendy’s Intl., Inc.	21,593
800		Yum! Brands, Inc.	37,744

			2,892,695

		Savings and Loans: 0.2%
1,000		Golden West Financial Corp.	61,420
1,000		Sovereign Bancorp, Inc.	22,550
3,050		Washington Mutual, Inc.	128,954

			212,924

		Semiconductors: 1.0%
550	@	Advanced Micro Devices, Inc.	12,111
1,500	@	Altera Corp.	31,050
1,250		Analog Devices, Inc.	46,150
5,750	@	Applied Materials, Inc.	98,325
1,209	@	Freescale Semiconductor Inc.	22,197
21,200		Intel Corp.	495,868
650	@	KLA-Tencor Corp.	30,277
1,100		Linear Technology Corp.	42,636
400		Maxim Integrated Products, Inc.	16,956
950		National Semiconductor Corp.	17,053
300	@	Qlogic Corp.	11,019
2,250		Texas Instruments, Inc.	55,395

			879,037

		Software: 2.1%
800		Adobe Systems, Inc.	50,192
1,100		Autodesk, Inc.	41,745
1,750		Automatic Data Processing, Inc.	77,613
950	@	BMC Software, Inc.	17,670
400	@	Citrix Systems, Inc.	9,812
1,700		Computer Associates Intl., Inc.	52,802
1,900	@	Compuware Corp.	12,293
400	@	Electronic Arts, Inc.	24,672
3,000		First Data Corp.	127,620
800	@	Fiserv, Inc.	32,152
600		IMS Health, Inc.	13,926

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 4
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Software (continued)
550	@	Intuit, Inc.	$24,206
35,600		Microsoft Corp.	950,875
1,800	@	Novell, Inc.	12,150
28,850	@	Oracle Corp.	395,821
1,300	@	PeopleSoft, Inc.	34,424
1,450	@	Siebel Systems, Inc.	15,225
1,350	@	Veritas Software Corp.	38,543

			1,931,741

		Telecommunications: 2.5%
1,250		Alltel Corp.	73,450
1,050		AT&T Corp.	20,013
2,000	@	Avaya, Inc.	34,400
6,300		BellSouth Corp.	175,077
350		CenturyTel, Inc.	12,415
21,400	@	Cisco Systems, Inc.	413,019
1,300		Citizens Communications Co.	17,927
500	@	Comverse Technology, Inc.	12,225
1,750	@	Corning, Inc.	20,598
13,500	@	Lucent Technologies, Inc.	50,760
7,650		Motorola, Inc.	131,580
3,350	@	Nextel Communications, Inc.	100,500
5,250		QUALCOMM, Inc.	222,600
5,400	@	Qwest Communications Intl., Inc.	23,976
10,850		SBC Communications, Inc.	279,604
700		Scientific-Atlanta, Inc.	23,107
4,850		Sprint Corp.	120,523
1,700	@	Tellabs, Inc.	14,603
12,100		Verizon Communications, Inc.	490,170

			2,236,547

		Textiles: 0.0%
500		Cintas Corp.	21,930

			21,930

		Toys/ Games/ Hobbies: 0.0%
900		Hasbro, Inc.	17,442
1,300		Mattel, Inc.	25,337

			42,779

		Transportation: 0.7%
1,600		Burlington Northern Santa Fe Corp.	75,696
750		CSX Corp.	30,060
1,650		FedEx Corp.	162,509
1,700		Norfolk Southern Corp.	61,523
200		Ryder System, Inc.	9,554
3,700		United Parcel Service, Inc.	316,202

			655,544

		Total Common Stock (Cost $36,193,682)	38,640,350

Principal
Amount		Value

U.S. TREASURY OBLIGATIONS: 29.0%
	U.S. Treasury STRIP: 29.0%
$23,580,000	3.540%, due 05/15/09	$20,221,406
7,000,000	3.590%, due 08/15/09	5,936,910

	Total U.S. Treasury Obligations (Cost $25,767,415)	26,158,316

U.S. GOVERNMENT AGENCY OBLIGATIONS: 27.9%
	Federal National Mortgage Association: 27.9%
30,000,000	4.000%, due 06/15/09	25,186,170

	Total U.S. Government Agency Obligations (Cost $24,537,569)	25,186,170

	Total Long-Term Investments (Cost $86,498,666)	89,984,836

SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreement: 0.4%
366,000	Morgan Stanley Repurchase Agreement dated 12/31/04, 2.200%, due 01/03/05, $366,067 to be received upon repurchase (Collateralized by $375,000 Federal Farm Credit Bureau, 6.050%, Market Value plus accrued interest $375,067, due 05/03/19)	366,000

	Total Short-Term Investments (Cost $366,000)	366,000

Total Investments In Securities (Cost $86,864,666)*	100.1%	$90,350,836
Other Assets and Liabilities-Net	(0.1)	(54,103)

Net Assets	100.0%	$90,296,733

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $87,226,889. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,915,435
Gross Unrealized Depreciation	(791,488)

Net Unrealized Appreciation	$3,123,947

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 73.6%
		Advertising: 0.2%
1,930	@	Interpublic Group of Cos., Inc.	$25,862
680		Omnicom Group, Inc.	57,338

			83,200

		Aerospace/ Defense: 1.6%
4,730		Boeing Co.	244,871
1,200		General Dynamics Corp.	125,520
390		Goodrich Corp.	12,730
450		L-3 Communications Holdings, Inc.	32,958
2,030		Lockheed Martin Corp.	112,767
1,260		Northrop Grumman Corp.	68,494
2,690		Raytheon Co.	104,453
710		Rockwell Collins, Inc.	28,002
1,690		United Technologies Corp.	174,661

			904,456

		Agriculture: 1.1%
6,780		Altria Group, Inc.	414,258
2,490		Archer-Daniels-Midland Co.	55,552
910		Monsanto Co.	50,551
600		Reynolds American, Inc.	47,160
740		UST, Inc.	35,601

			603,122

		Apparel: 0.5%
900	@	Coach, Inc.	50,760
440		Jones Apparel Group, Inc.	16,091
440		Liz Claiborne, Inc.	18,572
1,490		Nike, Inc.	135,128
240		Reebok Intl., Ltd.	10,560
700		VF Corp.	38,766

			269,877

		Auto Manufacturers: 0.6%
10,970		Ford Motor Co.	160,601
2,010		General Motors Corp.	80,521
780		PACCAR, Inc.	62,774

			303,896

		Auto Parts and Equipment: 0.1%
800	@	Goodyear Tire & Rubber Co.	11,728
640		Johnson Controls, Inc.	40,602

			52,330

		Banks: 4.5%
1,190		AmSouth Bancorp	30,821
13,830		Bank of America Corp.	649,871
1,890		BB&T Corp.	79,475
790		Comerica, Inc.	48,206
400		Compass Bancshares, Inc.	19,468
850		Fifth Third Bancorp	40,188
550		First Horizon National Corp.	23,711
950		Huntington Bancshares, Inc.	23,541
1,980		KeyCorp	67,122
410		M & T Bank Corp.	44,214
880		Marshall & Ilsley Corp.	38,896
1,440		Mellon Financial Corp.	44,798
2,980		National City Corp.	111,899
1,570		North Fork Bancorp, Inc.	45,295
780		Northern Trust Corp.	37,892
350		PNC Financial Services Group, Inc.	20,104
1,660		Regions Financial Corp.	59,079
1,090		State Street Corp.	53,541
1,240		SunTrust Banks, Inc.	91,611
480		Synovus Financial Corp.	13,718
2,780		The Bank of New York Co., Inc.	92,908
6,470		U.S. Bancorp	202,640
5,447		Wachovia Corp.	286,512
5,570		Wells Fargo & Co.	346,176
380		Zions Bancorporation	25,851

			2,497,537

		Beverages: 1.6%
200		Adolph Coors Co.	15,134
1,090		Anheuser-Busch Cos., Inc.	55,296
550		Brown-Forman Corp.	26,774
8,100		Coca-Cola Co.	337,203
1,640		Coca-Cola Enterprises, Inc.	34,194
840		Pepsi Bottling Group, Inc.	22,714
7,740		PepsiCo, Inc.	404,027

			895,342

		Biotechnology: 0.7%
4,230	@	Amgen, Inc.	271,354
1,210	@	Biogen Idec, Inc.	80,598
760	@	Genzyme Corp.	44,133
350	@	MedImmune, Inc.	9,489

			405,574

		Building Materials: 0.2%
680	@	American Standard Cos., Inc.	28,098
1,450		Masco Corp.	52,968
390		Vulcan Materials Co.	21,298

			102,364

		Chemicals: 1.3%
880		Air Products & Chemicals, Inc.	51,014
360		Ashland, Inc.	21,017
3,530		Dow Chemical Co.	174,769
3,670		E.I. du Pont de Nemours & Co.	180,013
290		Eastman Chemical Co.	16,742
400		Ecolab, Inc.	14,052
390		Engelhard Corp.	11,961
480		International Flavors & Fragrances, Inc.	20,563
1,060		PPG Industries, Inc.	72,250
1,200		Praxair, Inc.	52,980
800		Rohm & Haas Co.	35,384
590		Sherwin-Williams Co.	26,332
310		Sigma-Aldrich Corp.	18,743

			695,820

		Commercial Services: 0.6%
650	@	Apollo Group, Inc.	52,462
3,670		Cendant Corp.	85,804
380		Equifax, Inc.	10,678
880		H&R Block, Inc.	43,120
910		McKesson Corp.	28,629
510		Moody’s Corp.	44,294
1,210		Paychex, Inc.	41,237
780		R.R. Donnelley & Sons Co.	27,526
710		Robert Half Intl., Inc.	20,895

			354,645

		Computers: 4.0%
500	@	Affiliated Computer Services, Inc.	30,095
2,250	@	Apple Computer, Inc.	144,900
640	@	Computer Sciences Corp.	36,077
14,450	@	Dell, Inc.	608,923
1,650		Electronic Data Systems Corp.	38,115
7,920	@	EMC Corp.	117,770
1,700	@	Gateway, Inc.	10,217
10,030		Hewlett-Packard Co.	210,329
7,660		International Business Machines Corp.	755,123
450	@	Lexmark Intl., Inc.	38,250
330	@	NCR Corp.	22,846
1,260	@	Network Appliance, Inc.	41,857

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
19,620	@	Sun Microsystems, Inc.	$105,556
960	@	Sungard Data Systems, Inc.	27,197
1,500	@	Unisys Corp.	15,270

			2,202,525

		Cosmetics/ Personal Care: 2.4%
360		Alberto-Culver Co.	17,485
630		Avon Products, Inc.	24,381
1,850		Colgate-Palmolive Co.	94,646
5,650		Gillette Co.	253,007
1,700		Kimberly-Clark Corp.	111,877
14,710		Procter & Gamble Co.	810,227

			1,311,623

		Distribution/ Wholesale: 0.1%
830		Genuine Parts Co.	36,570
510		W.W. Grainger, Inc.	33,976

			70,546

		Diversified Financial Services: 5.4%
5,770		American Express Co.	325,255
460		Bear Stearns Cos., Inc.	47,063
1,440		Capital One Financial Corp.	121,262
950		CIT Group, Inc.	43,529
17,600		Citigroup, Inc.	847,968
2,000		Countrywide Financial Corp.	74,020
1,280	@	E*TRADE Financial Corp.	19,136
3,180		Fannie Mae	226,448
150		Federated Investors, Inc.	4,560
950		Franklin Resources, Inc.	66,168
2,400		Freddie Mac	176,880
1,610		Goldman Sachs Group, Inc.	167,504
1,110		Janus Capital Group, Inc.	18,659
1,230		Lehman Brothers Holdings, Inc.	107,600
4,400		MBNA Corp.	124,036
3,240		Merrill Lynch & Co., Inc.	193,655
3,620		Morgan Stanley	200,982
1,260	@	Providian Financial Corp.	20,752
1,500		SLM Corp.	80,085
450		T. Rowe Price Group, Inc.	27,990

			2,893,552

		Electric: 1.9%
2,950	@	AES Corp.	40,327
310		Ameren Corp.	15,543
1,430		American Electric Power Co., Inc.	49,106
310		Cinergy Corp.	12,905
750		Consolidated Edison, Inc.	32,813
710		Constellation Energy Group, Inc.	31,034
560		Dominion Resources, Inc.	37,934
640		DTE Energy Co.	27,603
5,580		Duke Energy Corp.	141,341
1,080		Edison Intl.	34,592
750		Entergy Corp.	50,693
2,340		Exelon Corp.	103,124
1,150		FirstEnergy Corp.	45,437
600		FPL Group, Inc.	44,850
1,440	@	PG&E Corp.	47,923
430		Pinnacle West Capital Corp.	19,096
940		PPL Corp.	50,083
750		Public Service Enterprise Group, Inc.	38,828
2,450		Southern Co.	82,124
950		TECO Energy, Inc.	14,573
1,360		TXU Corp.	87,802
1,210		Xcel Energy, Inc.	22,022

			1,029,753

		Electrical Components and Equipment: 0.2%
1,950		Emerson Electric Co.	136,695

			136,695

		Electronics: 0.4%
1,630	@	Agilent Technologies, Inc.	39,282
950		Applera Corp. — Applied Biosystems Group	19,865
480	@	Fisher Scientific Intl.	29,942
840	@	Jabil Circuit, Inc.	21,487
450		Parker Hannifin Corp.	34,083
440		PerkinElmer, Inc.	9,896
690	@	Sanmina-SCI Corp.	5,844
1,250	@	Solectron Corp.	6,663
480		Tektronix, Inc.	14,501
830	@	Thermo Electron Corp.	25,058
390	@	Waters Corp.	18,248

			224,869

		Engineering and Construction: 0.0%
110		Fluor Corp.	5,996

			5,996

		Entertainment: 0.1%
1,150		International Game Technology	39,537

			39,537

		Environmental Control: 0.1%
2,030		Waste Management, Inc.	60,778

			60,778

		Food: 1.1%
1,550		Albertson’s, Inc.	37,014
1,450		Campbell Soup Co.	43,341
1,900		ConAgra Foods, Inc.	55,955
1,330		General Mills, Inc.	66,114
1,250		H.J. Heinz Co.	48,738
800		Hershey Foods Corp.	44,432
1,390		Kellogg Co.	62,077
1,110	@	Kroger Co.	19,469
500		McCormick & Co., Inc.	19,300
1,600	@	Safeway, Inc.	31,584
2,740		Sara Lee Corp.	66,144
790		SUPERVALU, Inc.	27,271
1,330		Wm. Wrigley Jr. Co.	92,022

			613,461

		Forest Products and Paper: 0.5%
1,130		Georgia-Pacific Corp.	42,352
1,810		International Paper Co.	76,020
640		Louisiana-Pacific Corp.	17,114
880		MeadWestvaco Corp.	29,823
750		Plum Creek Timber Co., Inc.	28,830
280		Temple-Inland, Inc.	19,152
1,200		Weyerhaeuser Co.	80,664

			293,955

		Gas: 0.1%
590		KeySpan Corp.	23,276
150		Nicor, Inc.	5,541
980		Sempra Energy	35,946

			64,763

		Hand/ Machine Tools: 0.1%
450		Black & Decker Corp.	39,748
160		Snap-On, Inc.	5,498
310		Stanley Works	15,187

			60,433

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Healthcare — Products: 3.2%
160		Bausch & Lomb, Inc.	$10,314
800		Baxter Intl., Inc.	27,632
1,460		Becton Dickinson & Co.	82,928
860		Biomet, Inc.	37,315
2,870	@	Boston Scientific Corp.	102,029
380		C.R. Bard, Inc.	24,312
400		Guidant Corp.	28,840
17,200		Johnson & Johnson	1,090,825
4,020		Medtronic, Inc.	199,673
1,180	@	St. Jude Medical, Inc.	49,477
600		Stryker Corp.	28,950
810	@	Zimmer Holdings, Inc.	64,897

			1,747,192

		Healthcare — Services: 1.3%
830		Aetna, Inc.	103,543
1,030	@	Humana, Inc.	30,581
550	@	Laboratory Corp. Of America Holdings	27,401
480		Manor Care, Inc.	17,006
360		Quest Diagnostics, Inc.	34,398
3,770		UnitedHealth Group, Inc.	331,873
1,660	@	WellPoint, Inc.	190,900

			735,702

		Home Builders: 0.0%
160		Centex Corp.	9,533

			9,533

		Home Furnishings: 0.1%
790		Leggett & Platt, Inc.	22,459
250		Whirlpool Corp.	17,303

			39,762

		Household Products/ Wares: 0.2%
440		Avery Dennison Corp.	26,387
680		Clorox Co.	40,072
600		Fortune Brands, Inc.	46,308

			112,767

		Housewares: 0.0%
1,100		Newell Rubbermaid, Inc.	26,609

			26,609

		Insurance: 3.5%
950	@@	ACE Ltd.	40,613
1,850		AFLAC, Inc.	73,704
2,390		Allstate Corp.	123,611
400		AMBAC Financial Group, Inc.	32,852
8,820		American Intl. Group, Inc.	579,210
960		AON Corp.	22,906
1,110		Chubb Corp.	85,359
840		CIGNA Corp.	68,519
750		Cincinnati Financial Corp.	33,195
1,360		Hartford Financial Services Group, Inc.	94,262
440		Jefferson-Pilot Corp.	22,862
540		Lincoln National Corp.	25,207
1,110		Loews Corp.	78,033
710		Marsh & McLennan Cos., Inc.	23,359
450		MBIA, Inc.	28,476
2,590		MetLife, Inc.	104,921
440		MGIC Investment Corp.	30,320
1,210		Principal Financial Group	49,537
710		Progressive Corp.	60,236
3,060		Prudential Financial, Inc.	168,178
600		Safeco Corp.	31,344
900		St. Paul Travelers Cos., Inc.	33,363
480		Torchmark Corp.	27,427
1,260		UnumProvident Corp.	22,604
480	@@	XL Capital Ltd.	37,272

			1,897,370

		Internet: 0.9%
2,190	@	eBay, Inc.	254,654
3,520	@	Symantec Corp.	90,675
4,480	@	Yahoo!, Inc.	168,806

			514,135

		Iron/ Steel: 0.1%
550		Nucor Corp.	28,787
390		United States Steel Corp.	19,988

			48,775

		Leisure Time: 0.4%
360		Brunswick Corp.	17,820
2,060		Carnival Corp.	118,717
1,090		Harley-Davidson, Inc.	66,218
710		Sabre Holdings Corp.	15,734

			218,489

		Lodging: 0.3%
400		Harrah’s Entertainment, Inc.	26,756
1,660		Hilton Hotels Corp.	37,748
1,040		Marriott Intl., Inc.	65,500
710		Starwood Hotels & Resorts Worldwide, Inc.	41,464

			171,468

		Machinery — Construction and Mining: 0.1%
430		Caterpillar, Inc.	41,929

			41,929

		Machinery — Diversified: 0.2%
200		Cummins, Inc.	16,758
880		Deere & Co.	65,472
750		Rockwell Automation, Inc.	37,163

			119,393

		Media: 2.5%
7,420	@	Comcast Corp.	246,938
960		Gannett Co., Inc.	78,432
360		Knight-Ridder, Inc.	24,098
1,100		McGraw-Hill Cos., Inc.	100,694
160		Meredith Corp.	8,672
480		New York Times Co.	19,584
8,950		News Corp.	167,007
15,160	@	Time Warner, Inc.	294,711
500		Tribune Co.	21,070
5,770		Viacom, Inc.	209,970
6,780		Walt Disney Co.	188,484

			1,359,660

		Mining: 0.1%
530		Phelps Dodge Corp.	52,428

			52,428

		Miscellaneous Manufacturing: 4.1%
2,590		3M Co.	212,561
310		Cooper Industries Ltd.	21,046
1,080		Danaher Corp.	62,003
280		Dover Corp.	11,743
1,310		Eastman Kodak Co.	42,248
510		Eaton Corp.	36,904
35,930		General Electric Co.	1,311,444
2,840		Honeywell Intl., Inc.	100,564
1,060		Illinois Tool Works, Inc.	98,241
560		Ingersoll-Rand Co.	44,968
300		ITT Industries, Inc.	25,335
150		Pall Corp.	4,343

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Miscellaneous Manufacturing (continued)
490		Textron, Inc.	$36,162
6,700	@@	Tyco Intl., Ltd.	239,458

			2,247,020

		Office/ Business Equipment: 0.2%
880		Pitney Bowes, Inc.	40,726
4,350	@	Xerox Corp.	73,994

			114,720

		Oil and Gas: 5.6%
390		Amerada Hess Corp.	32,128
1,130		Anadarko Petroleum Corp.	73,235
1,140		Apache Corp.	57,650
2,250		Burlington Resources, Inc.	97,875
9,170		ChevronTexaco Corp.	481,516
3,790		ConocoPhillips	329,086
2,760		Devon Energy Corp.	107,419
400		EOG Resources, Inc.	28,544
27,890		Exxon Mobil Corp.	1,429,640
440		Kerr-McGee Corp.	25,428
1,180		Marathon Oil Corp.	44,380
280	@,@@	Nabors Industries, Ltd.	14,361
410	@	Noble Corp.	20,393
1,250		Occidental Petroleum Corp.	72,950
400		Sunoco, Inc.	32,684
1,150	@	Transocean, Inc.	48,749
840		Unocal Corp.	36,322
1,430		Valero Energy Corp.	64,922

			2,997,282

		Oil and Gas Services: 0.2%
1,040		Baker Hughes, Inc.	44,377
680		BJ Services Co.	31,647
1,450		Halliburton Co.	56,898

			132,922

		Packaging and Containers: 0.1%
480		Ball Corp.	21,110
480		Bemis Co.	13,963
600	@	Pactiv Corp.	15,174
310	@	Sealed Air Corp.	16,514

			66,761

		Pharmaceuticals: 4.0%
5,160		Abbott Laboratories	240,714
480		Allergan, Inc.	38,914
510		AmerisourceBergen Corp.	29,927
6,780		Bristol-Myers Squibb Co.	173,704
1,960		Cardinal Health, Inc.	113,974
2,790	@	Caremark Rx, Inc.	110,010
1,580		Eli Lilly & Co.	89,665
260	@	Express Scripts, Inc.	19,874
1,300	@	Forest Laboratories, Inc.	58,318
1,390	@	Gilead Sciences, Inc.	48,636
710	@	Hospira, Inc.	23,785
340	@	King Pharmaceuticals, Inc.	4,216
910	@	Medco Health Solutions, Inc.	37,856
7,410		Merck & Co., Inc.	238,157
25,680		Pfizer, Inc.	690,535
5,160		Schering-Plough Corp.	107,741
4,390		Wyeth	186,970

			2,212,996

		Pipelines: 0.1%
900	@	Dynegy, Inc.	4,158
2,000		El Paso Corp.	20,800
200		Kinder Morgan, Inc.	14,626
1,840		Williams Cos., Inc.	29,974

			69,558

		Real Estate Investment Trusts: 0.2%
350		Apartment Investment & Management Co.	13,489
650		Equity Office Properties Trust	18,928
680		ProLogis	29,464
810		Simon Property Group, Inc.	52,383

			114,264

		Retail: 5.5%
1,150	@	Bed Bath & Beyond, Inc.	45,805
1,140		Best Buy Co., Inc.	67,739
1,080		Circuit City Stores, Inc.	16,891
2,590		Costco Wholesale Corp.	125,382
1,350		CVS Corp.	60,845
540		Darden Restaurants, Inc.	14,980
640		Federated Department Stores, Inc.	36,986
4,040		Gap, Inc.	85,325
12,730		Home Depot, Inc.	544,080
1,560		J.C. Penney Co., Inc. Holding Co.	64,584
600	@	Kohl’s Corp.	29,502
1,710		Limited Brands, Inc.	39,364
2,570		Lowe’s Cos., Inc.	148,006
950		May Department Stores Co.	27,930
7,380		McDonald’s Corp.	236,603
500		Nordstrom, Inc.	23,365
1,190	@	Office Depot, Inc.	20,658
500		RadioShack Corp.	16,440
2,920		Staples, Inc.	98,433
1,840	@	Starbucks Corp.	114,742
2,980		Target Corp.	154,751
1,690		TJX Cos., Inc.	42,470
1,260	@	Toys R US, Inc.	25,792
14,380		Wal-Mart Stores, Inc.	759,551
3,380		Walgreen Co.	129,691
440		Wendy’s Intl., Inc.	17,274
940		Yum! Brands, Inc.	44,349

			2,991,538

		Savings and Loans: 0.4%
1,100		Golden West Financial Corp.	67,562
580		Sovereign Bancorp, Inc.	13,079
3,020		Washington Mutual, Inc.	127,686

			208,327

		Semiconductors: 1.7%
600	@	Advanced Micro Devices, Inc.	13,212
1,590	@	Altera Corp.	32,913
1,330		Analog Devices, Inc.	49,104
5,560	@	Applied Materials, Inc.	95,076
1,479	@	Freescale Semiconductor Inc.	27,154
21,270		Intel Corp.	497,505
750	@	KLA-Tencor Corp.	34,935
1,230		Linear Technology Corp.	47,675
500		Maxim Integrated Products, Inc.	21,195
1,550		National Semiconductor Corp.	27,823
400	@	Qlogic Corp.	14,692
2,350		Texas Instruments, Inc.	57,857

			919,141

		Software: 3.7%
840		Adobe Systems, Inc.	52,702
1,020		Autodesk, Inc.	38,709
2,010		Automatic Data Processing, Inc.	89,144
1,230	@	BMC Software, Inc.	22,878
580	@	Citrix Systems, Inc.	14,227
1,990		Computer Associates Intl., Inc.	61,809
2,180	@	Compuware Corp.	14,105
380	@	Electronic Arts, Inc.	23,438
3,000		First Data Corp.	127,620
790	@	Fiserv, Inc.	31,750
800		IMS Health, Inc.	18,568

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 5
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Software (continued)
610	@	Intuit, Inc.	$26,846
36,910		Microsoft Corp.	985,866
1,940	@	Novell, Inc.	13,095
29,090	@	Oracle Corp.	399,115
1,430	@	PeopleSoft, Inc.	37,866
1,680	@	Siebel Systems, Inc.	17,640
1,540	@	Veritas Software Corp.	43,967

			2,019,345

		Telecommunications: 4.2%
1,360		Alltel Corp.	79,914
1,250		AT&T Corp.	23,825
1,630	@	Avaya, Inc.	28,036
6,040		BellSouth Corp.	167,852
460		CenturyTel, Inc.	16,316
22,500	@	Cisco Systems, Inc.	434,249
1,390		Citizens Communications Co.	19,168
610	@	Comverse Technology, Inc.	14,915
1,840	@	Corning, Inc.	21,657
14,280	@	Lucent Technologies, Inc.	53,693
7,950		Motorola, Inc.	136,740
3,700	@	Nextel Communications, Inc.	111,000
5,420		QUALCOMM, Inc.	229,808
2,900	@	Qwest Communications Intl., Inc.	12,876
11,000		SBC Communications, Inc.	283,470
490		Scientific-Atlanta, Inc.	16,175
4,850		Sprint Corp.	120,523
1,830	@	Tellabs, Inc.	15,720
12,700		Verizon Communications, Inc.	514,476

			2,300,413

		Textiles: 0.0%
540		Cintas Corp.	23,684

			23,684

		Toys/ Games/ Hobbies: 0.1%
950		Hasbro, Inc.	18,411
1,590		Mattel, Inc.	30,989

			49,400

		Transportation: 1.2%
1,660		Burlington Northern Santa Fe Corp.	78,535
880		CSX Corp.	35,270
1,760		FedEx Corp.	173,342
1,740		Norfolk Southern Corp.	62,971
240		Ryder System, Inc.	11,465
3,720		United Parcel Service, Inc.	317,911

			679,494

		Total Common Stock (Cost $37,904,798)	40,418,726

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.6%
	Federal National Mortgage Association: 14.6%
$10,836,000	5.100%, due 11/15/11	$7,994,324

	Total U.S. Government Agency Obligations (Cost $8,053,094)	7,994,324

U.S. TREASURY OBLIGATIONS: 6.4%
	U.S. Treasury STRIP: 6.4%
4,590,000	4.010%, due 08/15/11	3,527,282

	Total U.S. Treasury Obligations (Cost $3,582,223)	3,527,282

OTHER BONDS: 4.7%
	FICO STRIP Coupon: 4.7%
3,470,000	4.860%, due 10/06/11	2,602,816

	Total Other Bonds (Cost $2,590,933)	2,602,816

	Total Long-Term Investments (Cost $52,131,048)	54,543,148

SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreement: 0.7%
390,000	Morgan Stanley Repurchase Agreement dated 12/31/04, 2.200%, due 01/03/05, $390,071 to be received upon repurchase (Collateralized by $365,000 Federal Home Loan Bank, 5.750%, Market Value plus accrued interest $401,331, due 05/15/12)	390,000

	Total Short-Term Investments (Cost $390,000)	390,000

Total Investments In Securities (Cost $52,521,048)*	100.0%	$54,933,148
Other Assets and Liabilities-Net	(0.0)	(10,883)

Net Assets	100.0%	$54,922,265

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $52,860,933. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,513,100
Gross Unrealized Depreciation	(440,885)

Net Unrealized Appreciation	$2,072,215

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Shares			Value

COMMON STOCK: 69.3%
		Advertising: 0.1%
3,908	@	Interpublic Group of Cos., Inc.	$52,367
1,686		Omnicom Group, Inc.	142,164

			194,531

		Aerospace/ Defense: 1.5%
13,529		Boeing Co.	700,397
3,070		General Dynamics Corp.	321,122
882		Goodrich Corp.	28,788
949		L-3 Communications Holdings, Inc.	69,505
5,415		Lockheed Martin Corp.	300,803
3,403		Northrop Grumman Corp.	184,987
7,428		Raytheon Co.	288,429
1,720		Rockwell Collins, Inc.	67,837
4,855		United Technologies Corp.	501,764

			2,463,632

		Agriculture: 1.1%
19,450		Altria Group, Inc.	1,188,395
6,253		Archer-Daniels-Midland Co.	139,504
2,479		Monsanto Co.	137,708
1,318		Reynolds American, Inc.	103,595
2,624		UST, Inc.	126,241

			1,695,443

		Apparel: 0.4%
2,159	@	Coach, Inc.	121,768
1,250		Jones Apparel Group, Inc.	45,713
1,127		Liz Claiborne, Inc.	47,571
4,064		Nike, Inc.	368,563
514		Reebok Intl., Ltd.	22,616
1,563		VF Corp.	86,559

			692,790

		Auto Manufacturers: 0.5%
29,361		Ford Motor Co.	429,845
5,114		General Motors Corp.	204,867
2,479		PACCAR, Inc.	199,510

			834,222

		Auto Parts and Equipment: 0.1%
1,954	@	Goodyear Tire & Rubber Co.	28,646
1,897		Johnson Controls, Inc.	120,345

			148,991

		Banks: 4.2%
3,279		AmSouth Bancorp	84,926
38,081		Bank of America Corp.	1,789,425
5,025		BB&T Corp.	211,301
1,991		Comerica, Inc.	121,491
1,050		Compass Bancshares, Inc.	51,104
1,842		Fifth Third Bancorp	87,090
926		First Horizon National Corp.	39,920
2,201		Huntington Bancshares, Inc.	54,541
5,104		KeyCorp	173,026
949		M & T Bank Corp.	102,340
2,099		Marshall & Ilsley Corp.	92,776
4,055		Mellon Financial Corp.	126,151
8,762		National City Corp.	329,013
4,081		North Fork Bancorp, Inc.	117,737
2,151		Northern Trust Corp.	104,496
1,005		PNC Financial Services Group, Inc.	57,727
4,502		Regions Financial Corp.	160,226
2,828		State Street Corp.	138,911
3,271		SunTrust Banks, Inc.	241,661
949		Synovus Financial Corp.	27,122
6,878		The Bank of New York Co., Inc.	229,863
17,609		U.S. Bancorp	551,514
15,148		Wachovia Corp.	796,785
16,017		Wells Fargo & Co.	995,457
908		Zions Bancorporation	61,771

			6,746,374

		Beverages: 1.5%
279		Adolph Coors Co.	21,112
2,835		Anheuser-Busch Cos., Inc.	143,820
848		Brown-Forman Corp.	41,281
22,833		Coca-Cola Co.	950,538
4,254		Coca-Cola Enterprises, Inc.	88,696
1,987		Pepsi Bottling Group, Inc.	53,728
21,567		PepsiCo, Inc.	1,125,797

			2,424,972

		Biotechnology: 0.7%
11,938	@	Amgen, Inc.	765,823
3,082	@	Biogen Idec, Inc.	205,292
2,292	@	Genzyme Corp.	133,096
1,898	@	MedImmune, Inc.	51,455
279	@	Millipore Corp.	13,897

			1,169,563

		Building Materials: 0.2%
1,965	@	American Standard Cos., Inc.	81,194
3,763		Masco Corp.	137,462
782		Vulcan Materials Co.	42,705

			261,361

		Chemicals: 1.2%
2,292		Air Products & Chemicals, Inc.	132,867
659		Ashland, Inc.	38,472
9,342		Dow Chemical Co.	462,522
9,917		E.I. du Pont de Nemours & Co.	486,429
1,005		Eastman Chemical Co.	58,019
870		Ecolab, Inc.	30,563
1,284		Engelhard Corp.	39,380
726	@	Hercules, Inc.	10,781
815		International Flavors & Fragrances, Inc.	34,915
2,813		PPG Industries, Inc.	191,734
3,337		Praxair, Inc.	147,329
2,286		Rohm & Haas Co.	101,110
2,233		Sherwin-Williams Co.	99,659
746		Sigma-Aldrich Corp.	45,103

			1,878,883

		Commercial Services: 0.6%
1,720	@	Apollo Group, Inc.	138,821
10,009		Cendant Corp.	234,011
983		Equifax, Inc.	27,622
2,445		H&R Block, Inc.	119,805
2,804		McKesson Corp.	88,214
1,228		Moody’s Corp.	106,652
3,026		Paychex, Inc.	103,126
2,009		R.R. Donnelley & Sons Co.	70,898
1,794		Robert Half Intl., Inc.	52,797

			941,946

		Computers: 3.8%
1,061	@	Affiliated Computer Services, Inc.	63,862
6,513	@	Apple Computer, Inc.	419,437
1,786	@	Computer Sciences Corp.	100,677
39,873	@	Dell, Inc.	1,680,248
5,093		Electronic Data Systems Corp.	117,648
21,873	@	EMC Corp.	325,252
1,898	@	Gateway, Inc.	11,407
28,303		Hewlett-Packard Co.	593,514
21,170		International Business Machines Corp.	2,086,938
1,227	@	Lexmark Intl., Inc.	104,295

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Computers (continued)
914	@	NCR Corp.	$63,276
3,082	@	Network Appliance, Inc.	102,384
52,031	@	Sun Microsystems, Inc.	279,927
2,677	@	Sungard Data Systems, Inc.	75,839
2,981	@	Unisys Corp.	30,347

			6,055,051

		Cosmetics/Personal Care: 2.3%
926		Alberto-Culver Co.	44,976
1,675		Avon Products, Inc.	64,823
5,038		Colgate-Palmolive Co.	257,744
16,102		Gillette Co.	721,048
4,354		Kimberly-Clark Corp.	286,537
40,687		Procter & Gamble Co.	2,241,039

			3,616,167

		Distribution/Wholesale: 0.1%
2,722		Genuine Parts Co.	119,931
1,005		W.W. Grainger, Inc.	66,953

			186,884

		Diversified Financial Services: 5.0%
16,028		American Express Co.	903,497
1,206		Bear Stearns Cos., Inc.	123,386
3,931		Capital One Financial Corp.	331,030
3,126		CIT Group, Inc.	143,233
48,925		Citigroup, Inc.	2,357,206
5,480		Countrywide Financial Corp.	202,815
3,551	@	E*TRADE Financial Corp.	53,087
9,198		Fannie Mae	654,990
1,040		Federated Investors, Inc.	31,616
2,256		Franklin Resources, Inc.	157,130
6,536		Freddie Mac	481,703
4,616		Goldman Sachs Group, Inc.	480,249
2,066		Janus Capital Group, Inc.	34,729
3,467		Lehman Brothers Holdings, Inc.	303,293
12,199		MBNA Corp.	343,890
8,702		Merrill Lynch & Co., Inc.	520,119
10,265		Morgan Stanley	569,913
3,316	@	Providian Financial Corp.	54,615
3,968		SLM Corp.	211,852
1,091		T. Rowe Price Group, Inc.	67,860

			8,026,213

		Electric: 1.8%
7,626	@	AES Corp.	104,247
1,050	@	Allegheny Energy, Inc.	20,696
502		Ameren Corp.	25,170
3,215		American Electric Power Co., Inc.	110,403
2,650		CenterPoint Energy, Inc.	29,945
669		Cinergy Corp.	27,850
2,050	@	CMS Energy Corp.	21,423
2,066		Consolidated Edison, Inc.	90,388
2,155		Constellation Energy Group, Inc.	94,195
1,173		Dominion Resources, Inc.	79,459
1,723		DTE Energy Co.	74,313
15,485		Duke Energy Corp.	392,234
3,450		Edison Intl.	110,504
2,036		Entergy Corp.	137,613
5,929		Exelon Corp.	261,290
2,992		FirstEnergy Corp.	118,214
1,474		FPL Group, Inc.	110,182
950		NiSource, Inc.	21,641
3,842	@	PG&E Corp.	127,862
815		Pinnacle West Capital Corp.	36,194
2,322		PPL Corp.	123,716
2,248		Public Service Enterprise Group, Inc.	116,379
6,957		Southern Co.	233,199
1,675		TECO Energy, Inc.	25,695
3,796		TXU Corp.	245,070
3,819		Xcel Energy, Inc.	69,506

			2,807,388

		Electrical Components and Equipment: 0.2%
5,341		Emerson Electric Co.	374,404

			374,404

		Electronics: 0.4%
4,416	@	Agilent Technologies, Inc.	106,426
1,921		Applera Corp. — Applied Biosystems Group	40,168
1,182	@	Fisher Scientific Intl.	73,733
1,987	@	Jabil Circuit, Inc.	50,827
1,016		Parker Hannifin Corp.	76,952
1,971		PerkinElmer, Inc.	44,328
3,082	@	Sanmina-SCI Corp.	26,105
2,467	@	Solectron Corp.	13,149
726		Tektronix, Inc.	21,932
2,197	@	Thermo Electron Corp.	66,327
1,182	@	Waters Corp.	55,306

			575,253

		Engineering and Construction: 0.0%
782		Fluor Corp.	42,627

			42,627

		Entertainment: 0.1%
3,070		International Game Technology	105,547

			105,547

		Environmental Control: 0.1%
5,359		Waste Management, Inc.	160,448

			160,448

		Food: 1.0%
3,014		Albertson’s, Inc.	71,974
3,741		Campbell Soup Co.	111,818
4,265		ConAgra Foods, Inc.	125,604
3,476		General Mills, Inc.	172,792
3,148		H.J. Heinz Co.	122,741
2,233		Hershey Foods Corp.	124,021
3,822		Kellogg Co.	170,691
1,842	@	Kroger Co.	32,309
1,005		McCormick & Co., Inc.	38,793
4,090	@	Safeway, Inc.	80,737
7,542		Sara Lee Corp.	182,064
2,110		SUPERVALU, Inc.	72,837
3,644		Wm. Wrigley Jr. Co.	252,128

			1,558,509

		Forest Products and Paper: 0.5%
2,490		Georgia-Pacific Corp.	93,325
4,860		International Paper Co.	204,120
1,977		Louisiana-Pacific Corp.	52,865
2,551		MeadWestvaco Corp.	86,453
1,563		Plum Creek Timber Co., Inc.	60,082
502		Temple-Inland, Inc.	34,337
3,115		Weyerhaeuser Co.	209,390

			740,572

		Gas: 0.1%
1,611		KeySpan Corp.	63,554
502		Nicor, Inc.	18,544
450		Peoples Energy Corp.	19,778
3,090		Sempra Energy	113,341

			215,217

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Hand/ Machine Tools: 0.1%
1,206		Black & Decker Corp.	$106,526
659		Snap-On, Inc.	22,643
748		Stanley Works	36,645

			165,814

		Healthcare — Products: 3.0%
525		Bausch & Lomb, Inc.	33,842
2,113		Baxter Intl., Inc.	72,983
4,154		Becton Dickinson & Co.	235,947
2,427		Biomet, Inc.	105,308
8,014	@	Boston Scientific Corp.	284,898
1,095		C.R. Bard, Inc.	70,058
1,125		Guidant Corp.	81,113
47,519		Johnson & Johnson	3,013,654
11,486		Medtronic, Inc.	570,509
3,303	@	St. Jude Medical, Inc.	138,495
1,284		Stryker Corp.	61,953
2,281	@	Zimmer Holdings, Inc.	182,754

			4,851,514

		Healthcare — Services: 1.3%
2,266		Aetna, Inc.	282,684
2,436	@	Humana, Inc.	72,325
1,294	@	Laboratory Corp. Of America Holdings	64,467
625		Manor Care, Inc.	22,144
952		Quest Diagnostics, Inc.	90,964
10,415		UnitedHealth Group, Inc.	916,831
4,759	@	WellPoint, Inc.	547,285

			1,996,700

		Home Builders: 0.0%
759		Centex Corp.	45,221

			45,221

		Home Furnishings: 0.1%
1,752		Leggett & Platt, Inc.	49,809
436		Whirlpool Corp.	30,176

			79,985

		Household Products/ Wares: 0.2%
1,082		Avery Dennison Corp.	64,888
2,356		Clorox Co.	138,839
1,228		Fortune Brands, Inc.	94,777

			298,504

		Housewares: 0.0%
2,345		Newell Rubbermaid, Inc.	56,726

			56,726

		Insurance: 3.2%
2,789	@@	ACE Ltd.	119,230
4,656		AFLAC, Inc.	185,495
6,174		Allstate Corp.	319,319
1,015		AMBAC Financial Group, Inc.	83,362
24,563		American Intl. Group, Inc.	1,613,052
3,293		AON Corp.	78,571
3,112		Chubb Corp.	239,313
2,253		CIGNA Corp.	183,777
1,695		Cincinnati Financial Corp.	75,021
3,762		Hartford Financial Services Group, Inc.	260,744
1,220		Jefferson-Pilot Corp.	63,391
2,244		Lincoln National Corp.	104,750
2,847		Loews Corp.	200,144
1,871		Marsh & McLennan Cos., Inc.	61,556
1,333		MBIA, Inc.	84,352
7,082		MetLife, Inc.	286,892
1,233		MGIC Investment Corp.	84,966
2,836		Principal Financial Group	116,106
1,773		Progressive Corp.	150,421
7,983		Prudential Financial, Inc.	438,746
2,009		Safeco Corp.	104,950
2,457		St. Paul Travelers Cos., Inc.	91,081
759		Torchmark Corp.	43,369
2,122		UnumProvident Corp.	38,069
1,150	@@	XL Capital Ltd.	89,298

			5,115,975

		Internet: 0.9%
6,317	@	eBay, Inc.	734,540
9,747	@	Symantec Corp.	251,083
12,876	@	Yahoo!, Inc.	485,168

			1,470,791

		Iron/ Steel: 0.1%
1,577		Nucor Corp.	82,540
1,183		United States Steel Corp.	60,629

			143,169

		Leisure Time: 0.4%
826		Brunswick Corp.	40,887
6,044		Carnival Corp.	348,316
2,736		Harley-Davidson, Inc.	166,212
1,451		Sabre Holdings Corp.	32,154

			587,569

		Lodging: 0.3%
1,148		Harrah’s Entertainment, Inc.	76,790
3,339		Hilton Hotels Corp.	75,929
2,791		Marriott Intl., Inc.	175,777
1,865		Starwood Hotels & Resorts Worldwide, Inc.	108,916

			437,412

		Machinery — Construction and Mining: 0.1%
1,117		Caterpillar, Inc.	108,919

			108,919

		Machinery — Diversified: 0.2%
614		Cummins, Inc.	51,447
2,188		Deere & Co.	162,788
1,708		Rockwell Automation, Inc.	84,631

			298,866

		Media: 2.3%
20,936	@	Comcast Corp.	696,750
2,166		Gannett Co., Inc.	176,962
614		Knight-Ridder, Inc.	41,101
3,025		McGraw-Hill Cos., Inc.	276,909
414		Meredith Corp.	22,439
926		New York Times Co.	37,781
23,150		News Corp.	431,979
43,398	@	Time Warner, Inc.	843,656
1,061		Tribune Co.	44,711
15,531		Viacom, Inc.	565,173
19,294		Walt Disney Co.	536,373

			3,673,834

		Mining: 0.1%
1,195		Phelps Dodge Corp.	118,209

			118,209

		Miscellaneous Manufacturing: 3.9%
7,350		3M Co.	603,215
603		Cooper Industries Ltd.	40,938
3,002		Danaher Corp.	172,345
1,407		Dover Corp.	59,010
3,283		Eastman Kodak Co.	105,877
1,318		Eaton Corp.	95,370
99,893		General Electric Co.	3,646,094
7,626		Honeywell Intl., Inc.	270,037

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Miscellaneous Manufacturing (continued)
2,691		Illinois Tool Works, Inc.	$249,402
1,541	@@	Ingersoll-Rand Co.	123,742
892		ITT Industries, Inc.	75,329
1,351		Pall Corp.	39,111
1,664		Textron, Inc.	122,803
18,915	@@	Tyco Intl., Ltd.	676,022

			6,279,295

		Office/ Business Equipment: 0.2%
2,021		Pitney Bowes, Inc.	93,532
11,277	@	Xerox Corp.	191,822

			285,354

		Oil and Gas: 5.1%
1,304		Amerada Hess Corp.	107,424
2,881		Anadarko Petroleum Corp.	186,718
2,836		Apache Corp.	143,417
5,907		Burlington Resources, Inc.	256,955
25,470		ChevronTexaco Corp.	1,337,429
10,383		ConocoPhillips	901,555
7,380		Devon Energy Corp.	287,229
1,071		EOG Resources, Inc.	76,427
77,405		Exxon Mobil Corp.	3,967,779
1,377		Kerr-McGee Corp.	79,577
2,747		Marathon Oil Corp.	103,315
569	@,@@	Nabors Industries, Ltd.	29,184
1,228	@	Noble Corp.	61,081
3,472		Occidental Petroleum Corp.	202,626
1,005		Sunoco, Inc.	82,119
2,736	@	Transocean, Inc.	115,979
2,127		Unocal Corp.	91,971
3,793		Valero Energy Corp.	172,202

			8,202,987

		Oil and Gas Services: 0.2%
3,014		Baker Hughes, Inc.	128,607
1,429		BJ Services Co.	66,506
4,032		Halliburton Co.	158,216

			353,329

		Packaging and Containers: 0.1%
826		Ball Corp.	36,327
1,152		Bemis Co.	33,512
1,507	@	Pactiv Corp.	38,112
536	@	Sealed Air Corp.	28,553

			136,504

		Pharmaceuticals: 3.8%
14,657		Abbott Laboratories	683,749
1,083		Allergan, Inc.	87,799
1,173		AmerisourceBergen Corp.	68,832
18,552		Bristol-Myers Squibb Co.	475,302
5,523		Cardinal Health, Inc.	321,162
7,372	@	Caremark Rx, Inc.	290,678
4,008		Eli Lilly & Co.	227,454
525	@	Express Scripts, Inc.	40,131
3,293	@	Forest Laboratories, Inc.	147,724
3,741	@	Gilead Sciences, Inc.	130,898
1,599	@	Hospira, Inc.	53,567
1,619	@	King Pharmaceuticals, Inc.	20,076
2,628	@	Medco Health Solutions, Inc.	109,325
21,081		Merck & Co., Inc.	677,543
71,045		Pfizer, Inc.	1,910,399
13,454		Schering-Plough Corp.	280,920
12,524		Wyeth	533,397

			6,058,956

		Pipelines: 0.1%
2,300	@	Dynegy, Inc.	10,626
4,410		El Paso Corp.	45,864
346		Kinder Morgan, Inc.	25,303
4,768		Williams Cos., Inc.	77,671

			159,464

		Real Estate Investment Trusts: 0.2%
782		Apartment Investment & Management Co.	30,138
1,340		Equity Office Properties Trust	39,021
1,675		ProLogis	72,578
2,032		Simon Property Group, Inc.	131,409

			273,146

		Retail: 5.2%
900	@	Autonation, Inc.	17,289
300	@	Autozone, Inc.	27,393
2,668	@	Bed Bath & Beyond, Inc.	106,266
2,937		Best Buy Co., Inc.	174,517
2,178		Circuit City Stores, Inc.	34,064
7,624		Costco Wholesale Corp.	369,078
3,793		CVS Corp.	170,951
1,697		Darden Restaurants, Inc.	47,075
800		Dillard’s, Inc.	21,496
1,396		Federated Department Stores, Inc.	80,675
11,523		Gap, Inc.	243,366
35,351		Home Depot, Inc.	1,510,901
4,514		J.C. Penney Co., Inc. Holding Co.	186,880
1,228	@	Kohl’s Corp.	60,381
5,057		Limited Brands, Inc.	116,412
7,023		Lowe’s Cos., Inc.	404,455
2,747		May Department Stores Co.	80,762
20,145		McDonald’s Corp.	645,848
1,451		Nordstrom, Inc.	67,805
2,479	@	Office Depot, Inc.	43,035
1,641		RadioShack Corp.	53,956
7,608		Staples, Inc.	256,466
5,202	@	Starbucks Corp.	324,397
8,444		Target Corp.	438,497
4,488		TJX Cos., Inc.	112,783
3,613	@	Toys R US, Inc.	73,958
39,940		Wal-Mart Stores, Inc.	2,109,630
9,639		Walgreen Co.	369,848
1,340		Wendy’s Intl., Inc.	52,608
2,546		Yum! Brands, Inc.	120,120

			8,320,912

		Savings and Loans: 0.4%
2,748		Golden West Financial Corp.	168,782
2,178		Sovereign Bancorp, Inc.	49,114
8,382		Washington Mutual, Inc.	354,391

			572,287

		Semiconductors: 1.5%
1,061	@	Advanced Micro Devices, Inc.	23,363
2,892	@	Altera Corp.	59,864
3,462		Analog Devices, Inc.	127,817
16,235	@	Applied Materials, Inc.	277,619
3,806	@	Freescale Semiconductor Inc.	69,878
59,734		Intel Corp.	1,397,179
1,862	@	KLA-Tencor Corp.	86,732
2,546		Linear Technology Corp.	98,683
882		Maxim Integrated Products, Inc.	37,388
3,551		National Semiconductor Corp.	63,740
726	@	Qlogic Corp.	26,666
6,036		Texas Instruments, Inc.	148,606

			2,417,535

		Software: 3.5%
2,198		Adobe Systems, Inc.	137,903
3,072		Autodesk, Inc.	116,582

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 6
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004 (CONTINUED)

Shares			Value

		Software (continued)
5,401		Automatic Data Processing, Inc.	$239,534
3,595	@	BMC Software, Inc.	66,867
1,273	@	Citrix Systems, Inc.	31,227
5,461		Computer Associates Intl., Inc.	169,619
4,209	@	Compuware Corp.	27,232
971	@	Electronic Arts, Inc.	59,891
7,637		First Data Corp.	324,878
1,851	@	Fiserv, Inc.	74,392
2,411		IMS Health, Inc.	55,959
1,656	@	Intuit, Inc.	72,881
102,484		Microsoft Corp.	2,737,347
2,066	@	Novell, Inc.	13,946
82,275	@	Oracle Corp.	1,128,812
3,050	@	Parametric Technology Corp.	17,965
3,361	@	PeopleSoft, Inc.	88,999
6,431	@	Siebel Systems, Inc.	67,526
3,820	@	Veritas Software Corp.	109,061

			5,540,621

		Telecommunications: 4.0%
3,905		Alltel Corp.	229,458
2,434		AT&T Corp.	46,392
4,264	@	Avaya, Inc.	73,341
17,379		BellSouth Corp.	482,962
848		CenturyTel, Inc.	30,079
62,405	@	Cisco Systems, Inc.	1,204,417
2,512		Citizens Communications Co.	34,640
1,697	@	Comverse Technology, Inc.	41,492
4,760	@	Corning, Inc.	56,025
39,693	@	Lucent Technologies, Inc.	149,246
22,833		Motorola, Inc.	392,728
10,072	@	Nextel Communications, Inc.	302,160
15,554		QUALCOMM, Inc.	659,490
12,226	@	Qwest Communications Intl., Inc.	54,283
31,505		SBC Communications, Inc.	811,884
938		Scientific-Atlanta, Inc.	30,963
13,120		Sprint Corp.	326,032
2,501	@	Tellabs, Inc.	21,484
35,273		Verizon Communications, Inc.	1,428,908

			6,375,984

		Textiles: 0.0%
1,689		Cintas Corp.	74,080

			74,080

		Toys/ Games/ Hobbies: 0.1%
1,496		Hasbro, Inc.	28,992
3,880		Mattel, Inc.	75,622

			104,614

		Transportation: 1.2%
4,937		Burlington Northern Santa Fe Corp.	233,569
1,842		CSX Corp.	73,827
4,766		FedEx Corp.	469,403
5,164		Norfolk Southern Corp.	186,885
558		Ryder System, Inc.	26,656
10,554		United Parcel Service, Inc.	901,946

			1,892,286

		Total Common Stock (Cost $108,738,962)	110,413,550

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.5%
	Federal Home Loan Mortgage Corporation: 2.5%
$2,135,000	4.910%, due 12/06/11	$1,587,458
3,205,000	5.160%, due 01/15/12	2,362,595

		3,950,053

	Federal National Mortgage Association: 14.0%
23,452,000	5.100%, due 11/15/11	17,301,854
4,032,000	5.160%, due 01/15/12	2,945,852
2,840,000	5.190%, due 02/12/12	2,065,768

		22,313,474

	Total U.S. Government Agency Obligations (Cost $26,500,676)	26,263,527

U.S. TREASURY OBLIGATIONS: 13.7%
	Treasury STRIP: 13.7%
16,910,000	4.050%, due 11/15/11	12,840,235
12,190,000	4.100%, due 02/15/12	9,131,980

	Total U.S. Treasury Obligations (Cost $22,080,255)	21,972,215

	Total Long-Term Investments (Cost $157,319,893)	158,649,292

SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreement: 0.5%
869,000	Morgan Stanley Repurchase Agreement dated 12/31/04, 2.200%, due 01/03/05, $869,159 to be received upon repurchase (Collateralized by $885,000 Federal Reserve Note, 6.050%, Market Value plus accrued interest $895,564, due 05/03/19)	869,000

	Total Short-Term Investments (Cost $869,000)	869,000

Total Investments In Securities (Cost $158,188,893)*	100.0%	$159,518,292
Other Assets and Liabilities-Net	(0.0)	(40,593)

Net Assets	100.0%	$159,477,699

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $158,277,987. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,112,333
Gross Unrealized Depreciation	(872,028)

Net Unrealized Appreciation	$1,240,305

See Accompanying Notes to Financial Statements

ING GET US CORE PORTFOLIO SERIES 7
PORTFOLIO OF INVESTMENTS
AS OF DECEMBER 31, 2004

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 100.0%
	Commercial Paper: 79.2%
$2,750,000	ANZ Delaware, 2.350%, due 02/10/05	$2,742,671
2,750,000	ASB Bank Ltd., 2.270%, due 03/07/05	2,738,588
2,100,000	Barclays U.S. Funding Co., 2.270%, due 03/07/2005	2,091,285
2,042,000	Barton Capital Corp., 2.340%, due 01/14/05	2,040,142
3,000,000	Blue Ridge Asset, 2.330%, due 01/14/05	2,997,281
2,750,000	Ciesco, 2.360%, due 02/09/05	2,742,820
2,500,000	Concord Minutemen, 2.380%, due 02/08/05	2,493,581
2,750,000	Danske Corp., 2.340%, due 01/04/05	2,749,284
2,750,000	Dexia Delaware Llc., 2.280%, due 03/08/05	2,738,395
2,750,000	Edison Asset Securitiz, 2.390%, due 02/25/05	2,739,813
2,750,000	Galaxy Funding Inc., 2.390%, due 02/28/05	2,739,268
2,750,000	General Electric, 2.270%, due 02/24/2005	2,740,491
2,750,000	Golden Peanut, 2.380%, due 02/28/05	2,739,299
2,500,000	Jupiter Securitization, 2.330%, due 02/04/2005	2,494,361
2,500,000	Old Line Funding, 2.350%, due 01/19/05	2,496,899
2,750,000	Preferred Rec Funding, 2.340%, due 01/26/05	2,745,353
2,750,000	St. Germain’s, 2.360%, due 01/18/05	2,746,755
2,750,000	UBS FIN DN, 2.380%, due 01/05/05	2,749,091
2,000,000	Windmill Funding, 2.310%, due 02/23/05	1,993,100

	Total Commercial Paper (Cost $49,519,282)	49,518,477

	Repurchase Agreement: 20.8%
13,021,000	Morgan Stanley Repurchase Agreement dated 12/31/04, 2.200%, due 01/03/05, $13,023,387 to be received upon repurchase (Collateralized by various U.S. Government Agency Obligations, 2.200%, Market Value $13,426,959, due 01/07/05 – 01/28/05 due 01/28/05)	13,021,000

	Total Repurchase Agreement (Cost $13,021,000)	13,021,000

	Total Short-Term Investments (Cost $62,540,282)	62,539,477

Total Investments In Securities (Cost $62,540,282)*	100.0%	$62,539,477
Other Assets and Liabilities-Net	0.0	(17,147)

Net Assets	100.0%	$62,522,330

*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,835
Gross Unrealized Depreciation	(2,640)

Net Unrealized Depreciation	$(805)

See Accompanying Notes to Financial Statements

TAX INFORMATION (UNAUDITED)

Dividends paid during the year ended December 31, 2004 were as follows:

Fund Name	Type	Per Share Amount

GET U.S. Core Series 1	NII	$0.0728
	STCG	$0.0113
	LTCG	$0.0002
GET U.S. Core Series 2	NII	$0.0106
	LTCG	$0.0001
GET U.S. Core Series 3	NII	$0.0001

NII — Net investment income

STCG — Short-term capital gain
LTCG — Long-term capital gain

Of the ordinary distributions made during the year ended December 31, 2004, the following percentages qualify for the dividends received deduction available to corporate shareholders:

GET U.S. Core Series 1:	25.70%

GET U.S. Core Series 2:	0.14%

GET U.S. Core Series 3:	9.03%

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under accounting principles generally accepted in the United States of America (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The business and affairs of the Trusts are managed under the direction of the Funds’ Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

Principal
	Position(s)	Term of Office	Occupation(s)
	held with	and Length of	during the Past Five
Name, Address and Age	Trust	Time Served(1)	Years

Independent Trustees:

Paul S. Doherty(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1934	Trustee	February 2001 — December 2004	President and Partner, Doherty, Wallace, Pillsbury and Murphy, P.C., Attorneys (1996 — Present).

J. Michael Earley(3) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1945	Trustee	February 2002 — Present	President and Chief Executive Officer, Bankers Trust Company, N.A. (1992 — Present).

R. Barbara Gitenstein(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1948	Trustee	February 2002 — Present	President, College of New Jersey (1999 — Present).

Walter H. May(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1936	Trustee	February 2001 — Present	Retired. Formerly, Managing Director and Director of Marketing, Piper Jaffray, Inc.

Jock Patton(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1945	Trustee	February 2001 — Present	Private Investor (June 1997 — Present). Formerly Director and Chief Executive Officer, Rainbow Multimedia Group, Inc. (January 1999 — December 2001).

David W.C. Putnam(3) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1939	Trustee	February 2001 — Present	President and Director, F.L. Putnam Securities Company, Inc. and its affiliates; President, Secretary and Trustee, The Principled Equity Market Fund.

Blaine E. Rieke(3) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1933	Trustee	February 2001 — December 2004	General Partner, Huntington Partners (January 1997 — Present). Chairman of the Board and Trustee of each of the funds managed by ING Investment Management Co. LLC (November 1998 — February 2001).

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Number of
	Portfolios
	in Fund
	Complex
	Overseen	Other Directorships
Name, Address and Age	by Trustee	held by Trustee

Independent Trustees:
Paul S. Doherty(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1934	113	University of Massachusetts Foundation Board (April 2004 — Present).
J. Michael Earley(3) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1945	113	None
R. Barbara Gitenstein(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1948	113	New Jersey Resources (September 2003 — Present).
Walter H. May(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1936	113	Trustee, BestPrep Charitable Organization (1991 — Present).
Jock Patton(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1945	113	Director, Hypercom, Corp. (January 1999 — Present); JDA Software Group, Inc. (January 1999 — Present); Swift Transportation Co. (March 2004 — Present).
David W.C. Putnam(3) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1939	113	Progressive Capital Accumulation Trust (August 1998 — Present); Principled Equity Market Fund (November 1996 — Present), Mercy Endowment Foundation (1995 — Present); Director, F.L. Putnam Investment Management Company (December 2001 — Present); Asian American Bank and Trust Company (June 1992 — Present); and Notre Dame Health Care Center (1991 — Present) F.L. Putnam Securities Company, Inc. (June 1978 — Present); and an Honorary Trustee, Mercy Hospital (1973 — Present). Formerly, Anchor International Bond Trust (December 2000 — 2002).
Blaine E. Rieke(3) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1933	113	Trustee, Morgan Chase Trust Co. (January 1998 — Present); Director, Members Trust Co. (November 2003 — Present).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Principal
	Position(s)	Term of Office	Occupation(s)
	held with	and Length of	during the Past Five
Name, Address and Age	Trust	Time Served(1)	Years

Roger B. Vincent(3) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1945	Trustee	February 2002 — Present	President, Springwell Corporation (1989 — Present). Formerly, Director Tatham Offshore, Inc. (1996 — 2000).

Richard A. Wedemeyer(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1936	Trustee	February 2001 — Present	Retired. Formerly Vice President — Finance and Administration, Channel Corporation (June 1996 — April 2002); and Trustee of each of the funds managed by ING Management Co. LLC (1998 — 2001).

Trustees who are “Interested Persons”:

Thomas J. McInerney(4) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1956	Trustee	February 2001 — Present	Chief Executive Officer, ING U.S. Financial Services (September 2001 — Present); Member ING Americas Executive Committee (2001 — Present); ING Aeltus Holding Company, Inc. (2000 — Present), ING Retail Holding Company (1998 — Present), and ING Retirement Holdings, Inc. (1997 — Present). Formerly, President, ING Life Insurance Annuity Company (September 1997 — November 2002), President, Chief Executive Officer and Director of Northern Life Insurance Company (March 2001 — October 2002); General Manager and Chief Executive Officer, ING Worksite Division (December 2000 — October 2001), President ING-SCI, Inc. (August 1997 — December 2000); President, Aetna Financial Services (August 1997 — December 2000).

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Number of
	Portfolios
	in Fund
	Complex
	Overseen	Other Directorships
Name, Address and Age	by Trustee	held by Trustee

Roger B. Vincent(3) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1945	113	Director, AmeriGas Propane, Inc. (1998 — Present).
Richard A. Wedemeyer(2) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1936	113	Director, Touchstone Consulting Group (1997 — Present); Trustee, Jim Henson Legacy (1994 — Present).

Trustees who are “Interested Persons”:
Thomas J. McInerney(4) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1956	161	Director, Equitable Life Insurance Co., Golden American Life Insurance Co., Life Insurance Company of Georgia, Midwestern United Life Insurance Co., ReliaStar Life Insurance Co., Security Life of Denver, Security Connecticut Life Insurance Co., Southland Life Insurance Co., USG Annuity and Life Company, and United Life and Annuity Insurance Co. Inc (March 2001 — Present); Member of the Board, Bushnell Performing Arts Center; St. Francis Hospital; National Conference of Community Justice; and Metro Atlanta Chamber of Commerce.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Principal
	Position(s)	Term of Office	Occupation(s)
	held with	and Length of	during the Past Five
Name, Address and Age	Trust	Time Served(1)	Years

John G. Turner(5) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1939	Trustee	February 2001 — Present	Chairman, Hillcrest Capital Partners (May 2002 — Present); Formerly, Vice Chairman of ING Americas (2000 — 2002); Chairman and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar Life Insurance Company (1993 — 2000); Chairman of ReliaStar United Services Life Insurance Company (1995 — 1998); Chairman of ReliaStar Life Insurance Company of New York (1995 — 1998); Chairman of Northern Life Insurance Company (1992 — 2001); Chairman and Trustee of the Northstar affiliated investment companies (1993 — 2001) and Director, Northstar Investment Management Corporation and its affiliates (1993 — 1999).

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Number of
	Portfolios
	in Fund
	Complex
	Overseen	Other Directorships
Name, Address and Age	by Trustee	held by Trustee

John G. Turner(5) 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1939	113	Director, Hormel Foods Corporation (March 2000 — Present); Shopko Stores, Inc. (August 1999 — Present); and M.A. Mortenson Company (March 2002 — Present); Conseco, Inc. (September 2003 — Present).

(1)	Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy. On December 31, 2004, Paul S. Doherty and Blaine E. Rieke retired as Directors/Trustees. Effective January 1, 2005, John V. Boyer and Patrick W. Kenny joined as Directors/Trustees.

(2)	Valuation and Proxy Voting Committee member.

(3)	Audit Committee member.

(4)	Mr. McInerney is an “interested person,” as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

(5)	Mr. Turner is an “interested person,” as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Term of Office
	Position(s) Held	and Length of	Principal Occupation(s)
Name, Address and Age	with the Trust	Time Served(1)	during the Past Five Years

Officers:

James M. Hennessy 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1949	President, Chief Executive Officer and Chief Operating Officer	February 2001 — Present	President and Chief Executive Officer, ING Investments, LLC (December 2000 — Present). Formerly, Senior Executive Vice President and Chief Operating Officer, ING Investments, LLC (April 1995 — December 2000); and Executive Vice President, ING Investments, LLC (May 1998 — June 2000).

Michael J. Roland 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1958	Executive Vice President, Assistant Secretary and Principal Financial Officer	February 2002 — Present	Executive Vice President, Chief Financial Officer and Treasurer, (December 2001 — Present) and Chief Compliance Officer (October 2004 — Present); ING Investments, LLC. Formerly, Senior Vice President, ING Investments, LLC (June 1998 — December 2001).

Stanley D. Vyner 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1950	Executive Vice President	October 2000 — Present	Executive Vice President, ING Investments, LLC (July 2000 — Present) and Chief Investment Risk Officer (January 2003 — Present); Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC (August 2000 — January 2003); and Chief Executive Officer, ING Investments, LLC (August 1996 — August 2000).

Joseph M. O’Donnell 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1954	Chief Compliance Officer	November 2004 — Present	Chief Compliance Officer of the ING Funds (November 2004 — Present). Formerly, Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 — October 2004); and Chief Operating Officer and General Counsel of Matthews International Capital Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 — May 2001).

Robert S. Naka 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1963	Senior Vice President and Assistant Secretary	October 2000 — Present	Senior Vice President and Assistant Secretary, ING Funds Services, LLC (October 2001 — Present). Formerly, Senior Vice President, ING Funds Services, LLC (August 1999 — October 2001).

Kimberly A. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1964	Senior Vice President	November 2003 — Present	Senior Vice President, ING Investments, LLC (October 2003 — Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC (October 2001 — October 2003) and Assistant Vice President, ING Funds Services, LLC (November 1999 — January 2001).

Robyn L. Ichilov 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1967	Vice President Treasurer	October 2000 — Present March 2001 — Present	Vice President, ING Funds Services, LLC (October 2001 — Present) and ING Investments, LLC (August 1997 — Present).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Term of Office
	Position(s) Held	and Length of	Principal Occupation(s)
Name, Address and Age	with the Trust	Time Served(1)	during the Past Five Years

Lauren D. Bensinger 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1954	Vice President	February 2003 — Present	Vice President and Chief Compliance Officer, ING Funds Distributor, LLC (July 1995 — Present) and Vice President ING Investments, LLC (February 1996 — Present). Formerly, Chief Compliance Officer (October 2001 — October 2004), ING Investments, LLC.

Todd Modic 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1967	Vice President	August 2003 — Present	Vice President, Financial Reporting, Fund Accounting, ING Funds Services, LLC (September 2002 — Present). Formerly, Director of Financial Reporting, ING Investments, LLC (March 2001 — September 2002); Director of Financial Reporting, Axient Communications, Inc. (May 2000 — January 2001); and Director of Finance, Rural/Metro Corporation (March 1995 — May 2000).

Maria M. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1958	Vice President	September 2004 — Present	Vice President, ING Funds Services, LLC (September 2004 — Present). Formerly, Assistant Vice President, ING Funds Services, LLC (October 2001 — September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC (September 1999 — October 2001).

Susan P. Kinens 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1976	Assistant Vice President	February 2003 — Present	Assistant Vice President, ING Funds Services, LLC (December 2002 — Present); and has held various other positions with ING Funds Services, LLC for more than the last five years.

Kimberly K. Palmer 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1957	Assistant Vice President	September 2004 — Present	Assistant Vice President, ING Funds Services, LLC (August 2004 — Present). Formerly, Manager, Registration Statements, ING Funds Services, LLC (May 2003 — August 2004); Associate Partner, AMVESCAP PLC (October 2000 — May 2003); Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 — May 2003).

Huey P. Falgout, Jr. 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1963	Secretary	August 2003 — Present	Chief Counsel, ING U.S. Legal Services (September 2003 — Present). Formerly, Counsel, ING U.S. Legal Services (November 2002 — September 2003); and Associate General Counsel of AIG American General (January 1999 — November 2002).

Theresa Kelety 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1963	Assistant Secretary	August 2003 — Present	Counsel, ING U.S. Legal Services (April 2003 — Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 — April 2003); and Associate with Sutherland Asbill & Brennan (1996 — February 2000).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Term of Office
	Position(s) Held	and Length of	Principal Occupation(s)
Name, Address and Age	with the Trust	Time Served(1)	during the Past Five Years

Robin R. Nesbitt 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1973	Assistant Secretary	September 2004 — Present	Supervisor, Board Operations, ING Funds Services, LLC (August 2003 — Present). Formerly, Senior Legal Analyst, ING Funds Services, LLC (August 2002 — August 2003); Associate, PricewaterhouseCoopers (January 2001 — August 2001); and Paralegal, McManis, Faulkner & Morgan (May 2000 — December 2000).

(1)	The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

Investment Manager
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Dechert LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

KPMG LLP
99 High Street
Boston, Massachusetts 02110

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

VPAR-UFGCORE (1204-021805)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that David Putnam is an audit committee financial expert through December 31, 2004, as defined in Item 3 of Form N-CSR. Mr. Putnam is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), the principal accountant for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $114,712 for year ended December 31, 2004 and $37,000 for year ended December 31, 2003.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $1,750 for the year ended December 31, 2004. There were no fees billed for the year ended December 31, 2003.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $16,259 in the year ended December 31, 2004 and $9,500 in the year ended December 31, 2003. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item.

None

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the ING Funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II. Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV. Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult

2

outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V. Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI. Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII. Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

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VIII. Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX. Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

4

Appendix A

Pre-Approved Audit Services for the Pre-Approval Period June 1, 2004 through December 31, 2004

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	✓	As presented to Audit Committee[1]

Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.
	✓	Not to exceed $8,500 per filing

Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.
	✓	Not to exceed $8,000 during the Pre-Approval Period

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

5

Appendix B

Pre-Approved Audit-Related Services for the Pre-Approval Period June 1, 2004 through December 31, 2004

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers	✓	✓	Not to exceed $10,000 per merger

Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]
	✓		Not to exceed $5,000 per occurrence during the Pre-Approval Period

Review of the Funds’ semi-annual financial statements	✓		Not to exceed $5,000 for each set of financial statements

Reports to regulatory or government agencies related to the annual engagement	✓		Up to $5,000 per occurrence during the Pre-Approval Period

Regulatory compliance assistance	✓	✓	Not to exceed $5,000 per quarter

Training courses	✓	✓	Not to exceed $2,000 per course

For Prime Rate Trust, agreed upon procedures for quarterly reports to rating agencies	✓		Not to exceed $9,000 per quarter

6

Appendix C

Pre-Approved Tax Services for the Pre-Approval Period June 1, 2004 through December 31, 2004

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions.	✓		As presented to Audit Committee[2]

Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	✓		As presented to Audit Committee[2]

Review of year-end reporting for 1099’s	✓		As presented to Audit Committee[2]

Tax assistance and advice regarding statutory, regulatory or administrative developments	✓	✓	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

International tax services (e.g., Taiwan and India)	✓		Not to exceed $5,000 per Fund during the Pre-Approval Period

Appendix C, continued

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax training courses	✓	✓	Not to exceed $2,000 per course during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

7

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax services associated with Fund mergers	✓		Not to exceed $8,000 per merger during the Pre-Approval Period

Tax services related to the preparation of annual PFIC statements and annual Form 5471(Controlled Foreign Corporation) for structured finance vehicles	✓		Not to exceed $18,000 during the Pre-Approval Period

Tax services related to CLOs and CBOs	✓		Not to exceed $15,000 per quarter

Loan Staff Services	✓	✓	Not to exceed $15,000 during the Pre-Approval Period

Other tax-related assistance and consultation, including, without limitation, assistance in evaluating the tax treatment of swaps, swaptions, mortgage-backed securities and other derivatives.	✓		Not to exceed $50,000 during the Pre-Approval Period

8

Appendix D

Pre-Approved Other Services for the Pre-Approval Period June 1, 2004 through December 31, 2004

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		✓	Not to exceed $25,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)	✓		Not to exceed $5,000 per Fund during the Pre-Approval Period

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Appendix E

Prohibited Non-Audit Services
Dated: 2004

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

10

EXHIBIT A

ING INVESTORS TRUST (formerly, THE GCG TRUST)
ING EQUITY TRUST
ING FUNDS TRUST
ING INVESTMENT FUNDS, INC.
ING MAYFLOWER TRUST
ING MUTUAL FUNDS
ING PRIME RATE TRUST
ING SENIOR INCOME FUND
ING VARIABLE INSURANCE TRUST
ING VARIABLE PRODUCTS TRUST
ING VP EMERGING MARKETS FUND, INC.
ING VP NATURAL RESOURCES TRUST
USLICO SERIES FUND

(e)(2)	Percentage of services referred to in 4(b) — (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of KPMG if greater than 50%.

Not applicable.

(g)	Non-Audit Fees: The non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $443,589 for year ended December 31, 2004 and $350,373 for fiscal year ended December 31, 2003.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee (“Committee”) for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Trustee vacancies on the Board. The Committee currently consists of four Trustees of the Board, none of whom are considered “interested persons” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. The Committee has adopted a written charter that sets forth the policies and procedures of the Committee. The Committee will accept referrals for potential candidates from Board members, Fund shareholders, legal counsel to the disinterested Trustees or such other sources as the Committee deems appropriate. Shareholders can submit recommendations in writing to the attention of the Chairperson of the Committee at an address to be maintained by Fund management for this purpose. In order for the Committee to consider a potential candidate, the Committee initially must receive at least the following information regarding such person: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.

Item 10. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as

EX-99.CODE ETH.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

(3)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Insurance Trust

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	March 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	March 7, 2005

By	/s/ Michael J. Roland

Michael J. Roland Executive Vice President and Chief Financial Officer

Date:	March 7, 2005